UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2017
Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	75,288,609	2,675,004
Vanguard Windsor Fund Investor Shares	69,841,178	1,457,586
Vanguard Morgan Growth Fund Investor Shares	46,103,571	1,165,959
Vanguard U.S. Growth Fund Investor Shares	38,453,039	1,161,282
Vanguard PRIMECAP Fund Investor Shares	10,673,489	1,156,259
Vanguard Explorer Fund Investor Shares	8,150,385	725,792
		8,341,882
International Stock Funds (19.1%)
Vanguard International Growth Fund Investor Shares	80,343,370	1,826,205
Vanguard International Value Fund Investor Shares	55,161,043	1,820,866
		3,647,071
U.S. Bond Funds (37.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	236,335,309	2,377,533
Vanguard Short-Term Investment-Grade Fund Investor Shares	220,906,324	2,352,652
Vanguard GNMA Fund Investor Shares	222,898,909	2,342,668
		7,072,853
Total Investment Companies (Cost $13,389,685)		19,061,806
Other Assets and Liabilities-Net (0.0%)		(2,404)
Net Assets (100%)		19,059,402

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2017, the cost of investment securities for tax purposes was $13,389,685,000. Net unrealized appreciation of investment securities for tax purposes was $5,672,121,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			Jan 31,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	691,544	30,678	39,848	2,509	28,169	725,792
Vanguard GNMA Fund	2,364,483	61,559	13,623	12,367	16,102	2,342,668
Vanguard International Growth Fund	1,749,260	89,003	51,221	21,841	—	1,826,205
Vanguard International Value Fund	1,756,532	47,590	23,521	39,663	—	1,820,866
Vanguard Long-Term Investment-
Grade Fund	2,309,911	232,850	19,711	24,536	36,139	2,377,533
Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	—
Vanguard Morgan Growth Fund	1,130,606	61,168	33,353	9,200	51,968	1,165,959
Vanguard PRIMECAP Fund	1,126,861	54,821	68,988	14,018	40,803	1,156,259
Vanguard Short-Term Investment-
Grade Fund	2,365,141	23,126	11,563	10,793	2,333	2,352,652
Vanguard U.S. Growth Fund	1,123,439	18,826	—	4,575	12,115	1,161,282
Vanguard Windsor Fund	1,439,463	57,729	126,603	17,366	40,363	1,457,586
Vanguard Windsor II Fund	2,656,979	173,422	200,713	34,373	139,049	2,675,004
Total	18,714,219	850,772	589,144	191,242	367,041	19,061,806

1 Includes net realized gain (loss) on affiliated investment securities sold of 52,426,000
2 Not applicable-purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.2%)
Commonwealth Bank of Australia	20,417,908	1,265,101
Westpac Banking Corp.	39,365,091	947,659
BHP Billiton Ltd.	38,054,408	772,060
Australia & New Zealand Banking Group Ltd.	34,439,934	765,203
National Australia Bank Ltd.	31,335,843	720,606
CSL Ltd.	5,425,426	462,519
Wesfarmers Ltd.	13,257,120	404,996
Woolworths Ltd.	15,278,132	285,128
Rio Tinto Ltd.	5,034,745	255,411
Macquarie Group Ltd.	3,651,594	234,490
Woodside Petroleum Ltd.	8,694,457	208,464
Scentre Group	60,633,890	202,331
Telstra Corp. Ltd.	49,654,816	188,393
Transurban Group	24,180,075	187,108
QBE Insurance Group Ltd.	16,228,541	153,964
Westfield Corp.	22,916,017	152,767
Suncorp Group Ltd.	15,189,967	150,183
Amcor Ltd.	13,742,353	149,160
Brambles Ltd.	18,715,511	147,910
Newcrest Mining Ltd.	8,937,717	146,572
AGL Energy Ltd.	8,014,230	137,425
South32 Ltd.	63,178,233	132,232
AMP Ltd.	34,651,287	131,522
Insurance Australia Group Ltd.	28,011,043	122,589
Origin Energy Ltd.	20,689,636	110,943
Goodman Group	21,119,269	110,904
Fortescue Metals Group Ltd.	19,013,175	96,213
Stockland	28,302,803	93,397
Aurizon Holdings Ltd.	23,378,736	88,819
Aristocrat Leisure Ltd.	7,518,028	87,185
ASX Ltd.	2,268,990	85,880
Vicinity Centres	39,040,968	84,713
APA Group	13,230,536	84,518
James Hardie Industries plc	5,219,140	81,974
Dexus Property Group	11,511,798	78,422
Sonic Healthcare Ltd.	4,910,850	77,451
Treasury Wine Estates Ltd.	8,777,876	77,439
Ramsay Health Care Ltd.	1,527,778	77,436
GPT Group	21,221,181	75,361
Santos Ltd.	24,131,700	73,416
Oil Search Ltd.	13,942,136	72,814
LendLease Group	6,521,236	69,733
Mirvac Group	44,052,781	67,858
Caltex Australia Ltd.	3,083,947	66,930
Medibank Pvt Ltd.	32,612,508	66,834
Cochlear Ltd.	673,878	64,015

Orica Ltd.	4,391,669	62,516
DUET Group (Stapled Security)	28,954,437	61,534
Boral Ltd.	13,690,739	60,504
Incitec Pivot Ltd.	19,833,959	57,967
Sydney Airport	12,998,204	57,682
BlueScope Steel Ltd.	6,759,839	57,481
Tatts Group Ltd.	17,244,777	56,774
Computershare Ltd.	5,776,631	56,496
Challenger Ltd.	6,744,703	56,436
Bendigo & Adelaide Bank Ltd.	5,598,894	53,321
Coca-Cola Amatil Ltd.	6,493,024	48,018
SEEK Ltd.	4,145,420	45,436
Alumina Ltd.	29,846,766	43,978
Bank of Queensland Ltd.	4,532,794	41,183
Crown Resorts Ltd.	4,511,720	39,030
Tabcorp Holdings Ltd.	9,908,196	35,613
Star Entertainment Grp Ltd.	9,708,244	35,169
Healthscope Ltd.	20,540,227	34,111
Domino's Pizza Enterprises Ltd.	743,178	33,528
Ansell Ltd.	1,751,518	31,570
Orora Ltd.	14,243,444	30,819
CIMIC Group Ltd.	1,161,201	30,225
Iluka Resources Ltd.	4,962,674	28,481
JB Hi-Fi Ltd.	1,345,363	28,220
Qantas Airways Ltd.	10,801,991	27,921
ALS Ltd.	5,954,215	26,765
AusNet Services	21,147,442	25,366
REA Group Ltd.	623,535	24,893
IOOF Holdings Ltd.	3,567,631	24,642
OZ Minerals Ltd.	3,609,667	24,631
Link Administration Holdings Ltd.	4,218,915	24,560
Harvey Norman Holdings Ltd.	6,292,274	23,866
Downer EDI Ltd.	5,047,468	23,758
Qube Holdings Ltd.	13,229,935	23,091
Investa Office Fund	6,692,284	22,836
Magellan Financial Group Ltd.	1,256,687	22,419
Vocus Group Ltd.	7,100,895	21,776
Adelaide Brighton Ltd.	5,519,216	21,446
DuluxGroup Ltd.	4,645,989	21,413
Macquarie Atlas Roads Group	5,398,502	20,557
Northern Star Resources Ltd.	6,932,615	20,168
Evolution Mining Ltd.	12,320,196	20,037
CSR Ltd.	5,939,015	19,888
carsales.com Ltd.	2,499,064	19,805
GrainCorp Ltd. Class A	2,726,206	19,655
* WorleyParsons Ltd.	2,574,234	19,356
TPG Telecom Ltd.	3,936,418	19,338
Perpetual Ltd.	526,844	18,709
* Metcash Ltd.	11,588,721	18,530
nib holdings Ltd.	5,127,358	17,917
* Whitehaven Coal Ltd.	8,170,468	17,647
BT Investment Management Ltd.	2,482,787	17,643
Fairfax Media Ltd.	27,292,745	17,614
Charter Hall Group	4,865,054	17,346
Primary Health Care Ltd.	5,781,023	16,452
Independence Group NL	5,707,576	16,405
* Mayne Pharma Group Ltd.	16,828,804	16,096

	Sims Metal Management Ltd.	1,889,848	16,061
	Mineral Resources Ltd.	1,676,663	15,655
^	Flight Centre Travel Group Ltd.	672,157	15,283
	Nufarm Ltd.	2,117,707	14,424
	Shopping Centres Australasia Property Group	8,724,973	14,359
	IRESS Ltd.	1,623,227	13,921
^	Blackmores Ltd.	156,867	13,758
	Bapcor Ltd.	3,280,979	13,649
	Charter Hall Retail REIT	4,162,398	13,350
	Regis Resources Ltd.	5,405,102	13,100
	BWP Trust	5,855,484	12,972
	InvoCare Ltd.	1,284,863	12,949
	Cromwell Property Group	17,342,152	12,825
	Aveo Group	5,266,016	12,739
	Super Retail Group Ltd.	1,673,156	12,371
^	G8 Education Ltd.	4,508,698	12,224
	Navitas Ltd.	3,581,461	12,036
	Sigma Pharmaceuticals Ltd.	13,036,277	11,916
	Cleanaway Waste Management Ltd.	12,427,287	10,749
^	Platinum Asset Management Ltd.	2,779,897	10,533
	Pact Group Holdings Ltd.	2,113,790	10,479
*	St. Barbara Ltd.	5,800,551	10,269
	Southern Cross Media Group Ltd.	9,099,333	10,146
	ARB Corp. Ltd.	797,088	9,804
	Beach Energy Ltd.	17,141,825	9,784
	Breville Group Ltd.	1,537,421	9,739
*	Reliance Worldwide Corp. Ltd.	4,417,064	9,718
*,^ Galaxy Resources Ltd.		20,915,844	9,695
	Steadfast Group Ltd.	5,552,140	9,651
	Webjet Ltd.	1,095,335	9,383
	Premier Investments Ltd.	956,749	9,366
	Spotless Group Holdings Ltd.	13,011,215	9,285
	Retail Food Group Ltd.	1,890,531	9,239
	Automotive Holdings Group Ltd.	3,109,330	9,226
	Sandfire Resources NL	1,816,911	9,092
	Myer Holdings Ltd.	9,684,349	8,896
	Ardent Leisure Group	5,489,391	8,755
	Viva Energy REIT	4,909,305	8,375
	Monadelphous Group Ltd.	1,041,072	8,216
	APN Outdoor Group Ltd.	1,919,825	8,205
	Abacus Property Group	3,832,737	8,169
	Altium Ltd.	1,315,407	8,061
*,^ Orocobre Ltd.		2,331,486	7,477
*	Saracen Mineral Holdings Ltd.	9,162,862	7,408
	Genworth Mortgage Insurance Australia Ltd.	2,932,528	7,403
	Costa Group Holdings Ltd.	2,946,531	7,334
	GUD Holdings Ltd.	989,828	7,290
2	MYOB Group Ltd.	2,796,878	7,214
	Brickworks Ltd.	748,477	7,192
	Eclipx Group Ltd.	2,520,359	7,158
	Mantra Group Ltd.	3,403,174	7,001
*,^ Syrah Resources Ltd.		2,883,293	6,750
	Seven West Media Ltd.	10,918,053	6,715
	Resolute Mining Ltd.	6,033,402	6,715
*	NEXTDC Ltd.	2,862,867	6,699
	Technology One Ltd.	1,709,166	6,680
	Growthpoint Properties Australia Ltd.	2,799,090	6,582

	Australian Pharmaceutical Industries Ltd.	4,455,753	6,381
	GWA Group Ltd.	3,179,942	6,325
	Seven Group Holdings Ltd.	1,123,588	6,240
	National Storage REIT	5,665,766	6,210
^	IPH Ltd.	1,648,898	6,153
	Tassal Group Ltd.	1,748,251	6,126
	Cover-More Group Ltd.	4,167,645	6,070
*	APN News & Media Ltd.	3,092,641	5,961
	Credit Corp. Group Ltd.	443,380	5,901
*	Nanosonics Ltd.	2,698,129	5,896
	oOh!media Ltd.	1,738,550	5,893
*	Western Areas Ltd.	3,101,397	5,791
	Sirtex Medical Ltd.	532,262	5,789
*	Bradken Ltd.	2,353,809	5,749
^	Bega Cheese Ltd.	1,467,129	5,713
	Corporate Travel Management Ltd.	432,129	5,705
	FlexiGroup Ltd.	3,289,566	5,696
	Nine Entertainment Co. Holdings Ltd.	7,493,903	5,661
^	Estia Health Ltd.	2,765,389	5,633
	McMillan Shakespeare Ltd.	685,197	5,447
^	Regis Healthcare Ltd.	1,595,546	5,286
*	Australian Agricultural Co. Ltd.	4,702,774	5,229
*	Pilbara Minerals Ltd.	12,695,994	5,165
	Asaleo Care Ltd.	4,458,328	5,101
	Greencross Ltd.	987,275	4,935
	Gateway Lifestyle	3,166,233	4,874
	Folkestone Education Trust	2,570,114	4,854
	SmartGroup Corp. Ltd.	944,186	4,622
*,^ Aconex Ltd.		2,011,625	4,613
	Collins Foods Ltd.	998,647	4,562
^	TFS Corp. Ltd.	3,783,950	4,510
^	Japara Healthcare Ltd.	2,831,329	4,505
*	Infigen Energy	5,916,611	4,493
	IDP Education Ltd.	1,428,751	4,422
	Ingenia Communities Group	2,142,237	4,241
*	Centuria Industrial REIT	2,220,566	4,178
*,^ Gold Road Resources Ltd.		9,383,851	4,142
	Programmed Maintenance Services Ltd.	2,861,477	4,126
	Arena REIT	2,846,657	4,039
	GDI Property Group	5,255,071	3,966
*,^ Liquefied Natural Gas Ltd.		5,903,982	3,836
	Tox Free Solutions Ltd.	1,893,430	3,806
	iSentia Group Ltd.	1,903,721	3,787
^	OFX Group Ltd.	2,962,359	3,755
^	Select Harvests Ltd.	883,846	3,754
	Cabcharge Australia Ltd.	1,350,552	3,742
*,^ Highfield Resources Ltd.		4,027,062	3,728
	Hotel Property Investments	1,700,841	3,614
	RCG Corp. Ltd.	3,467,745	3,587
*	Karoon Gas Australia Ltd.	2,455,957	3,350
*,^ Mesoblast Ltd.		2,738,829	3,344
^	BWX Ltd.	984,408	3,325
	RCR Tomlinson Ltd.	1,475,894	3,256
*	Cardno Ltd.	3,671,548	3,162
	WPP AUNZ Ltd.	3,855,664	3,105
*,^ Blue Sky Alternative Investments Ltd.		592,186	3,101
*	WiseTech Global Ltd.	850,562	3,097

	Village Roadshow Ltd.	1,017,211	3,058
*,^ Starpharma Holdings Ltd.		5,326,322	3,040
*,^ Perseus Mining Ltd.		11,699,216	2,989
	SG Fleet Group Ltd.	1,144,565	2,972
*,^ Beadell Resources Ltd.		12,165,518	2,833
	Virtus Health Ltd.	715,637	2,780
	Astro Japan Property Group	579,463	2,769
*	Senex Energy Ltd.	13,179,751	2,751
	Cedar Woods Properties Ltd.	664,102	2,712
	MACA Ltd.	2,242,843	2,698
*	Ten Network Holdings Ltd.	3,907,169	2,669
*	AWE Ltd.	5,959,630	2,627
	Ainsworth Game Technology Ltd.	1,892,179	2,599
*,^ Lynas Corp. Ltd.		37,476,920	2,420
	Thorn Group Ltd.	1,673,182	2,195
*,^ Mount Gibson Iron Ltd.		7,562,126	2,179
^	Bellamy's Australia Ltd.	677,069	2,173
	Reject Shop Ltd.	310,873	2,000
^	Newcrest Mining Ltd. ADR	109,512	1,826
	ERM Power Ltd.	1,723,646	1,575
	CSG Ltd.	2,653,258	1,569
*,^ Paladin Energy Ltd.		16,350,055	1,552
*	Watpac Ltd.	2,628,524	1,497
	Decmil Group Ltd.	1,721,395	1,366
*	Billabong International Ltd.	1,135,876	1,172
*,^ Slater & Gordon Ltd.		4,782,275	925
	Cash Converters International Ltd.	3,382,547	912
	NZME Ltd.	1,775,571	876
*,^ MMA Offshore Ltd.		3,847,515	816
	SMS Management & Technology Ltd.	639,392	674
	Sims Metal Management Ltd. ADR	66,577	560
*,^ Arrium Ltd.		26,938,843	449
*,^ Acrux Ltd.		1,854,394	437
*,^ Capitol Health Ltd.		4,336,820	378
*,^ Kingsgate Consolidated Ltd.		1,711,181	362
*,^ S2 Resources Ltd.		1,172,702	250
*	Strandline Resources Ltd.	887,913	5
	New Hope Corp. Ltd.	2,124	3
*	SGH Energy Pty Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
*	DSHE Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
			12,802,951
Austria (0.2%)
	Erste Group Bank AG	3,405,264	103,797
	OMV AG	1,701,934	59,565
	voestalpine AG	1,347,245	57,128
	ANDRITZ AG	852,045	46,053
*	Raiffeisen Bank International AG	1,394,720	31,064
	Wienerberger AG	1,407,361	27,167
	BUWOG AG	1,082,196	25,824
^	IMMOFINANZ AG	10,716,759	19,680
	CA Immobilien Anlagen AG	874,556	17,230
	Oesterreichische Post AG	422,890	15,298
	Lenzing AG	93,969	13,425
^	Verbund AG	781,610	12,602
	Vienna Insurance Group AG Wiener Versicherung Gruppe	453,985	11,064

	UNIQA Insurance Group AG	1,336,334	11,020
	Mayr Melnhof Karton AG	92,980	10,492
	Telekom Austria AG Class A	1,627,185	10,019
	Schoeller-Bleckmann Oilfield Equipment AG	131,459	9,907
^	Conwert Immobilien Invest SE	427,097	7,482
	RHI AG	300,143	7,407
	S IMMO AG	636,041	7,382
	Strabag SE	178,892	6,553
	Zumtobel Group AG	328,449	5,518
^	DO & CO AG	80,208	5,019
	EVN AG	366,756	4,491
	Palfinger AG	126,634	4,264
^	Semperit AG Holding	116,419	3,660
*	Flughafen Wien AG	109,187	3,086
	Kapsch TrafficCom AG	55,814	2,296
			538,493
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	9,451,187	986,880
	KBC Group NV	3,264,031	211,991
	Ageas	2,377,801	101,812
	UCB SA	1,432,299	98,930
	Solvay SA Class A	835,988	98,020
	Groupe Bruxelles Lambert SA	930,477	79,298
	Umicore SA	1,090,893	61,106
	Proximus SADP	1,685,452	48,406
	Ackermans & van Haaren NV	294,396	40,147
	Colruyt SA	791,928	38,758
*	Telenet Group Holding NV	578,483	31,041
	bpost SA	1,187,032	28,715
	Cofinimmo SA	241,208	27,086
	Ontex Group NV	861,012	26,074
	Sofina SA	178,937	24,309
	Melexis NV	247,158	18,578
*	KBC Ancora	415,123	18,300
	Bekaert SA	421,482	18,292
	Warehouses De Pauw CVA	197,393	17,929
	Elia System Operator SA/NV	321,101	16,018
	D'ieteren SA/NV	316,143	14,282
	Gimv NV	223,653	12,483
	Befimmo SA	225,391	12,361
	Euronav NV	1,535,608	11,992
	Aedifica SA	142,207	10,810
*	Tessenderlo Chemie NV (Voting Shares)	277,662	10,319
	Ion Beam Applications	227,938	9,692
*,^ Nyrstar (Voting Shares)		1,113,640	9,419
	Econocom Group SA/NV	618,478	9,340
	Cie d'Entreprises CFE	82,752	9,140
	Barco NV	94,082	8,185
*	AGFA-Gevaert NV	1,948,664	7,686
*	Orange Belgium SA	335,714	7,576
^	Kinepolis Group NV	146,771	7,044
	Van de Velde NV	74,463	5,208
	EVS Broadcast Equipment SA	110,819	3,830
	Wereldhave Belgium NV	25,309	2,756
			2,143,813

Brazil (1.8%)
Itau Unibanco Holding SA Preference Shares	29,257,557	345,692
Banco Bradesco SA Preference Shares	27,615,019	286,511
Ambev SA	47,822,077	261,093
* Petroleo Brasileiro SA Preference Shares	43,071,010	205,340
* Petroleo Brasileiro SA	37,199,207	191,178
Vale SA Preference Shares	19,265,319	186,908
Itausa - Investimentos Itau SA Preference Shares	45,101,212	132,831
Vale SA	12,214,490	124,767
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	20,477,229	120,149
Cielo SA	12,338,956	103,695
BRF SA	7,212,118	101,790
Banco do Brasil SA	10,163,422	100,329
Ultrapar Participacoes SA	4,576,836	96,045
Itau Unibanco Holding SA ADR	7,934,430	93,706
Banco Bradesco SA	7,717,162	78,714
Kroton Educacional SA	18,045,916	77,373
BB Seguridade Participacoes SA	7,088,782	62,767
Raia Drogasil SA	2,958,593	61,487
Banco Bradesco SA ADR	5,680,982	58,685
Telefonica Brasil SA Preference Shares	3,936,093	58,290
Lojas Renner SA	7,538,300	57,132
Banco Santander Brasil SA	5,431,500	53,965
CCR SA	10,234,597	50,401
Equatorial Energia SA	2,354,283	43,400
Ambev SA ADR	8,037,428	43,322
* Petroleo Brasileiro SA ADR Type A	4,465,506	42,467
Vale SA Class B Pfd. ADR	4,340,307	42,058
Hypermarcas SA	4,521,147	40,106
CETIP SA - Mercados Organizados	2,632,468	39,311
JBS SA	10,262,975	38,770
Lojas Americanas SA Preference Shares	7,243,930	38,469
Embraer SA	6,624,605	37,840
Klabin SA	6,523,279	33,626
WEG SA	6,499,955	32,817
* BR Malls Participacoes SA	6,794,709	31,619
Gerdau SA Preference Shares	8,158,001	31,614
* Petroleo Brasileiro SA ADR	2,979,761	30,572
Cia de Saneamento Basico do Estado de Sao Paulo	3,027,956	30,123
Engie Brasil Energia SA	2,543,520	28,897
Vale SA Class B ADR	2,806,725	28,572
* Rumo Logistica Operadora Multimodal SA	11,365,432	27,071
CPFL Energia SA	3,208,246	25,779
TIM Participacoes SA	8,808,330	25,014
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,267,402	23,304
* Cia Siderurgica Nacional SA	5,872,982	21,541
M Dias Branco SA	535,371	21,054
Cia Energetica de Minas Gerais Preference Shares	7,023,066	20,362
BTG Pactual Group	3,830,578	20,151
Localiza Rent a Car SA	1,678,818	19,637
Multiplan Empreendimentos Imobiliarios SA	915,247	18,140
Bradespar SA Preference Shares	2,719,561	17,948
^ BRF SA ADR	1,260,014	17,804
Fibria Celulose SA	1,884,355	17,571
Qualicorp SA	2,672,271	17,478
Sul America SA	2,878,218	16,980
Cosan SA Industria e Comercio	1,328,294	16,974

Natura Cosmeticos SA	2,053,881	16,471
EDP - Energias do Brasil SA	3,650,573	16,274
* Centrais Eletricas Brasileiras SA	2,445,645	16,163
Estacio Participacoes SA	3,116,022	15,722
Transmissora Alianca de Energia Eletrica SA	2,248,669	15,313
Suzano Papel e Celulose SA Preference Shares Class A	3,511,326	14,934
* Centrais Eletricas Brasileiras SA Preference Shares	1,856,218	14,553
Braskem SA Preference Shares	1,406,846	14,534
Itau Unibanco Holding SA	1,367,379	13,952
MRV Engenharia e Participacoes SA	3,429,212	13,889
TOTVS SA	1,665,227	13,791
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,285,900	13,506
* Metalurgica Gerdau SA Preference Shares Class A	7,273,341	12,984
Cia Energetica de Sao Paulo Preference Shares	2,169,014	11,973
Odontoprev SA	3,175,196	11,296
Fleury SA	926,331	11,168
Smiles SA	664,200	10,961
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,097,190	10,928
Sao Martinho SA	1,637,242	10,632
Telefonica Brasil SA ADR	716,475	10,590
Cia de Saneamento de Minas Gerais-COPASA	755,317	10,342
Embraer SA ADR	427,557	9,774
CVC Brasil Operadora e Agencia de Viagens SA	1,179,800	9,736
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,942,596	9,706
Porto Seguro SA	1,156,601	9,646
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	441,291	9,201
AES Tiete Energia SA	1,976,945	9,118
Lojas Americanas SA	2,062,270	8,608
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,159,129	8,604
* Cia Siderurgica Nacional SA ADR	2,335,161	8,500
* Duratex SA	3,430,015	8,210
Cia Brasileira de Distribuicao ADR	443,109	8,127
Cia Hering	1,622,444	7,979
Gerdau SA ADR	2,032,214	7,783
Linx SA	1,336,366	7,652
Cia Paranaense de Energia Preference Shares	746,550	7,619
* Minerva SA	1,934,500	7,375
Fibria Celulose SA ADR	764,721	7,051
Iguatemi Empresa de Shopping Centers SA	734,851	6,953
EcoRodovias Infraestrutura e Logistica SA	2,432,962	6,585
* Centrais Eletricas Brasileiras SA ADR Prf Class B	836,058	6,488
* B2W Cia Digital	1,681,096	6,400
* Marfrig Global Foods SA	3,118,056	6,393
Multiplus SA	560,044	6,324
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	781,673	5,946
Alupar Investimento SA	973,368	5,705
Marcopolo SA Preference Shares	6,038,660	5,517
Aliansce Shopping Centers SA	1,130,399	5,363
* Centrais Eletricas Brasileiras SA ADR	805,734	5,294
Light SA	840,659	5,247
Cia Energetica de Minas Gerais ADR	1,842,053	5,231
Alpargatas SA Preference Shares	1,565,736	5,163
Grendene SA	866,423	5,090
^ Cia Paranaense de Energia ADR	471,562	4,815
Arezzo Industria e Comercio SA	500,546	4,623
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,229,713	4,601

Via Varejo SA	1,499,600	4,269
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	255,846	3,779
Dimed SA Distribuidora da Medicamentos	18,190	3,737
Iochpe Maxion SA	894,855	3,689
CPFL Energia SA ADR	226,454	3,637
Ez Tec Empreendimentos e Participacoes SA	622,197	3,605
Braskem SA ADR	172,888	3,577
FPC Par Corretora de Seguros SA	689,000	3,082
Even Construtora e Incorporadora SA	2,147,883	3,061
* Magnesita Refratarios SA	393,225	3,058
TIM Participacoes SA ADR	207,328	2,930
Mahle-Metal Leve SA	431,634	2,914
Cia Energetica de Minas Gerais	899,643	2,771
SLC Agricola SA	531,722	2,771
Tupy SA	717,969	2,716
Cia Energetica do Ceara Preference Shares	166,733	2,523
* BR Properties SA	988,419	2,500
* Randon Participacoes SA Preference Shares	1,912,993	2,374
* JSL SA	760,868	2,329
QGEP Participacoes SA	1,203,495	2,169
2 Ser Educacional SA	376,500	2,119
GAEC Educacao SA	450,484	1,916
Direcional Engenharia SA	1,017,569	1,909
* Gol Linhas Aereas Inteligentes SA Preference Shares	956,800	1,901
* Santos Brasil Participacoes SA	2,797,245	1,900
Gafisa SA	2,401,323	1,875
Sonae Sierra Brasil SA	317,260	1,861
Cia Paranaense de Energia	245,100	1,768
Guararapes Confeccoes SA	79,135	1,712
^ Gafisa SA ADR	1,111,500	1,701
* Usinas Siderurgicas de Minas Gerais SA	570,187	1,497
* Marisa Lojas SA	485,786	978
Paranapanema SA	1,949,253	891
* Eneva SA	83,800	312
* Gol Linhas Aereas Inteligentes SA ADR	12,820	254
* Multiplan Empreendimentos Imobiliarios Rights Exp. 02/13/2017	49,747	70
Klabin SA Preference Shares	62,213	55
* Iochpe Maxion SA Rights to Exp. 02/02/2017	256,632	33
* Oi SA ADR	1,742	10
* Contax Participacoes SA	454	1
Itausa - Investimentos Itau SA	46	—
Cia de Gas de Sao Paulo - COMGAS	2	—
* Restoque Comercio e Confeccoes de Roupas SA	1	—
		4,459,896
Canada (7.1%)
^ Royal Bank of Canada	17,554,957	1,262,203
Toronto-Dominion Bank	21,880,587	1,133,503
Bank of Nova Scotia	14,344,849	857,218
Suncor Energy Inc.	19,744,127	612,390
^ Bank of Montreal (Toronto Shares)	7,620,199	576,412
Canadian National Railway Co.	8,177,408	568,349
TransCanada Corp.	10,218,066	482,065
Enbridge Inc.	11,140,768	474,312
^ Manulife Financial Corp.	23,378,360	448,254
Canadian Imperial Bank of Commerce	4,677,471	398,317
Canadian Natural Resources Ltd.	13,014,185	393,451
Brookfield Asset Management Inc. Class A (Toronto Shares)	10,399,415	359,634

Sun Life Financial Inc.	7,246,414	286,014
Canadian Pacific Railway Ltd.	1,734,909	262,400
Barrick Gold Corp. (Toronto Shares)	13,265,520	244,463
Alimentation Couche-Tard Inc. Class B	4,677,604	214,280
Magna International Inc.	4,437,301	191,951
Rogers Communications Inc. Class B	4,290,530	186,129
Potash Corp. of Saskatchewan Inc.	9,963,975	185,382
Thomson Reuters Corp.	3,933,516	176,324
National Bank of Canada	3,987,923	172,143
Agrium Inc.	1,638,961	168,802
Goldcorp Inc.	10,120,458	163,638
BCE Inc.	3,417,513	154,061
* CGI Group Inc. Class A	3,111,563	149,618
Encana Corp.	11,528,228	147,154
Pembina Pipeline Corp.	4,672,056	144,946
Fortis Inc.	4,506,535	144,902
Loblaw Cos. Ltd.	2,703,879	142,108
Franco-Nevada Corp.	2,109,800	137,232
Teck Resources Ltd. Class B	5,590,349	137,004
Cenovus Energy Inc.	9,903,242	135,164
Fairfax Financial Holdings Ltd.	273,338	127,715
Restaurant Brands International Inc. (Foreign)	2,599,564	127,516
Agnico Eagle Mines Ltd.	2,654,369	126,614
Silver Wheaton Corp.	5,208,551	115,158
Intact Financial Corp.	1,558,286	113,777
Saputo Inc.	3,020,711	111,218
Shaw Communications Inc. Class B	4,958,912	106,971
Waste Connections Inc. (New York Shares)	1,314,087	105,521
First Quantum Minerals Ltd.	8,195,442	103,352
Imperial Oil Ltd.	3,131,798	102,961
Open Text Corp.	2,881,872	98,642
Power Corp. of Canada	4,181,325	98,102
Great-West Lifeco Inc.	3,498,937	95,886
Inter Pipeline Ltd.	4,262,258	92,435
Dollarama Inc.	1,192,887	90,343
^ Canadian Tire Corp. Ltd. Class A	806,561	85,779
Constellation Software Inc.	188,331	85,063
Metro Inc.	2,775,059	84,302
CCL Industries Inc. Class B	387,024	79,650
TELUS Corp.	2,347,708	78,374
RioCan REIT	3,860,618	77,168
SNC-Lavalin Group Inc.	1,788,279	77,069
^ Crescent Point Energy Corp.	6,436,434	75,036
Gildan Activewear Inc.	2,783,482	72,814
^ Power Financial Corp.	2,786,795	72,408
* Tourmaline Oil Corp.	2,964,047	69,292
Onex Corp.	969,420	67,839
Canadian Utilities Ltd. Class A	2,296,346	65,365
^ ARC Resources Ltd.	4,174,128	64,958
Keyera Corp.	2,188,310	64,241
* Seven Generations Energy Ltd. Class A	3,189,757	63,758
Waste Connections Inc.	777,132	62,326
^ Cameco Corp.	4,637,062	59,048
H&R REIT	3,388,061	58,739
* Kinross Gold Corp.	14,735,651	57,414
^ PrairieSky Royalty Ltd.	2,433,692	57,043
^ CI Financial Corp.	2,650,967	55,413

Methanex Corp.	1,077,422	53,869
* Valeant Pharmaceuticals International Inc.	3,776,438	52,123
George Weston Ltd.	606,267	51,707
Industrial Alliance Insurance & Financial Services Inc.	1,216,398	51,180
^ Vermilion Energy Inc.	1,236,836	51,023
* Husky Energy Inc.	3,579,400	46,185
^ AltaGas Ltd.	1,934,648	46,015
CAE Inc.	3,208,308	45,563
* Lundin Mining Corp.	7,398,110	45,256
Element Fleet Management Corp.	4,530,211	44,040
* Bombardier Inc. Class B	22,761,951	43,556
^ WSP Global Inc.	1,197,783	42,140
* BlackBerry Ltd.	5,910,465	41,697
Finning International Inc.	2,009,636	40,679
^ Canadian Apartment Properties REIT	1,610,442	39,257
2 Hydro One Ltd.	2,062,026	38,111
^ Veresen Inc.	3,704,772	37,667
Yamana Gold Inc.	11,184,621	36,960
^ Peyto Exploration & Development Corp.	1,673,409	36,420
Ritchie Bros Auctioneers Inc.	1,058,155	34,300
IGM Financial Inc.	1,116,065	34,299
* B2Gold Corp.	11,287,173	34,263
* Turquoise Hill Resources Ltd.	9,464,756	34,259
^ Whitecap Resources Inc.	4,199,464	33,434
Stantec Inc.	1,238,960	33,210
Pan American Silver Corp.	1,700,964	33,150
Tahoe Resources Inc.	3,597,645	32,818
^ Smart REIT	1,303,380	32,072
Atco Ltd.	903,036	31,798
^ Canadian REIT	865,288	31,460
^ Enbridge Income Fund Holdings Inc.	1,191,340	31,302
^ Cineplex Inc.	765,306	30,812
Quebecor Inc. Class B	990,192	29,822
* Eldorado Gold Corp.	8,402,908	29,705
TFI International Inc.	1,078,408	29,188
Algonquin Power & Utilities Corp.	3,330,319	28,946
* Detour Gold Corp.	2,068,930	28,063
Linamar Corp.	601,968	26,466
Chartwell Retirement Residences	2,261,050	26,429
Toromont Industries Ltd.	815,847	26,427
^ Allied Properties REIT	999,411	26,037
Enerplus Corp.	2,844,936	25,361
OceanaGold Corp.	7,200,950	25,013
* IAMGOLD Corp.	5,388,466	24,929
Gibson Energy Inc.	1,697,308	24,718
Cominar REIT	2,152,090	24,130
^ Canadian Western Bank	1,047,333	23,816
^ Northland Power Inc.	1,293,780	23,803
TMX Group Ltd.	447,817	23,705
^ Parkland Fuel Corp.	1,134,762	23,685
MacDonald Dettwiler & Associates Ltd.	426,290	23,610
Alamos Gold Inc.	3,120,380	23,404
West Fraser Timber Co. Ltd.	680,844	23,252
Empire Co. Ltd.	1,854,934	23,164
^ DH Corp.	1,271,092	22,477
Hudbay Minerals Inc.	2,788,870	21,839
Capital Power Corp.	1,148,810	21,789

	ShawCor Ltd.	764,020	21,343
^	Emera Inc.	602,107	21,026
	Maple Leaf Foods Inc.	896,624	20,554
*	Celestica Inc.	1,455,564	20,213
	TransAlta Corp.	3,407,044	20,161
*	Precision Drilling Corp.	3,561,739	20,036
*	Parex Resources Inc.	1,720,931	20,023
*	Torex Gold Resources Inc.	943,000	20,001
*	Descartes Systems Group Inc.	909,258	19,852
	FirstService Corp.	389,960	19,464
	Granite REIT	556,084	18,966
	New Flyer Industries Inc.	591,328	18,950
^	Dream Office REIT	1,283,140	18,943
*	Raging River Exploration Inc.	2,597,112	18,881
	Laurentian Bank of Canada	412,185	18,645
*,^ Amaya Inc.		1,358,034	18,629
*,^ First Majestic Silver Corp.		1,939,983	18,591
*	Pretium Resources Inc.	1,708,574	18,409
	First Capital Realty Inc.	1,152,680	18,337
^	Canadian Energy Services & Technology Corp.	3,011,209	17,842
^	Home Capital Group Inc. Class B	775,338	17,714
	Cott Corp.	1,643,631	17,444
	Enercare Inc.	1,237,060	17,217
^	Mullen Group Ltd.	1,179,403	16,994
^	Superior Plus Corp.	1,714,565	16,945
^	Artis REIT	1,788,350	16,822
^	Boardwalk REIT	462,409	16,769
*	New Gold Inc.	6,023,099	16,062
*	Birchcliff Energy Ltd.	2,528,200	15,582
	Russel Metals Inc.	737,377	15,300
^	Stella-Jones Inc.	493,145	15,159
	Colliers International Group Inc.	411,969	15,086
*	Endeavour Mining Corp.	783,150	14,962
^	Secure Energy Services Inc.	1,798,404	14,926
*	Silver Standard Resources Inc.	1,405,654	14,853
*,^ NovaGold Resources Inc.		2,798,563	14,840
	Manitoba Telecom Services Inc.	502,909	14,516
*	SEMAFO Inc.	3,869,748	14,423
	Enerflex Ltd.	1,019,638	14,363
^	Corus Entertainment Inc. Class B	1,441,785	14,315
*	Advantage Oil & Gas Ltd.	2,177,324	14,039
	Westshore Terminals Investment Corp.	714,861	14,014
	Jean Coutu Group PJC Inc. Class A	877,035	13,783
	Osisko Gold Royalties Ltd.	1,240,799	13,617
^	Innergex Renewable Energy Inc.	1,253,159	13,280
	Centerra Gold Inc.	2,598,216	12,839
	North West Co. Inc.	558,406	12,565
	Winpak Ltd.	344,857	12,432
	Norbord Inc.	497,039	12,338
	Transcontinental Inc. Class A	740,313	12,329
^	TransAlta Renewables Inc.	1,059,985	12,056
	Pason Systems Inc.	816,341	11,945
^	Genworth MI Canada Inc.	475,957	11,935
^	TORC Oil & Gas Ltd.	2,111,186	11,795
*,^ ProMetic Life Sciences Inc.		7,223,035	11,768
	Aimia Inc.	1,784,471	11,698
*,^ Baytex Energy Corp.		2,820,242	11,248

	Nevsun Resources Ltd.	3,465,398	10,919
^	Hudson's Bay Co.	1,401,557	10,771
	Ensign Energy Services Inc.	1,557,244	10,615
	ECN Capital Corp.	4,498,059	10,508
*	Canfor Corp.	953,350	10,338
*,^ Penn West Petroleum Ltd.		6,011,617	10,256
	Barrick Gold Corp. (New York Shares)	542,921	10,011
	Dominion Diamond Corp.	995,553	9,969
*	NuVista Energy Ltd.	1,967,416	9,843
*	Great Canadian Gaming Corp.	502,307	9,816
*,^ MEG Energy Corp.		1,854,592	9,635
*	ATS Automation Tooling Systems Inc.	925,500	9,339
	Just Energy Group Inc.	1,565,105	9,297
^	Northview Apartment REIT	567,338	9,047
*,^ Kelt Exploration Ltd.		1,779,991	8,604
	Enghouse Systems Ltd.	219,821	8,595
	Aecon Group Inc.	668,120	8,343
	Dorel Industries Inc. Class B	298,853	8,268
*,^ Pengrowth Energy Corp.		6,594,628	8,261
^	Extendicare Inc.	1,030,489	8,188
*	Gran Tierra Energy Inc. (Toronto Shares)	3,166,388	8,127
*	Paramount Resources Ltd. Class A	627,753	8,066
	Cogeco Communications Inc.	138,954	7,582
*	Crew Energy Inc.	1,694,339	7,539
	Fortis Inc. (New York Shares)	213,543	6,863
	Cascades Inc.	751,952	6,848
	Brookfield Asset Management Inc. Class A (New York Shares)	187,701	6,491
^	Bonterra Energy Corp.	331,251	6,400
*,^ Sierra Wireless Inc.		362,165	6,332
^	AutoCanada Inc.	308,434	6,011
	Martinrea International Inc.	880,803	5,578
*,^ China Gold International Resources Corp. Ltd.		2,695,367	5,427
*,^ Athabasca Oil Corp.		4,244,958	5,415
*	Alacer Gold Corp.	2,813,281	5,189
	Morguard REIT	379,196	4,389
*,^ Avigilon Corp.		388,311	4,303
*	Canaccord Genuity Group Inc.	1,267,392	4,276
^	First National Financial Corp.	160,434	3,566
*	Gran Tierra Energy Inc. (American Shares)	1,352,643	3,490
	Restaurant Brands International Inc.	70,000	3,436
*,^ DREAM Unlimited Corp. Class A		592,582	3,074
	Sprott Inc.	1,603,846	2,835
^	Concordia International Corp.	462,627	860
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	38,586	63
	Canexus Corp.	13,700	17
*,^ Great Basin Gold Ltd.		2,279,068	4
*	Pacific Exploration and Production Corp.	33	1
*	Poseidon Concepts Corp.	320,721	—
			17,389,180
Chile (0.3%)
	Enel Americas SA	302,164,302	54,085
	SACI Falabella	5,773,855	46,808
	Empresas COPEC SA	4,484,805	45,866
	Cencosud SA	13,516,153	39,281
*	Latam Airlines Group SA (Santiago Shares)	3,854,379	35,435
	Banco Santander Chile	651,356,948	35,261
	Banco de Chile	286,292,887	34,157

Banco de Credito e Inversiones	574,927	29,573
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	901,211	29,145
Empresas CMPC SA	13,162,141	28,428
Enel Generacion Chile SA	33,568,236	21,565
Cia Cervecerias Unidas SA	1,760,525	19,906
Enel Chile SA	204,139,570	19,653
Aguas Andinas SA Class A	36,124,614	19,602
* Empresa Nacional de Telecomunicaciones SA	1,645,231	17,812
* Itau CorpBanca	2,095,004,942	17,175
Parque Arauco SA	6,518,048	15,759
Colbun SA	80,783,134	15,582
Vina Concha y Toro SA	6,676,516	10,856
Engie Energia Chile SA	6,088,969	10,114
AES Gener SA	29,142,286	9,992
Embotelladora Andina SA Preference Shares	2,751,310	9,940
SONDA SA	5,874,086	9,553
Enel Americas SA ADR	918,983	8,298
CAP SA	893,071	8,204
Ripley Corp. SA	13,247,572	7,928
Inversiones Aguas Metropolitanas SA	5,284,200	7,675
Sociedad Quimica y Minera de Chile SA ADR	192,998	6,238
Banco Santander Chile ADR	231,986	5,008
Inversiones La Construccion SA	373,682	4,866
* Cia Sud Americana de Vapores SA	153,016,410	4,563
Enel Generacion Chile SA ADR	211,130	4,092
Forus SA	1,003,363	3,202
Enel Chile SA ADR	559,064	2,695
Latam Airlines Group SA ADR	73,423	673
		638,990
China (4.6%)
Tencent Holdings Ltd.	63,910,708	1,670,970
China Construction Bank Corp.	1,081,685,073	801,949
China Mobile Ltd.	62,934,693	708,181
Industrial & Commercial Bank of China Ltd.	851,828,620	520,795
Bank of China Ltd.	890,135,059	403,157
Ping An Insurance Group Co. of China Ltd.	59,082,587	303,081
China Life Insurance Co. Ltd. Class H	88,103,659	242,689
China Petroleum & Chemical Corp.	302,102,516	238,639
CNOOC Ltd.	190,084,136	237,368
PetroChina Co. Ltd.	249,802,766	198,451
China Overseas Land & Investment Ltd.	45,357,620	133,190
Agricultural Bank of China Ltd.	305,990,664	127,819
China Merchants Bank Co. Ltd.	45,081,310	112,900
China Pacific Insurance Group Co. Ltd.	30,684,263	108,991
China Telecom Corp. Ltd.	191,981,459	90,642
CITIC Ltd.	58,783,725	87,147
China Minsheng Banking Corp. Ltd.	77,474,117	85,262
China Shenhua Energy Co. Ltd.	40,292,612	85,151
PICC Property & Casualty Co. Ltd.	54,408,628	82,247
China Unicom Hong Kong Ltd.	68,047,104	80,317
China Resources Land Ltd.	32,117,022	79,443
Haitong Securities Co. Ltd.	40,603,852	72,849
Bank of Communications Co. Ltd.	95,687,445	70,382
Hengan International Group Co. Ltd.	8,571,709	70,179
Geely Automobile Holdings Ltd.	56,337,390	66,586
China CITIC Bank Corp. Ltd.	98,716,100	64,926
China Communications Construction Co. Ltd.	52,371,446	63,034

	CSPC Pharmaceutical Group Ltd.	51,008,229	57,408
	Sinopharm Group Co. Ltd.	12,487,897	57,069
	CITIC Securities Co. Ltd.	27,402,510	55,762
	Lenovo Group Ltd.	81,955,164	53,682
	Country Garden Holdings Co. Ltd.	84,389,018	48,390
	CRRC Corp. Ltd.	47,837,547	46,552
	New China Life Insurance Co. Ltd.	9,594,372	46,292
	Brilliance China Automotive Holdings Ltd.	32,799,604	46,206
	Anhui Conch Cement Co. Ltd.	14,338,845	46,142
	Sunny Optical Technology Group Co. Ltd.	7,731,948	45,305
^	BYD Co. Ltd.	8,129,044	44,969
	Belle International Holdings Ltd.	72,006,969	43,892
	ENN Energy Holdings Ltd.	8,675,288	42,769
	Fosun International Ltd.	27,846,281	42,263
	Guangdong Investment Ltd.	33,154,149	41,141
	GF Securities Co. Ltd.	19,165,574	40,974
	Shenzhou International Group Holdings Ltd.	6,636,629	40,937
2	China Galaxy Securities Co. Ltd.	44,009,723	40,855
	China Resources Power Holdings Co. Ltd.	23,095,591	39,666
	China Railway Group Ltd.	45,197,648	39,562
2	People's Insurance Co. Group of China Ltd.	101,163,839	39,406
	China Vanke Co. Ltd.	15,472,669	39,250
	Sino Biopharmaceutical Ltd.	50,000,172	39,244
2	Huatai Securities Co. Ltd.	20,263,436	39,079
*	China Resources Beer Holdings Co. Ltd.	19,147,025	38,890
*	China Taiping Insurance Holdings Co. Ltd.	17,477,688	38,289
	China Everbright International Ltd.	31,422,033	38,109
	China Merchants Port Holdings Co. Ltd.	14,224,862	38,028
	Fullshare Holdings Ltd.	89,671,745	37,780
	China Cinda Asset Management Co. Ltd.	107,709,307	37,314
	China Conch Venture Holdings Ltd.	19,355,000	37,161
	Dongfeng Motor Group Co. Ltd.	34,951,373	37,053
	Great Wall Motor Co. Ltd.	36,881,947	36,955
	Guangzhou Automobile Group Co. Ltd.	26,293,836	35,860
	China State Construction International Holdings Ltd.	21,320,715	34,645
	Zhuzhou CRRC Times Electric Co. Ltd.	5,997,491	34,171
2	CGN Power Co. Ltd.	120,481,733	33,974
	ANTA Sports Products Ltd.	10,632,632	33,842
	Beijing Enterprises Water Group Ltd.	47,593,321	33,010
	Huaneng Power International Inc.	50,654,082	32,859
	China Longyuan Power Group Corp. Ltd.	40,068,215	32,728
	China Railway Construction Corp. Ltd.	22,273,129	30,904
	Beijing Enterprises Holdings Ltd.	6,177,319	30,793
	China Resources Gas Group Ltd.	9,480,453	29,962
*,^ China Evergrande Group		42,225,842	29,413

*,^,2 China Huarong Asset Management Co. Ltd.		73,973,126	28,041
	Kingboard Chemical Holdings Ltd.	8,084,952	27,821
	TravelSky Technology Ltd.	12,047,297	27,061
	China Gas Holdings Ltd.	18,502,677	26,785
	Kunlun Energy Co. Ltd.	33,614,777	26,697
	Haier Electronics Group Co. Ltd.	14,678,569	25,820
*	Alibaba Pictures Group Ltd.	151,812,352	25,505
	Sinopec Shanghai Petrochemical Co. Ltd.	40,785,669	25,255
	Longfor Properties Co. Ltd.	17,342,066	24,967
	China Medical System Holdings Ltd.	14,934,327	24,336
	Jiangxi Copper Co. Ltd.	14,080,752	24,317

*,^ Aluminum Corp. of China Ltd.		46,892,772	24,221
	Zijin Mining Group Co. Ltd.	68,467,045	23,427
	Far East Horizon Ltd.	25,493,973	23,241
	China Oilfield Services Ltd.	21,655,700	23,101
	AviChina Industry & Technology Co. Ltd.	29,350,046	21,545
	Nine Dragons Paper Holdings Ltd.	18,634,708	21,447
	Shanghai Pharmaceuticals Holding Co. Ltd.	8,341,770	21,245
	Intime Retail Group Co. Ltd.	17,045,500	21,035
	China Communications Services Corp. Ltd.	30,496,788	20,731
	COSCO SHIPPING Ports Ltd.	20,822,593	20,692
	Shimao Property Holdings Ltd.	15,285,966	20,478
	Chongqing Rural Commercial Bank Co. Ltd.	33,527,930	20,416
	Kingsoft Corp. Ltd.	9,739,056	20,390
	China National Building Material Co. Ltd.	34,606,441	20,239
	Weichai Power Co. Ltd.	11,401,301	20,203
	China Everbright Ltd.	10,179,535	19,435
*,^ GCL-Poly Energy Holdings Ltd.		149,458,576	19,316
^	Sunac China Holdings Ltd.	21,469,743	19,072
	China Everbright Bank Co. Ltd.	39,170,656	18,854
	Tsingtao Brewery Co. Ltd.	4,607,892	18,399
^	Yanzhou Coal Mining Co. Ltd.	23,411,080	18,339
	Jiangsu Expressway Co. Ltd.	14,561,456	18,237
^	China Reinsurance Group Corp.	78,555,424	18,060
	Zhejiang Expressway Co. Ltd.	17,654,733	17,733
	China Jinmao Holdings Group Ltd.	59,805,995	17,555
^,2 Fuyao Glass Industry Group Co. Ltd.		5,914,889	17,483
	Beijing Capital International Airport Co. Ltd.	18,031,443	17,444
	GOME Electrical Appliances Holding Ltd.	138,244,766	17,205
^	China Huishan Dairy Holdings Co. Ltd.	43,799,011	16,354
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	4,884,359	16,204
*	Alibaba Health Information Technology Ltd.	34,760,764	16,112
	Air China Ltd.	22,389,885	16,021
2	BAIC Motor Corp. Ltd.	16,418,108	15,735
*	Shanghai Electric Group Co. Ltd.	34,560,684	15,729
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,834,135	15,612
^	Skyworth Digital Holdings Ltd.	23,443,000	15,463
	Huaneng Renewables Corp. Ltd.	48,818,925	15,150
	Sihuan Pharmaceutical Holdings Group Ltd.	51,024,000	15,019
	Sino-Ocean Group Holding Ltd.	34,837,431	15,004
	Shenzhen International Holdings Ltd.	10,332,990	14,869
	Shenzhen Investment Ltd.	36,498,696	14,841
	Guangzhou R&F Properties Co. Ltd.	11,448,867	14,684
	Chongqing Changan Automobile Co. Ltd. Class B	10,301,905	14,607
	Lee & Man Paper Manufacturing Ltd.	16,084,457	14,458
	China Power International Development Ltd.	39,998,343	14,414
	Shanghai Industrial Holdings Ltd.	5,355,413	14,413
2	Sinopec Engineering Group Co. Ltd.	17,532,212	14,238
^	China Hongqiao Group Ltd.	13,836,777	14,216
	ZTE Corp.	8,974,660	13,954
	China Molybdenum Co. Ltd.	47,679,429	13,858
	Shandong Weigao Group Medical Polymer Co. Ltd.	21,017,672	13,749
	Haitian International Holdings Ltd.	6,690,937	13,611
^,2 Dali Foods Group Co. Ltd.		24,397,303	13,461
	Tong Ren Tang Technologies Co. Ltd.	7,510,000	13,359
^	Luye Pharma Group Ltd.	20,020,070	13,228
	Kingboard Laminates Holdings Ltd.	11,982,148	13,183
2	China Railway Signal & Communication Corp. Ltd.	18,270,232	12,941

*	China Coal Energy Co. Ltd.	24,484,362	12,768
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,458,843	12,543
	Metallurgical Corp. of China Ltd.	33,632,501	12,195
*,2 China International Capital Corp. Ltd.		8,665,674	12,009
^	China Traditional Chinese Medicine Holdings Co. Ltd.	25,146,281	11,850
	China Southern Airlines Co. Ltd.	20,413,983	11,692
*	China Agri-Industries Holdings Ltd.	25,124,153	11,591
2	Shengjing Bank Co. Ltd.	11,560,896	11,546
*,^ COSCO SHIPPING Holdings Co. Ltd.		30,823,640	11,511
	SOHO China Ltd.	22,493,006	11,379
	Yuexiu Property Co. Ltd.	77,528,472	11,338
	BBMG Corp.	29,440,240	11,298
*	Li Ning Co. Ltd.	17,137,714	10,875
	China Resources Cement Holdings Ltd.	23,464,511	10,869
	Guangshen Railway Co. Ltd.	16,769,673	10,813
2	Legend Holdings Corp.	4,608,230	10,449
*,^ COSCO SHIPPING Development Co. Ltd.		48,309,293	10,249
*,^ Angang Steel Co. Ltd.		12,806,463	9,804
*,^ Chinasoft International Ltd.		20,182,000	9,685
^	Zhongsheng Group Holdings Ltd.	7,720,952	9,597
*,^ CAR Inc.		9,949,858	9,567
^	Zhaojin Mining Industry Co. Ltd.	10,587,452	9,519

*,^,2 Cogobuy Group		6,978,000	9,476
	Sinotrans Ltd.	22,506,140	9,384
*,^ China Shanshui Cement Group Ltd.		11,479,000	9,306
*,^ China Resources Phoenix Healthcare Holdings Co. Ltd.		6,913,069	9,301
	Datang International Power Generation Co. Ltd.	35,721,332	9,262
^	China Eastern Airlines Corp. Ltd.	18,364,855	9,261
^	Digital China Holdings Ltd.	10,358,000	9,049
	COSCO SHIPPING Energy Transportation Co. Ltd.	16,274,804	8,995
^	CIFI Holdings Group Co. Ltd.	31,792,000	8,939
	Huishang Bank Corp. Ltd.	17,553,077	8,858
	KWG Property Holding Ltd.	15,217,091	8,745
*,^ Poly Property Group Co. Ltd.		22,394,002	8,710
	Agile Group Holdings Ltd.	16,026,613	8,558
	Huadian Power International Corp. Ltd.	20,109,639	8,547
	Lao Feng Xiang Co. Ltd. Class B	2,423,181	8,519
^	Golden Eagle Retail Group Ltd.	5,799,072	8,402
^	Xinjiang Goldwind Science & Technology Co. Ltd.	5,028,676	8,394
*,^ Kingdee International Software Group Co. Ltd.		21,867,600	8,325
*	Maanshan Iron & Steel Co. Ltd.	22,468,097	8,234
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	15,638,346	7,911
^	China International Marine Containers Group Co. Ltd.	5,230,284	7,822
	Shenzhen Expressway Co. Ltd.	8,522,784	7,766
^	NetDragon Websoft Holdings Ltd.	2,651,508	7,716
^	Tibet Water Resources Ltd.	17,866,000	7,670
	China BlueChemical Ltd.	21,958,105	7,625
*	Greentown China Holdings Ltd.	9,157,101	7,527
	China Machinery Engineering Corp.	11,595,845	7,463
	BYD Electronic International Co. Ltd.	9,257,000	7,426
	Future Land Holdings Co. Ltd. Class A	3,969,053	7,419
	China Lesso Group Holdings Ltd.	10,814,000	7,374
^	China Zhongwang Holdings Ltd.	16,556,019	7,309
	Beijing Jingneng Clean Energy Co. Ltd.	24,365,115	7,249
	Huadian Fuxin Energy Corp. Ltd.	30,660,143	7,119
	Central China Securities Co. Ltd.	13,896,489	7,065

	CSG Holding Co. Ltd. Class B	8,977,755	7,052
	Tianneng Power International Ltd.	7,902,000	6,958
*,^ Carnival Group International Holdings Ltd.		54,991,556	6,937
	China Dongxiang Group Co. Ltd.	36,788,402	6,856
	China Water Affairs Group Ltd.	10,034,000	6,825
^,2 Universal Medical Financial & Technical Advisory Services Co. Ltd.		8,006,500	6,681
	Wuxi Little Swan Co. Ltd. Class B	2,178,508	6,620
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,690,602	6,579
	Dazhong Transportation Group Co. Ltd. Class B	9,221,580	6,569
2	Red Star Macalline Group Corp. Ltd.	6,283,497	6,305
	Hopson Development Holdings Ltd.	7,047,525	6,201
^	China South City Holdings Ltd.	28,841,689	6,178
*,^ Leyou Technologies Holdings Ltd.		29,855,000	6,171
*,^ Biostime International Holdings Ltd.		1,808,624	6,170
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,438,847	6,164
	Lonking Holdings Ltd.	22,958,000	6,015
	Sinotruk Hong Kong Ltd.	7,957,301	5,966
	Greatview Aseptic Packaging Co. Ltd.	12,613,000	5,950
^	Bank of Chongqing Co. Ltd.	6,897,000	5,938
	Shandong Chenming Paper Holdings Ltd. Class B	5,578,805	5,928
	Fufeng Group Ltd.	10,276,600	5,924
	Vinda International Holdings Ltd.	2,886,528	5,731
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,991,127	5,698
*,^ China Modern Dairy Holdings Ltd.		22,960,000	5,662
	Sinopec Kantons Holdings Ltd.	11,556,000	5,646
2	Fu Shou Yuan International Group Ltd.	10,009,000	5,620
^	CT Environmental Group Ltd.	25,822,000	5,603
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,576,134	5,585
^	Chaowei Power Holdings Ltd.	6,496,000	5,366
^	PAX Global Technology Ltd.	7,426,000	5,175
*,2 Qingdao Port International Co. Ltd.		9,058,000	5,167
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	10,358,613	5,165
^	Logan Property Holdings Co. Ltd.	12,703,180	5,152
*,2 Orient Securities Co. Ltd.		5,365,600	5,116
	Yuzhou Properties Co. Ltd.	15,454,000	5,066
^	Dongfang Electric Corp. Ltd.	4,968,105	5,010
^	Dongjiang Environmental Co. Ltd.	2,947,800	5,001
*,^ Lifetech Scientific Corp.		21,711,944	4,955
	Anhui Gujing Distillery Co. Ltd. Class B	1,354,913	4,945
^	China High Speed Transmission Equipment Group Co. Ltd.	3,972,000	4,937
	Xingda International Holdings Ltd.	10,171,000	4,932
^	SSY Group Ltd.	15,370,894	4,930
	Xinhua Winshare Publishing and Media Co. Ltd.	5,455,000	4,871
	Yuexiu Transport Infrastructure Ltd.	7,650,000	4,832
*,^ Sinopec Oilfield Service Corp.		24,267,357	4,817
^	Livzon Pharmaceutical Group Inc.	837,974	4,799
	Beijing Capital Land Ltd.	12,010,000	4,748
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,681,500	4,699
	China SCE Property Holdings Ltd.	14,418,000	4,615
	C C Land Holdings Ltd.	15,100,000	4,575
^	China Maple Leaf Educational Systems Ltd.	7,494,000	4,523
*,^ Renhe Commercial Holdings Co. Ltd.		177,821,097	4,519
	Texhong Textile Group Ltd.	3,258,500	4,504
	Shandong Chenming Paper Holdings Ltd.	3,897,126	4,454
	Powerlong Real Estate Holdings Ltd.	15,074,000	4,440
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,084,667	4,410
	Guangdong Electric Power Development Co. Ltd. Class B	9,555,450	4,395

	Sichuan Expressway Co. Ltd.	11,484,513	4,375
	BOE Technology Group Co. Ltd. Class B	13,352,674	4,297
*,2 Haichang Ocean Park Holdings Ltd.		18,650,000	4,293
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,965,038	4,215
2	Hua Hong Semiconductor Ltd.	3,782,000	4,210
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	4,590,000	4,172
	China Shineway Pharmaceutical Group Ltd.	3,594,000	4,139
^	361 Degrees International Ltd.	9,598,000	4,111
	Xtep International Holdings Ltd.	9,729,000	4,105
^	CIMC Enric Holdings Ltd.	7,280,062	4,062
	Anhui Expressway Co. Ltd.	5,452,341	4,048
*,^ CITIC Resources Holdings Ltd.		27,389,068	4,004
	Shanghai Baosight Software Co. Ltd. Class B	2,590,570	3,960
	Luthai Textile Co. Ltd. Class B	3,186,283	3,903
	Harbin Electric Co. Ltd.	7,744,187	3,876
*	Coolpad Group Ltd.	36,597,200	3,850
*,^ Beijing Gas Blue Sky Holdings Ltd.		50,816,000	3,842
	China Foods Ltd.	8,519,157	3,841
	Weifu High-Technology Group Co. Ltd. Class B	1,626,359	3,839
	Huangshan Tourism Development Co. Ltd. Class B	2,791,623	3,817
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,921,701	3,817
	Dah Chong Hong Holdings Ltd.	9,376,000	3,814
	Shanghai Industrial Urban Development Group Ltd.	14,492,000	3,791
	Shanghai Haixin Group Co. Class B	4,789,325	3,783
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,272,784	3,762
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	14,038,000	3,761
	Beijing North Star Co. Ltd.	11,916,777	3,761
	China National Accord Medicines Corp. Ltd. Class B	657,373	3,750
	China National Materials Co. Ltd.	14,239,631	3,716
*	China Oil & Gas Group Ltd.	48,126,000	3,696
*,^ West China Cement Ltd.		26,486,000	3,647
*	China Electronics Optics Valley Union Holding Co. Ltd.	33,588,000	3,578
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,370,146	3,568
^	Dalian Port PDA Co. Ltd.	20,312,097	3,515
*,2 Tian Ge Interactive Holdings Ltd.		5,797,000	3,496
	China ZhengTong Auto Services Holdings Ltd.	9,853,000	3,490
	Shandong Airlines Co. Ltd. Class B	1,603,020	3,474
^	China All Access Holdings Ltd.	11,154,000	3,423
*,^ Chiho-Tiande Group Ltd.		5,030,000	3,388
*	Shang Gong Group Co. Ltd. Class B	2,999,096	3,357
^	Concord New Energy Group Ltd.	60,800,000	3,348
*	Hua Han Health Industry Holdings Ltd.	48,522,792	3,315
^	Sinofert Holdings Ltd.	19,805,945	3,306
	Shanghai Diesel Engine Co. Ltd. Class B	3,975,460	3,290
*,^ Hi Sun Technology China Ltd.		20,010,000	3,252
*,2 Ozner Water International Holding Ltd.		13,534,000	3,225
	China Fangda Group Co. Ltd. Class B	3,250,439	3,212
^	Wasion Group Holdings Ltd.	5,822,000	3,205
*	China Overseas Grand Oceans Group Ltd.	9,620,500	3,205
^	Weiqiao Textile Co.	5,018,000	3,178
*	Kama Co. Ltd. Class B	2,864,000	3,172
^	China Suntien Green Energy Corp. Ltd.	20,283,000	3,129
	Guorui Properties Ltd.	9,168,000	3,127
*,^ Munsun Capital Group Ltd.		106,482,000	3,119
*,^ Sinotrans Shipping Ltd.		15,235,000	3,119
*,2 Tianhe Chemicals Group Ltd.		20,635,827	3,112
^	First Tractor Co. Ltd.	4,964,000	3,102

^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	3,077
	COSCO SHIPPING International Hong Kong Co. Ltd.	6,664,000	3,001
	Bosideng International Holdings Ltd.	34,328,459	2,995
*	O-Net Technologies Group Ltd.	5,635,000	2,991
*,^ Skyway Securities Group Ltd.		122,256,548	2,981
*,^ North Mining Shares Co. Ltd.		132,540,000	2,964
*	China Huiyuan Juice Group Ltd.	8,681,000	2,963
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,666,563	2,918
*,^ China Water Industry Group Ltd.		14,876,000	2,850
^	China Overseas Property Holdings Ltd.	16,078,560	2,821
*	Hengdeli Holdings Ltd.	22,663,600	2,820
	Comba Telecom Systems Holdings Ltd.	14,824,303	2,797
	Shanghai Huayi Group Corp. Ltd. Class B	2,866,553	2,770
	Tianjin Port Development Holdings Ltd.	17,944,000	2,760
*	Shanghai Bailian Group Co. Ltd. Class B	1,933,185	2,746
	Shanghai Highly Group Co. Ltd. Class B	3,406,210	2,735
	Qingling Motors Co. Ltd.	8,160,000	2,690
^	Yashili International Holdings Ltd.	12,649,000	2,662
*,^ China Chengtong Development Group Ltd.		31,274,000	2,643
*	Sinolink Worldwide Holdings Ltd.	21,710,000	2,621
	Shanghai Jinjiang International Travel Co. Ltd. Class B	754,758	2,618
	China Power New Energy Development Co. Ltd.	4,620,500	2,617
*	Glorious Property Holdings Ltd.	27,478,000	2,613
	Guangdong Provincial Expressway Development Co. Ltd. Class B	3,969,600	2,606
*,^ China Yurun Food Group Ltd.		16,766,413	2,604
	China Lilang Ltd.	4,299,000	2,599
*,^ National Agricultural Holdings Ltd.		13,096,000	2,586
	Dawnrays Pharmaceutical Holdings Ltd.	4,212,000	2,567
*	Huadian Energy Co. Ltd. Class B	5,089,834	2,547
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,787,832	2,547
*	AVIC International Holding HK Ltd.	39,514,000	2,529
*	China Datang Corp. Renewable Power Co. Ltd.	28,354,000	2,513
	INESA Intelligent Tech Inc. Class B	3,264,373	2,469
	Foshan Electrical and Lighting Co. Ltd. Class B	3,090,296	2,468
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,033,000	2,441
	Tianjin Capital Environmental Protection Group Co. Ltd.	4,535,162	2,438
	Phoenix Satellite Television Holdings Ltd.	14,022,000	2,431
	CPMC Holdings Ltd.	4,883,000	2,360
^	Sinosoft Technology Group Ltd.	7,488,000	2,332
	Ajisen China Holdings Ltd.	5,779,000	2,320
*,^ PW Medtech Group Ltd.		8,498,000	2,305
^,2 Cosmo Lady China Holdings Co. Ltd.		7,433,871	2,273
	Tianjin Development Holdings Ltd.	4,134,000	2,258
*,^ TCL Multimedia Technology Holdings Ltd.		4,866,000	2,249
^	Poly Culture Group Corp. Ltd.	990,586	2,236
	Jiangling Motors Corp. Ltd. Class B	944,312	2,228
*,^ Hanergy Thin Film Power Group Ltd.		84,704,000	2,217
	Fantasia Holdings Group Co. Ltd.	17,757,000	2,185
	Tiangong International Co. Ltd.	15,938,000	2,181
	Eastern Communications Co. Ltd. Class B	3,109,400	2,178
*,^ Lianhua Supermarket Holdings Co. Ltd.		6,021,000	2,160
*	Shanghai Zhongyida Co. Ltd. Class B	4,102,000	2,157
*,^ Enerchina Holdings Ltd.		53,796,000	2,129
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,355,911	2,086
*	Sany Heavy Equipment International Holdings Co. Ltd.	11,631,269	2,071
	Colour Life Services Group Co. Ltd.	3,107,000	2,034
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,076,801	2,023

	Welling Holding Ltd.	9,829,200	1,981
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,841,534	1,917
	Zhonglu Co. Ltd. Class B	912,811	1,878
*	Mingfa Group International Co. Ltd.	7,651,943	1,864
^	China Merchants Land Ltd.	13,188,000	1,862
	Huaxin Cement Co. Ltd. Class B	2,520,214	1,830
*	Dongyue Group Ltd.	10,342,000	1,826
*,^ Greenland Hong Kong Holdings Ltd.		8,199,000	1,821
^	Hilong Holding Ltd.	7,345,000	1,816
*	EverChina International Holdings Co. Ltd.	44,210,000	1,787
*	Chongqing Iron & Steel Co. Ltd.	6,872,000	1,786
^	China Electronics Corp. Holdings Co. Ltd.	8,952,000	1,778
2	Kangda International Environmental Co. Ltd.	7,324,891	1,777
	Xiamen International Port Co. Ltd.	8,902,000	1,734
*	Loudong General Nice Resources China Holdings Ltd.	29,721,000	1,732
	HNA Infrastructure Co. Ltd.	1,783,000	1,726
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,728,000	1,717
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	1,703
*,^ Launch Tech Co. Ltd.		1,566,500	1,684
*	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,678
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,657
^	Minmetals Land Ltd.	13,893,000	1,657
*	China Minsheng Drawin Technology Group Ltd.	48,720,000	1,628
*	SRE Group Ltd.	64,642,000	1,623
*	Shougang Concord International Enterprises Co. Ltd.	47,552,000	1,614
*	Capital Environment Holdings Ltd.	50,602,000	1,603
*,^ Baoxin Auto Group Ltd.		4,556,979	1,540
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,019,000	1,524
*,^ Wisdom Sports Group		5,083,000	1,472
*	MIE Holdings Corp.	15,092,000	1,470
*	China Fiber Optic Network System Group Ltd.	14,959,600	1,350
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,339
	Chongqing Machinery & Electric Co. Ltd.	11,238,000	1,326
*,^ V1 Group Ltd.		33,362,000	1,284
*,^ China Rare Earth Holdings Ltd.		15,493,426	1,270
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,186
*	Tech Pro Technology Development Ltd.	53,343,600	1,180
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	1,130
*	China Dynamics Holdings Ltd.	29,740,000	1,129
^	Boer Power Holdings Ltd.	2,740,000	1,041
*,^ Maoye International Holdings Ltd.		10,045,000	1,018
	Changchai Co. Ltd. Class B	1,626,592	1,004
	Dalian Refrigeration Co. Ltd. Class B	1,245,900	963
	Hefei Meiling Co. Ltd. Class B	1,629,752	944
^	Hydoo International Holding Ltd.	10,784,000	913
*	Landing International Development Ltd.	111,360,500	913
*,^ China Public Procurement Ltd.		101,988,000	896
*	Anxin-China Holdings Ltd.	16,568,000	822
	Fiyta Holdings Ltd. Class B	851,520	816
	Real Nutriceutical Group Ltd.	9,597,000	764
*	China Soft Power Technology Holdings Ltd.	37,632,000	745
	Shenguan Holdings Group Ltd.	10,032,000	733
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,114,780	669
	NVC Lighting Holding Ltd.	5,224,000	631
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	606
*	Boshiwa International Holding Ltd.	2,777,000	601
*,^ Daphne International Holdings Ltd.		5,850,000	524

*	Universal Health International Group Holding Ltd.	11,009,000	467
*,^ Yuanda China Holdings Ltd.		20,994,000	457
*,^ China Lumena New Materials Corp.		13,488,000	217
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	199
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
	Hubei Sanonda Co. Ltd. Class B	92,300	82
	China Energy Engineering Corp. Ltd.	23,629	4
*	China Metal Recycling Holdings Ltd.	2,568,000	—
			11,154,180
Colombia (0.1%)
	Bancolombia SA ADR	1,313,167	49,717
	Grupo de Inversiones Suramericana SA	2,770,891	36,948
	Grupo Argos SA	3,711,513	24,568
*	Ecopetrol SA	44,255,392	20,806
	Cementos Argos SA	4,552,842	18,151
	Grupo Aval Acciones y Valores Preference Shares	39,878,829	16,294
	Banco Davivienda SA Preference Shares	1,375,390	14,794
	Interconexion Electrica SA ESP	3,929,807	14,189
	Grupo de Inversiones Suramericana SA Preference Shares	1,073,226	13,951
	Almacenes Exito SA	2,555,271	13,629
	Cementos Argos SA Preference Shares	2,447,795	9,039
*	Cemex Latam Holdings SA	1,993,598	7,811
*	Ecopetrol SA ADR	744,400	6,997
	Avianca Holdings SA Preference Shares	4,148,153	4,375
	Bancolombia SA Preference Shares	252,010	2,375
	Grupo Aval Acciones y Valores SA ADR	249,262	2,074
			255,718
Czech Republic (0.0%)
	CEZ AS	1,904,412	32,619
	Komercni banka as	904,290	31,978
*,2 Moneta Money Bank AS		6,090,056	20,135
	O2 Czech Republic AS	593,965	6,139
	Pegas Nonwovens SA	142,235	4,665
	Philip Morris CR AS	5,086	2,687
			98,223
Denmark (1.2%)
	Novo Nordisk A/S Class B	21,874,636	790,544
	Danske Bank A/S	8,725,704	291,041
	Vestas Wind Systems A/S	2,625,189	184,101
	Pandora A/S	1,295,060	169,716
*	Genmab A/S	649,503	125,783
	AP Moller - Maersk A/S Class B	72,634	121,744
	Carlsberg A/S Class B	1,252,261	113,289
	DSV A/S	2,189,042	106,452
	Novozymes A/S	2,634,937	102,710
	Coloplast A/S Class B	1,191,323	85,424
	AP Moller - Maersk A/S Class A	52,981	84,826
	ISS A/S	2,204,469	78,498
	Chr Hansen Holding A/S	1,044,245	63,745
*	TDC A/S	9,454,168	49,815
	Jyske Bank A/S	819,692	42,230
	GN Store Nord A/S	1,755,646	39,214
*,2 DONG Energy A/S		933,282	35,390
*	H Lundbeck A/S	696,097	29,897
^	FLSmidth & Co. A/S	587,165	27,326

	Sydbank A/S	821,654	27,245
*	William Demant Holding A/S	1,355,621	25,383
	Tryg A/S	1,300,769	24,888
	NKT Holding A/S	306,747	23,716
	SimCorp A/S	389,102	19,941
	Royal Unibrew A/S	465,261	17,651
	Dfds A/S	353,252	17,278
*	Topdanmark A/S	624,313	16,431
*,^ Bavarian Nordic A/S		370,186	14,595
	Rockwool International A/S Class B	75,688	13,503
*,2 Scandinavian Tobacco Group A/S		687,134	11,805
^	Ambu A/S Class B	275,279	11,778
	Spar Nord Bank A/S	971,699	11,349
	Schouw & Co. AB	137,648	10,394
	ALK-Abello A/S	68,656	10,127
	Alm Brand A/S	781,846	6,139
	Matas A/S	397,406	5,795
*	Bang & Olufsen A/S	381,131	5,572
*,^ D/S Norden A/S		265,423	4,721
	Solar A/S Class B	63,828	3,448
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			2,823,504
Egypt (0.0%)
	Commercial International Bank Egypt SAE	12,332,681	49,673
*	Global Telecom Holding SAE GDR	5,346,863	9,722
*	Egyptian Financial Group-Hermes Holding Co.	6,334,657	8,232
	Talaat Moustafa Group	11,721,676	5,265
	ElSewedy Electric Co.	847,798	3,756
*	Orascom Construction Ltd.	650,528	3,590
*	Medinet Nasr Housing	3,072,647	3,149
*	Global Telecom Holding SAE	7,213,673	2,695
	Telecom Egypt Co.	3,984,650	2,585
	Heliopolis Housing	1,528,132	2,362
*	Ezz Steel	2,351,797	2,248
*	Pioneers Holding for Financial Investments SAE	4,151,398	2,243
*	Six of October Development & Investment	3,251,297	2,162
	Oriental Weavers	2,225,268	2,010
	Palm Hills Developments SAE	11,813,519	1,789
	Sidi Kerir Petrochemicals Co.	1,549,940	1,630
*	Orascom Telecom Media And Technology Holding SAE	20,764,954	823
*	Citadel Capital SAE	12,907,160	802
*	South Valley Cement	2,717,924	696
	Arab Cotton Ginning	2,630,494	623
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	506
*	Egyptian Resorts Co.	6,572,106	379
*	Maridive & Oil Services SAE	1,269,381	304
			107,244
Finland (0.7%)
	Nokia Oyj	67,789,735	304,389
	Sampo Oyj Class A	5,563,919	257,658
	Kone Oyj Class B	4,502,656	203,570
	UPM-Kymmene Oyj	6,291,623	142,694
	Wartsila Oyj Abp	1,843,953	92,603
	Fortum Oyj	5,259,365	83,912
	Stora Enso Oyj	6,808,799	77,268

	Elisa Oyj	1,881,044	63,387
	Nokian Renkaat Oyj	1,589,535	59,629
	Orion Oyj Class B	1,195,504	55,650
	Neste Oyj	1,511,832	52,602
	Metso Oyj	1,574,474	48,404
	Huhtamaki Oyj	1,223,040	44,903
	Kesko Oyj Class B	800,527	40,508
	Amer Sports Oyj	1,397,466	37,028
	Konecranes Oyj	693,091	27,238
	Valmet Oyj	1,572,115	24,856
	Tieto Oyj	866,394	23,976
	Cargotec Oyj Class B	484,474	23,229
*	Outokumpu Oyj	2,387,515	21,364
^	Metsa Board Oyj	2,660,634	18,174
	Sponda Oyj	3,252,953	14,786
*,^ Outotec Oyj		2,160,124	12,286
	YIT Oyj	1,503,872	11,933
^	Caverion Corp.	1,463,943	11,742
	Kemira Oyj	903,454	11,319
	Citycon Oyj	4,547,265	11,301
	Uponor Oyj	622,877	11,238
	Sanoma Oyj	978,000	8,899
	Cramo Oyj	297,706	7,422
	Oriola-KD Oyj	1,442,571	6,823
	Ramirent Oyj	765,718	5,708
	Raisio Oyj	1,405,895	5,282
*	Finnair Oyj	694,308	3,033
*	Stockmann Oyj Abp Class B	365,610	2,796
	F-Secure Oyj	661,216	2,309
			1,829,919
France (6.2%)
	TOTAL SA	25,766,380	1,303,662
	Sanofi	13,228,184	1,063,241
	BNP Paribas SA	11,575,467	740,508
	LVMH Moet Hennessy Louis Vuitton SE	2,965,483	597,617
	AXA SA	22,827,856	561,049
	Schneider Electric SE	6,432,651	460,285
	Airbus SE	6,476,851	439,036
	Societe Generale SA	8,686,877	424,682
	Danone SA	6,730,042	421,900
	L'Oreal SA	2,317,059	421,283
	Air Liquide SA	3,779,914	408,096
	Vinci SA	5,522,753	387,128
	Orange SA	22,567,148	350,344
	Pernod Ricard SA	2,514,076	294,083
	Essilor International SA	2,398,097	281,337
	Cie de Saint-Gobain	5,629,466	276,609
	Unibail-Rodamco SE	1,165,000	268,478
	Safran SA	3,504,592	237,566
	Vivendi SA	12,817,364	235,021
	Cie Generale des Etablissements Michelin	2,137,319	229,619
	Engie SA	18,458,101	220,991
	Kering	881,840	209,915
	Renault SA	2,040,098	183,699
	Legrand SA	3,152,762	183,117
*	TechnipFMC plc	5,432,864	178,056
*	Valeo SA	2,792,666	170,688

Publicis Groupe SA	2,424,439	166,557
Carrefour SA	6,713,625	164,238
Capgemini SA	1,886,025	153,558
Credit Agricole SA	11,497,300	152,589
Christian Dior SE	614,364	131,883
Hermes International	283,401	123,163
Dassault Systemes SE	1,506,356	116,612
^ Sodexo SA	1,049,484	116,055
Thales SA	1,236,190	115,973
Atos SE	1,070,283	113,873
STMicroelectronics NV	7,434,871	98,127
Veolia Environnement SA	5,758,939	98,094
L'Oreal SA Loyalty Line	532,666	96,848
Klepierre	2,434,361	92,441
* Peugeot SA	4,655,246	86,637
Air Liquide SA (Prime de fidelite)	782,813	84,516
Accor SA	2,053,758	83,231
Bouygues SA	2,285,659	83,052
Arkema SA	839,853	82,946
SES SA Class A	4,225,078	82,156
^ Zodiac Aerospace	2,405,517	73,114
Teleperformance	676,989	72,472
Natixis SA	11,039,438	65,415
Eiffage SA	895,391	64,370
SCOR SE	1,859,938	62,948
Rexel SA	3,550,601	61,926
Gecina SA	473,355	61,041
Suez	4,004,532	60,659
Bureau Veritas SA	3,091,271	60,538
Edenred	2,741,628	59,775
Iliad SA	277,567	59,358
Ingenico Group SA	645,224	54,410
* Alstom SA	1,815,426	51,512
Eurofins Scientific SE	112,997	50,732
Groupe Eurotunnel SE	5,440,105	50,605
Wendel SA	412,840	48,860
Bollore SA	11,631,072	46,518
Societe BIC SA	317,199	41,474
Orpea	498,386	40,608
Fonciere Des Regions	466,997	38,927
Faurecia	881,957	38,321
Aeroports de Paris	342,048	37,956
CNP Assurances	1,973,780	37,093
Rubis SCA	439,651	37,016
2 Euronext NV	820,338	36,294
Imerys SA	447,422	35,931
Casino Guichard Perrachon SA	665,653	35,894
Eutelsat Communications SA	2,063,624	35,199
SEB SA	279,034	35,090
2 Elior Group	1,557,023	34,832
Lagardere SCA	1,356,472	34,033
Ipsen SA	410,750	31,828
* SFR Group SA	1,087,899	31,610
^ Electricite de France SA	3,082,011	30,383
Eurazeo SA	490,122	30,187
ICADE	416,808	29,550
* Ubisoft Entertainment SA	883,728	29,056

	JCDecaux SA	879,478	28,154
*,2 Amundi SA		494,482	27,117
	BioMerieux	168,644	26,680
	Remy Cointreau SA	287,681	26,155
	Nexity SA	517,575	25,422
*,^ Vallourec SA		3,453,916	24,549
	Credit Agricole SA Loyalty Line	1,787,302	23,721
	Cie Plastic Omnium SA	689,016	23,376
*	Nexans SA	399,505	23,183
	Alten SA	288,213	21,463
	Altran Technologies SA	1,380,885	20,434
	Euler Hermes Group	213,154	19,246
	Technicolor SA	4,300,104	18,437
	Havas SA	1,985,171	17,852
^	Elis SA	983,331	17,607
	Sopra Steria Group	149,718	17,359
*	Sartorius Stedim Biotech	283,344	17,146
*	DBV Technologies SA	237,723	16,252
	SPIE SA	691,750	15,688
	Metropole Television SA	778,112	15,295
^	Television Francaise 1	1,258,324	13,863
^	Neopost SA	405,987	13,419
	Korian SA	457,713	13,123
	IPSOS	387,987	12,860
*,2 Worldline SA		473,081	12,759
	Tarkett SA	304,443	11,803
	Vicat SA	177,125	10,759
*	Groupe Fnac SA	161,172	10,431
	Trigano SA	110,661	9,931
*,^ Virbac SA		52,777	9,738
	Mercialys SA	496,831	9,726
*,2 Europcar Groupe SA		909,902	9,633
*,^ Air France-KLM		1,735,297	9,169
	Gaztransport Et Technigaz SA	218,779	9,029
*,^ Genfit		344,176	7,612
*,^ Etablissements Maurel et Prom		1,610,331	7,377
*	Eramet	103,828	5,974
^	Coface SA	907,583	5,866
	Rallye SA	258,944	5,752
	Boiron SA	61,070	5,649
	Beneteau SA	428,602	5,283
	FFP	58,072	5,063
	SEB SA Loyalty Line	39,123	4,920
	Guerbet	56,876	4,918
	Vilmorin & Cie SA	69,021	4,631
	Derichebourg SA	895,804	4,129
	Assystem	129,418	4,105
	Electricite de France SA Loyalty Line	416,343	4,104
	Bonduelle SCA	150,390	3,880
^	Bourbon Corp.	315,368	3,790
	Mersen SA	135,817	3,331
	Interparfums SA	109,208	3,312
	Jacquet Metal Service	139,268	3,179
*,^ CGG SA		296,951	2,986
	Albioma SA	149,250	2,547
	Manitou BF SA	106,055	2,421
	GL Events	120,611	2,364

	Direct Energie	63,750	2,291
	Haulotte Group SA	132,968	2,161
*,^ Parrot SA		211,576	1,981
*	Stallergenes Greer plc	37,370	1,315
*	Esso SA Francaise	26,479	1,186
*,^ Elis SA Rights Exp. 02/03/2017		983,331	1,012
	Union Financiere de France BQE SA	34,699	923
*	Albioma SA Loyalty Line	42,824	731
*	Euro Disney SCA	149,745	200
	Faiveley Transport SA		—
			15,192,466
Germany (6.2%)
*	Siemens AG	9,002,745	1,164,587
	Bayer AG	9,799,653	1,088,543
	BASF SE	10,930,652	1,055,183
	SAP SE	10,578,970	967,454
	Daimler AG	12,190,439	916,810
	Allianz SE	5,390,606	916,216
	Deutsche Telekom AG	38,013,986	665,515
	Deutsche Post AG	11,248,371	377,554
	Fresenius SE & Co. KGaA	4,729,186	374,292
	adidas AG	2,371,112	374,175
	Linde AG	2,192,411	356,541
	Bayerische Motoren Werke AG	3,840,917	350,717
	Volkswagen AG Preference Shares	2,173,277	339,372
*	Deutsche Bank AG	16,338,927	326,306
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,691,285	318,481
	Continental AG	1,279,154	250,413
	Henkel AG & Co. KGaA Preference Shares	2,050,585	250,323
	Infineon Technologies AG	13,283,419	244,434
	Fresenius Medical Care AG & Co. KGaA	2,539,500	207,287
*	Deutsche Boerse AG	2,207,068	203,655
	Vonovia SE	5,517,842	180,781
	E.ON SE	22,210,166	171,088
	Merck KGaA	1,528,758	168,672
	HeidelbergCement AG	1,714,677	165,646
	Henkel AG & Co. KGaA	1,389,843	146,660
	Deutsche Wohnen AG	3,981,214	129,858
	thyssenkrupp AG	5,042,248	127,735
	ProSiebenSat.1 Media SE	2,712,241	115,383
	Porsche Automobil Holding SE Preference Shares	1,819,097	109,425
	Commerzbank AG	12,333,304	107,271
	Brenntag AG	1,835,412	106,780
	Beiersdorf AG	1,180,120	104,699
	GEA Group AG	2,104,277	87,195
	Symrise AG	1,436,948	86,523
	Lanxess AG	1,087,661	79,151
	Hannover Rueck SE	713,215	78,561
*	QIAGEN NV	2,677,663	77,921
*	RWE AG	5,711,544	76,050
	MTU Aero Engines AG	601,291	72,028
	METRO AG	1,951,749	66,791
^	Wirecard AG	1,358,514	65,959
	Evonik Industries AG	1,820,060	59,083
	LEG Immobilien AG	740,393	58,236
	United Internet AG	1,379,517	57,811
^	K&S AG	2,263,475	57,500

	OSRAM Licht AG	989,772	57,457
	Volkswagen AG	348,518	55,831
*,2 Covestro AG		741,615	55,810
*,2 Innogy SE		1,507,187	51,553
*,2 Zalando SE		1,257,293	49,725
	Bayerische Motoren Werke AG Preference Shares	655,692	49,259
	Hugo Boss AG	763,508	49,054
	MAN SE	463,546	48,057
	KION Group AG	775,675	47,273
	Rheinmetall AG	508,153	38,997
*	Dialog Semiconductor plc	831,596	38,696
	Fuchs Petrolub SE Preference Shares	841,545	38,538
	STADA Arzneimittel AG	741,977	38,217
	Freenet AG	1,268,223	38,129
	Deutsche Lufthansa AG	2,760,789	36,880
	RTL Group SA	458,173	35,003
	Telefonica Deutschland Holding AG	8,123,384	33,982
	HOCHTIEF AG	236,661	33,736
*	Uniper SE	2,344,294	33,397
	Aurubis AG	536,423	31,606
	Gerresheimer AG	378,534	30,861
	Sartorius AG Preference Shares	404,667	28,483
	Axel Springer SE	538,777	28,399
	Aareal Bank AG	708,001	27,469
	Fraport AG Frankfurt Airport Services Worldwide	434,497	26,003
	Suedzucker AG	928,951	24,576
	TAG Immobilien AG	1,694,660	22,912
	Deutsche EuroShop AG	549,394	22,838
^	Drillisch AG	488,077	22,639
	Hella KGaA Hueck & Co.	533,804	21,818
	Rational AG	47,919	21,758
	Software AG	595,045	21,465
	Wacker Chemie AG	177,395	21,440
	Fielmann AG	305,646	21,366
	alstria office REIT-AG	1,589,962	19,888
	TUI AG-DI	1,278,422	18,762
	Krones AG	173,748	17,761
*	MorphoSys AG	340,503	17,736
	Jungheinrich AG Preference Shares	572,254	17,636
	Salzgitter AG	453,824	17,417
	Norma Group SE	381,607	17,031
	FUCHS PETROLUB SE	389,766	16,455
*,^ Bilfinger SE		392,647	16,317
	Talanx AG	454,102	15,630
*,^ Nordex SE		737,084	15,576
	Leoni AG	383,637	15,408
	GRENKE AG	88,727	14,856
^	Stroeer SE & Co. KGaA	298,719	14,716
	Duerr AG	164,940	14,309
*	Kloeckner & Co. SE	1,087,401	14,200
	Bechtle AG	139,532	14,173
*	Schaeffler AG Preference Shares	858,528	13,922
	CTS Eventim AG & Co. KGaA	394,999	13,735
	Pfeiffer Vacuum Technology AG	119,522	13,000
	TLG Immobilien AG	673,614	12,802
	RHOEN-KLINIKUM AG	461,774	12,658
2	Deutsche Pfandbriefbank AG	1,211,805	12,351

2	ADO Properties SA	343,438	12,260
	Indus Holding AG	211,835	12,102
	DMG Mori AG	241,856	11,692
	Nemetschek SE	211,400	10,821
	CompuGroup Medical SE	258,940	10,187
	Takkt AG	453,165	10,130
	Puma SE	32,615	9,933
*,^ zooplus AG		68,773	9,793
*,2 Tele Columbus AG		1,105,219	9,456
	Jenoptik AG	473,555	9,084
	Carl Zeiss Meditec AG	226,847	8,481
*,^ SGL Carbon SE		970,063	8,451
^	Sixt SE	161,510	8,408
*,^ Vossloh AG		127,865	8,237
*	BRAAS Monier Building Group SA	299,317	8,173
	KWS Saat SE	25,677	8,054
*	PATRIZIA Immobilien AG	498,329	8,019
	Draegerwerk AG & Co. KGaA Preference Shares	90,600	7,968
	Sixt SE Preference Shares	190,339	7,820
*,^ Heidelberger Druckmaschinen AG		2,749,351	7,213
	Deutz AG	1,077,830	7,173
*,2 Hapag-Lloyd AG		203,566	6,295
	XING AG	31,403	6,150
^	ElringKlinger AG	333,549	5,920
	Diebold Nixdorf AG	80,241	5,719
^	Bertrandt AG	56,507	5,641
^	BayWa AG	160,767	5,461
	Deutsche Beteiligungs AG	131,931	4,749
	Hamburger Hafen und Logistik AG	232,730	4,744
	DIC Asset AG	477,323	4,722
*	HeidelbergCement AG (Milan Shares)	47,869	4,663
	Wacker Neuson SE	278,970	4,583
*	Wuestenrot & Wuerttembergische AG	224,151	4,544
	Biotest AG Preference Shares	237,218	4,111
	RWE AG Preference Shares	380,028	3,829
*	AIXTRON SE	991,618	3,664
^	Gerry Weber International AG	294,050	3,428
	comdirect bank AG	322,955	3,396
^	SMA Solar Technology AG	121,821	3,138
	Hornbach Baumarkt AG	90,357	2,792
*	H&R GmbH & Co. KGaA	165,899	2,776
	Draegerwerk AG & Co. KGaA	36,003	2,547
	CropEnergies AG	202,575	1,353
	Biotest AG	66,067	1,255
	Deutsche Boerse AG	6,022	537
*	QIAGEN NV		—
			15,153,703
Greece (0.1%)
*	Alpha Bank AE	16,369,864	29,050
	OPAP SA	2,543,900	22,527
	Hellenic Telecommunications Organization SA	2,279,409	20,674
	Jumbo SA	1,142,087	16,037
*	National Bank of Greece SA	65,416,004	15,654
*	Piraeus Bank SA	66,426,521	12,686
*	Eurobank Ergasias SA	20,808,737	12,636
	Titan Cement Co. SA	539,230	12,108
	Motor Oil Hellas Corinth Refineries SA	641,746	9,204

*	FF Group	392,655	7,511
*	Mytilineos Holdings SA	998,356	6,932
	Hellenic Telecommunications Organization SA ADR	1,341,892	6,071
	Grivalia Properties REIC AE	464,139	3,970
*	Hellenic Petroleum SA	849,184	3,965
	Hellenic Exchanges SA	729,939	3,517
*	Public Power Corp. SA	1,207,404	3,366
	Athens Water Supply & Sewage Co. SA	450,524	2,602
	Aegean Airlines SA	322,013	2,303
*	Fourlis Holdings SA	450,764	2,124
	Metka Industrial - Construction SA	279,855	1,950
*	Ellaktor SA	1,432,107	1,685
*	GEK Terna Holding Real Estate Construction SA	685,426	1,674
	Terna Energy SA	271,312	813
*	Cyprus Popular Bank PCL	12,597,118	—
			199,059
Hong Kong (2.6%)
	AIA Group Ltd.	142,525,773	882,427
	CK Hutchison Holdings Ltd.	33,309,576	399,221
	Hong Kong Exchanges & Clearing Ltd.	14,438,146	349,213
	Sun Hung Kai Properties Ltd.	16,669,845	229,395
	Cheung Kong Property Holdings Ltd.	33,314,328	218,971
	Hang Seng Bank Ltd.	9,055,047	184,569
	Link REIT	26,609,128	181,836
	CLP Holdings Ltd.	18,248,395	178,115
	BOC Hong Kong Holdings Ltd.	42,513,011	169,962
	Hong Kong & China Gas Co. Ltd.	88,819,772	167,230
	Jardine Matheson Holdings Ltd.	2,448,516	151,013
	Power Assets Holdings Ltd.	15,695,842	150,395
	Sands China Ltd.	28,540,271	125,576
	Galaxy Entertainment Group Ltd.	25,123,155	119,332
	Wharf Holdings Ltd.	14,361,727	107,688
	Jardine Strategic Holdings Ltd.	2,623,367	99,979
	Hongkong Land Holdings Ltd.	13,920,421	94,015
	AAC Technologies Holdings Inc.	8,284,936	85,084
	MTR Corp. Ltd.	16,690,011	84,788
	Henderson Land Development Co. Ltd.	13,358,279	73,737
	New World Development Co. Ltd.	62,402,081	71,999
2	WH Group Ltd.	90,304,261	68,590
	Swire Pacific Ltd. Class A	6,039,567	61,531
	Cheung Kong Infrastructure Holdings Ltd.	7,535,120	60,595
	Sino Land Co. Ltd.	36,593,968	60,466
	Bank of East Asia Ltd.	14,060,880	59,892
	China Mengniu Dairy Co. Ltd.	32,026,381	59,782
	Hang Lung Properties Ltd.	23,939,104	58,916
	Wheelock & Co. Ltd.	9,595,178	58,319
	Techtronic Industries Co. Ltd.	14,853,663	51,373
	Want Want China Holdings Ltd.	69,792,833	49,794
	Samsonite International SA	15,159,473	47,609
*,^ Semiconductor Manufacturing International Corp.		30,356,373	41,626
	Swire Properties Ltd.	14,058,168	39,557
	Hang Lung Group Ltd.	10,294,033	39,479
	ASM Pacific Technology Ltd.	2,875,307	34,959
	Hysan Development Co. Ltd.	7,339,047	33,447
	Yue Yuen Industrial Holdings Ltd.	8,644,212	31,601
^	Wynn Macau Ltd.	17,173,558	31,232
	PCCW Ltd.	49,342,464	29,949

	NWS Holdings Ltd.	16,645,243	29,911
	Li & Fung Ltd.	68,500,186	29,704
	Sun Art Retail Group Ltd.	26,038,168	26,211
^	Tingyi Cayman Islands Holding Corp.	22,373,238	25,432
^	PRADA SPA	6,045,924	25,050
	Hopewell Holdings Ltd.	6,733,983	24,044
	VTech Holdings Ltd.	1,903,195	23,624
	Xinyi Glass Holdings Ltd.	23,012,238	20,699
	Minth Group Ltd.	6,384,510	20,648
	First Pacific Co. Ltd.	26,835,451	20,347
	Kerry Properties Ltd.	7,024,732	19,879
^	Kingston Financial Group Ltd.	41,790,742	18,442
	Vitasoy International Holdings Ltd.	9,394,000	18,236
	SJM Holdings Ltd.	22,329,968	17,742
	MGM China Holdings Ltd.	8,978,792	17,441
*	Esprit Holdings Ltd.	21,442,505	16,736
^	Cathay Pacific Airways Ltd.	12,339,273	16,712
^	Haitong International Securities Group Ltd.	26,798,314	14,976
	Champion REIT	27,030,817	14,599
	Shangri-La Asia Ltd.	12,985,433	14,444
	Great Eagle Holdings Ltd.	3,148,287	14,319
	Dah Sing Financial Holdings Ltd.	1,831,277	14,141
	Melco International Development Ltd.	9,307,036	14,040
	Cafe de Coral Holdings Ltd.	3,892,202	12,909
	Television Broadcasts Ltd.	3,341,042	12,816
*,^ China Minsheng Financial Holding Corp. Ltd.		142,348,093	12,411
	Orient Overseas International Ltd.	2,343,191	12,145
^	United Co. RUSAL plc	19,309,521	12,046
	Luk Fook Holdings International Ltd.	3,987,000	11,715
^	Uni-President China Holdings Ltd.	15,224,592	11,633
^	Xinyi Solar Holdings Ltd.	33,288,056	11,509
	Man Wah Holdings Ltd.	17,584,400	11,247
	Fortune REIT (Hong Kong Shares)	9,615,077	11,136
	FIH Mobile Ltd.	34,610,989	11,121
^	China Goldjoy Group Ltd.	114,480,000	11,024
^	Chow Tai Fook Jewellery Group Ltd.	12,768,791	10,856
	Johnson Electric Holdings Ltd.	4,064,264	10,814
	Tongda Group Holdings Ltd.	38,660,000	10,803
*	Brightoil Petroleum Holdings Ltd.	33,773,029	10,412
	L'Occitane International SA	5,193,014	10,245
	Nexteer Automotive Group Ltd.	8,228,000	10,220
	NagaCorp Ltd.	17,388,000	10,204
	HKBN Ltd.	8,125,362	9,892
^	Value Partners Group Ltd.	10,897,000	9,355
*,^ China Baoli Technologies Holdings Ltd.		333,000,000	9,306
*	Freeman FinTech Corp. Ltd.	150,763,946	9,190
*,^ MMG Ltd.		27,144,080	9,007
^	Guotai Junan International Holdings Ltd.	27,408,715	8,982
*	Global Brands Group Holding Ltd.	70,969,390	8,918
	Shui On Land Ltd.	41,715,558	8,791
^	China Travel International Investment Hong Kong Ltd.	30,769,554	8,607
	Kerry Logistics Network Ltd.	6,599,624	8,513
^	IGG Inc.	11,222,000	8,362
	SITC International Holdings Co. Ltd.	13,295,000	8,257
	BEP International Holdings Ltd.	142,400,000	8,207
	Shougang Fushan Resources Group Ltd.	42,061,955	8,205
	Dah Sing Banking Group Ltd.	4,174,476	8,141

*	Pacific Basin Shipping Ltd.	43,038,000	8,026
	Shun Tak Holdings Ltd.	22,785,891	7,875
*,^ KuangChi Science Ltd.		21,216,000	7,840
	Yingde Gases Group Co. Ltd.	12,883,500	7,807
^	Town Health International Medical Group Ltd.	48,382,000	7,770
	Giordano International Ltd.	13,634,000	7,384
	Sunlight REIT	11,912,000	7,199
	Yuexiu REIT	13,009,000	7,147
	CP Pokphand Co. Ltd.	60,180,000	7,037
^	Stella International Holdings Ltd.	4,438,000	6,767
	K Wah International Holdings Ltd.	13,412,000	6,699
^	Truly International Holdings Ltd.	16,318,000	6,651
	Pacific Textiles Holdings Ltd.	5,902,000	6,518
^	SMI Holdings Group Ltd.	69,372,000	6,499
	Lifestyle International Holdings Ltd.	5,059,907	6,488
*	HengTen Networks Group Ltd.	222,850,325	6,309
2	BOC Aviation Ltd.	1,234,078	6,220
	Towngas China Co. Ltd.	11,395,199	6,208
	SmarTone Telecommunications Holdings Ltd.	4,400,500	6,062
*,^ Superb Summit International Group Ltd.		32,112,957	6,043
	SEA Holdings Ltd.	2,538,333	6,040

*,^,2 IMAX China Holding Inc.		1,270,500	5,887
*,^ China Oceanwide Holdings Ltd.		56,340,045	5,790
^	Hopewell Highway Infrastructure Ltd.	10,590,286	5,579
*,^ FDG Electric Vehicles Ltd.		124,115,000	5,495
	Pou Sheng International Holdings Ltd.	23,779,000	5,404
	Prosperity REIT	12,923,000	5,239
	CITIC Telecom International Holdings Ltd.	15,741,875	5,136
	Dynam Japan Holdings Co. Ltd.	3,170,400	5,109
^	Vision Fame International Holding Ltd.	18,042,000	5,107
	Chow Sang Sang Holdings International Ltd.	2,648,000	5,047
*,^ HC International Inc.		6,074,000	4,977
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,108,679	4,897
*,^ Hybrid Kinetic Group Ltd.		200,518,000	4,841
	Texwinca Holdings Ltd.	7,529,353	4,824
	SA Sa International Holdings Ltd.	11,956,297	4,764
	Far East Consortium International Ltd.	10,944,000	4,742
*,^ Huayi Tencent Entertainment Co. Ltd.		79,590,000	4,738
	G-Resources Group Ltd.	258,884,559	4,614
	Canvest Environmental Protection Group Co. Ltd.	8,866,000	4,453
	Goodbaby International Holdings Ltd.	10,063,536	4,375
*,^ Nan Hai Corp. Ltd.		137,400,000	4,342
	Sun Hung Kai & Co. Ltd.	6,415,000	4,186
^	Emperor Capital Group Ltd.	44,196,140	4,026
^	Gemdale Properties & Investment Corp. Ltd.	63,238,000	3,971
^	China LNG Group Ltd.	184,395,000	3,956
^	China Harmony New Energy Auto Holding Ltd.	8,184,000	3,915
*,^ Macau Legend Development Ltd.		19,022,523	3,876
*,^ United Photovoltaics Group Ltd.		42,078,000	3,825
*,^ United Laboratories International Holdings Ltd.		5,968,500	3,715
	Lai Sun Development Co. Ltd.	173,195,749	3,711
	Kowloon Development Co. Ltd.	3,886,902	3,658
*,^ Microport Scientific Corp.		4,929,000	3,649
*	Convoy Global Holdings Ltd.	130,620,000	3,635
	TCC International Holdings Ltd.	14,695,000	3,547
^	Chong Hing Bank Ltd.	1,796,000	3,533

*,^ GCL New Energy Holdings Ltd.	68,360,459	3,508
*,^ China Strategic Holdings Ltd.	166,165,000	3,457
*,^ Sino Oil And Gas Holdings Ltd.	137,660,000	3,373
*,^ China Ocean Industry Group Ltd.	122,735,000	3,207
^,2 Regina Miracle International Holdings Ltd.	4,040,000	3,184
Spring REIT	7,486,238	3,025
* Beijing Enterprises Medical & Health Group Ltd.	54,990,000	3,002
*,^ China LotSynergy Holdings Ltd.	87,020,000	2,960
*,^ Rentian Technology Holdings Ltd.	50,450,000	2,883
*,^ Summit Ascent Holdings Ltd.	9,622,052	2,779
Road King Infrastructure Ltd.	3,192,000	2,748
China Aerospace International Holdings Ltd.	20,954,000	2,743
Ju Teng International Holdings Ltd.	8,508,999	2,738
*,^ China Financial International Investments Ltd.	50,650,000	2,635
^ NewOcean Energy Holdings Ltd.	9,700,000	2,628
* China Medical & HealthCare Group Ltd.	50,104,527	2,541
*,^ New Sports Group Ltd.	216,940,000	2,455
^ Lee's Pharmaceutical Holdings Ltd.	2,755,500	2,412
Liu Chong Hing Investment Ltd.	1,734,018	2,400
*,^ 13 Holdings Ltd.	8,070,500	2,386
* Mei Ah Entertainment Group Ltd.	38,120,000	2,298
APT Satellite Holdings Ltd.	4,282,000	2,151
^ China Silver Group Ltd.	11,382,000	2,117
^ Technovator International Ltd.	5,452,000	2,105
^ Shenwan Hongyuan HK Ltd.	4,750,000	2,094
* Honghua Group Ltd.	19,111,000	2,024
* NetMind Financial Holdings Ltd.	308,288,000	2,014
*,^ China Beidahuang Industry Group Holdings Ltd.	34,080,000	1,924
TPV Technology Ltd.	10,252,000	1,880
* Anton Oilfield Services Group	12,494,000	1,857
^,2 CGN New Energy Holdings Co. Ltd.	12,372,000	1,854
*,^ Singamas Container Holdings Ltd.	16,056,000	1,815
^ Parkson Retail Group Ltd.	14,946,883	1,690
*,^ Midland Holdings Ltd.	6,588,000	1,667
*,^ TOM Group Ltd.	6,539,013	1,582
AMVIG Holdings Ltd.	4,496,000	1,541
EVA Precision Industrial Holdings Ltd.	11,444,000	1,540
*,^ Good Resources Holdings Ltd.	26,351,441	1,420
*,^ Yanchang Petroleum International Ltd.	47,630,000	1,394
*,^ Xinchen China Power Holdings Ltd.	8,594,000	1,354
* Tou Rong Chang Fu Group Ltd.	52,752,000	1,345
* Qianhai Health Holdings Ltd.	77,915,000	1,311
Inspur International Ltd.	5,379,000	1,279
*,^ Emperor Watch & Jewellery Ltd.	33,850,000	1,239
Varitronix International Ltd.	2,753,000	1,236
* Lifestyle China Group Ltd.	5,063,600	1,186
* New Focus Auto Tech Holdings Ltd.	15,964,518	1,044
Yip's Chemical Holdings Ltd.	2,524,000	1,037
* China Innovative Finance Group Ltd.	17,700,000	1,034
*,^ Peace Map Holding Ltd.	60,580,212	1,031
*,^ Sincere Watch Hong Kong Ltd.	38,560,000	940
*,^ Suncorp Technologies Ltd.	122,830,000	927
* SOCAM Development Ltd.	2,448,353	887
Henderson Investment Ltd.	10,068,000	841
*,^ China Healthwise Holdings Ltd.	29,924,885	797
* Trinity Ltd.	10,228,000	776
*,^ China Huarong Energy Co. Ltd.	13,056,066	729

*	Sunshine Oilsands Ltd.	18,647,500	716
*	New World Department Store China Ltd.	4,642,000	668
*,2 China Jicheng Holdings Ltd.		26,758,005	650
*	Silver Base Group Holdings Ltd.	9,625,837	642
*	Hong Kong Television Network Ltd.	3,579,000	616
*	China Healthcare Enterprise Group Ltd.	24,198,028	363
*	Auto Italia Holdings	23,801,298	358
	Polytec Asset Holdings Ltd.	4,575,000	290
*	GT Group Holdings Ltd.	8,030,049	273
*	Midland IC&I Ltd.	32,940,000	228
*	Kong Sun Holdings Ltd.	5,450,000	220
*	Enerchina Holdings Ltd. Rights	26,898,000	156
*	Skyway Securities Group Ltd. Warrants Exp. 02/11/2017	14,193,309	156
*	China Forestry Holdings Co. Ltd.	3,050,000	—
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*	China Longevity Group Co. Ltd.	1,027,000	—
			6,267,150
Hungary (0.1%)
	OTP Bank plc	2,239,919	68,879
	MOL Hungarian Oil & Gas plc	566,527	39,924
	Richter Gedeon Nyrt	1,667,540	35,914
	Magyar Telekom Telecommunications plc	4,852,694	8,665
			153,382
India (2.3%)
	Housing Development Finance Corp. Ltd.	18,678,087	377,103
	Infosys Ltd.	22,200,367	303,654
	Reliance Industries Ltd.	18,798,629	289,955
	Tata Consultancy Services Ltd.	5,572,772	183,251
	ITC Ltd.	34,267,457	130,577
	Sun Pharmaceutical Industries Ltd.	13,150,154	122,385
	Axis Bank Ltd.	16,095,667	110,724
	Oil & Natural Gas Corp. Ltd.	36,522,039	109,344
	Hindustan Unilever Ltd.	8,474,741	106,918
	Maruti Suzuki India Ltd.	1,163,206	101,224
	ICICI Bank Ltd.	23,397,919	92,938
	Tata Motors Ltd.	11,674,219	90,446
	Bharat Petroleum Corp. Ltd.	7,868,286	79,216
	HDFC Bank Ltd.	4,122,054	78,244
	Bharti Airtel Ltd.	15,191,043	78,043
	HCL Technologies Ltd.	6,305,186	75,510
	Indian Oil Corp. Ltd.	13,269,481	71,834
	Coal India Ltd.	15,507,152	70,780
	State Bank of India	17,378,258	66,777
	Mahindra & Mahindra Ltd.	3,590,388	65,757
	NTPC Ltd. (Common)	23,556,975	59,878
	Larsen & Toubro Ltd.	2,666,149	56,939
	Lupin Ltd.	2,612,715	56,803
	Yes Bank Ltd.	2,683,246	55,286
	Hero MotoCorp Ltd.	1,160,237	54,246
	Vedanta Ltd.	14,389,269	53,842
	UltraTech Cement Ltd.	981,957	53,555
	Eicher Motors Ltd.	156,331	53,159
	Asian Paints Ltd.	3,405,239	48,730
	Kotak Mahindra Bank Ltd.	4,166,264	47,582
	Zee Entertainment Enterprises Ltd.	6,343,342	45,720
	UPL Ltd.	4,251,882	45,478

IndusInd Bank Ltd.	2,418,512	44,621
Indiabulls Housing Finance Ltd.	3,848,378	42,636
Adani Ports & Special Economic Zone Ltd.	9,783,188	42,425
* JSW Steel Ltd.	14,040,408	41,101
Hindustan Petroleum Corp. Ltd.	4,859,125	37,435
Tech Mahindra Ltd.	5,534,500	36,918
Wipro Ltd.	5,319,510	35,972
Bajaj Auto Ltd.	834,686	34,932
Godrej Consumer Products Ltd.	1,491,165	34,732
Cipla Ltd.	3,801,524	32,264
Aurobindo Pharma Ltd.	3,210,204	32,260
Ambuja Cements Ltd.	9,440,755	31,878
Dr Reddy's Laboratories Ltd.	659,219	29,528
* Bajaj Finance Ltd.	1,920,483	29,384
Bosch Ltd.	87,026	28,461
Shriram Transport Finance Co. Ltd.	2,002,357	28,186
Power Grid Corp. of India Ltd.	9,203,971	28,159
Idea Cellular Ltd.	17,089,147	27,762
Hindalco Industries Ltd.	9,780,884	27,360
Bharti Infratel Ltd.	5,970,611	25,890
Dabur India Ltd.	6,341,937	25,773
GAIL India Ltd.	3,610,616	24,937
Piramal Enterprises Ltd.	992,565	24,711
Motherson Sumi Systems Ltd.	4,979,186	24,321
LIC Housing Finance Ltd.	2,964,528	24,206
Nestle India Ltd.	279,228	24,070
* United Spirits Ltd.	704,547	22,644
Shree Cement Ltd.	98,891	22,556
Tata Motors Ltd. Class A	4,458,299	21,979
Cairn India Ltd.	5,364,478	21,924
Bajaj Finserv Ltd.	454,327	21,755
Glenmark Pharmaceuticals Ltd.	1,643,029	21,642
Marico Ltd.	5,371,741	20,381
Titan Co. Ltd.	3,711,439	19,842
NMDC Ltd.	9,043,040	19,222
Tata Steel Ltd.	2,733,023	18,691
Ashok Leyland Ltd.	13,429,805	17,996
Havells India Ltd.	2,903,620	17,977
Siemens Ltd.	1,019,536	17,225
Rural Electrification Corp. Ltd.	8,188,447	17,166
Apollo Hospitals Enterprise Ltd.	921,324	16,686
Britannia Industries Ltd.	347,376	16,043
Bharat Forge Ltd.	1,093,009	15,041
Cadila Healthcare Ltd.	2,907,138	15,033
Dr Reddy's Laboratories Ltd. ADR	332,511	15,030
Bharat Electronics Ltd.	656,628	14,930
Pidilite Industries Ltd.	1,464,887	14,580
Bharat Heavy Electricals Ltd.	7,039,298	14,219
Power Finance Corp. Ltd.	7,405,734	14,204
IDFC Bank Ltd.	15,909,764	14,077
^ Wipro Ltd. ADR	1,511,171	13,948
Vakrangee Ltd.	3,034,946	13,684
NHPC Ltd.	31,980,162	13,652
* Bank of Baroda	5,514,378	13,458
Tata Power Co. Ltd.	11,378,520	13,386
Hindustan Zinc Ltd.	3,029,811	13,343
Max Financial Services Ltd.	1,546,284	12,905

Mahindra & Mahindra Financial Services Ltd.	3,269,017	12,885
* Bharat Financial Inclusion Ltd.	1,180,758	12,858
Page Industries Ltd.	58,464	12,540
Oracle Financial Services Software Ltd.	253,573	12,380
Rajesh Exports Ltd.	1,603,257	11,770
Reliance Infrastructure Ltd.	1,545,465	11,768
ACC Ltd.	556,447	11,597
Alkem Laboratories Ltd.	462,953	11,437
* Steel Authority of India Ltd.	11,773,339	11,080
Federal Bank Ltd.	9,869,331	11,056
Mindtree Ltd.	1,627,123	10,811
Colgate-Palmolive India Ltd.	791,137	10,363
DLF Ltd.	5,151,145	10,279
Cummins India Ltd.	805,841	9,980
Petronet LNG Ltd.	1,798,408	9,947
Reliance Capital Ltd.	1,481,419	9,863
United Breweries Ltd.	829,185	9,780
ABB India Ltd.	599,119	9,685
Divi's Laboratories Ltd.	931,275	9,624
Emami Ltd.	629,128	9,592
Oil India Ltd.	1,963,768	9,549
MRF Ltd.	12,235	9,331
Torrent Pharmaceuticals Ltd.	482,627	9,250
Dewan Housing Finance Corp. Ltd.	2,175,251	9,167
Bajaj Holdings & Investment Ltd.	304,787	8,986
AIA Engineering Ltd.	445,825	8,895
GlaxoSmithKline Consumer Healthcare Ltd.	115,894	8,826
CRISIL Ltd.	285,838	8,737
Jubilant Life Sciences Ltd.	870,713	8,626
Castrol India Ltd.	1,433,539	8,572
Info Edge India Ltd.	700,287	8,524
Berger Paints India Ltd.	2,731,271	8,524
Tata Communications Ltd.	815,592	8,496
CESC Ltd.	772,157	8,399
Strides Shasun Ltd.	511,210	8,268
Biocon Ltd.	548,055	8,145
PI Industries Ltd.	632,860	8,128
Arvind Ltd.	1,468,451	7,970
Mphasis Ltd.	962,009	7,929
TVS Motor Co. Ltd.	1,383,986	7,894
Exide Industries Ltd.	2,614,997	7,612
Kansai Nerolac Paints Ltd.	1,489,193	7,575
Aditya Birla Nuvo Ltd.	370,763	7,417
* Suzlon Energy Ltd.	28,969,363	7,315
Indian Hotels Co. Ltd.	4,592,363	7,314
L&T Finance Holdings Ltd.	5,057,976	7,289
Apollo Tyres Ltd.	2,736,869	7,289
Ramco Cements Ltd.	688,751	7,155
Sun TV Network Ltd.	907,935	7,109
Dalmia Bharat Ltd.	255,854	6,941
* Punjab National Bank	3,449,312	6,907
Natco Pharma Ltd.	669,435	6,829
Cholamandalam Investment and Finance Co. Ltd.	448,703	6,813
2 InterGlobe Aviation Ltd.	506,018	6,749
Amara Raja Batteries Ltd.	502,984	6,660
* Reliance Communications Ltd.	12,738,381	6,442
Ajanta Pharma Ltd.	252,276	6,334

Edelweiss Financial Services Ltd.	3,877,475	6,306
* Kajaria Ceramics Ltd.	732,286	6,266
KRBL Ltd.	1,117,770	6,189
Sundaram Finance Ltd.	302,655	6,129
NCC Ltd.	4,972,500	6,095
Supreme Industries Ltd.	435,162	6,021
National Aluminium Co. Ltd.	5,379,203	5,958
* IDBI Bank Ltd.	5,116,133	5,833
Voltas Ltd.	1,205,466	5,824
Bayer CropScience Ltd.	96,064	5,802
Gillette India Ltd.	93,003	5,777
Manappuram Finance Ltd.	4,924,684	5,746
Indraprastha Gas Ltd.	400,492	5,552
Jubilant Foodworks Ltd.	423,578	5,465
Sintex Industries Ltd.	4,369,857	5,430
* Adani Power Ltd.	10,024,004	5,366
* Canara Bank	1,275,384	5,341
IRB Infrastructure Developers Ltd.	1,553,288	5,304
Tata Global Beverages Ltd.	2,757,245	5,239
Welspun India Ltd.	4,563,285	5,142
* Jindal Steel & Power Ltd.	4,299,064	5,091
Gujarat Pipavav Port Ltd.	2,451,440	5,057
Credit Analysis & Research Ltd.	244,658	5,027
* Whirlpool of India Ltd.	360,667	5,026
Muthoot Finance Ltd.	1,090,154	4,932
Godrej Industries Ltd.	777,854	4,929
GRUH Finance Ltd.	989,507	4,900
eClerx Services Ltd.	211,806	4,716
* Bank of India	2,669,120	4,632
Blue Dart Express Ltd.	71,148	4,579
2 Syngene International Ltd.	567,924	4,572
Jain Irrigation Systems Ltd.	3,248,508	4,525
* GMR Infrastructure Ltd.	24,019,816	4,502
Tube Investments of India Ltd.	527,395	4,488
* Crompton Greaves Ltd.	4,709,887	4,475
Oberoi Realty Ltd.	948,232	4,357
Adani Enterprises Ltd.	3,383,007	4,355
JSW Energy Ltd.	4,828,273	4,352
* Sun Pharma Advanced Research Co. Ltd.	965,535	4,333
Indian Bank	1,057,467	4,254
Engineers India Ltd.	1,944,476	4,244
WABCO India Ltd.	52,096	4,242
Alembic Pharmaceuticals Ltd.	511,208	4,212
* Reliance Power Ltd.	6,255,074	4,135
* Ipca Laboratories Ltd.	522,222	4,106
Persistent Systems Ltd.	467,209	4,095
IFCI Ltd.	8,983,149	4,092
State Bank of India GDR	104,915	4,085
* Aditya Birla Fashion and Retail Ltd.	1,836,717	4,065
Wockhardt Ltd.	419,199	4,011
Hexaware Technologies Ltd.	1,390,923	3,989
Torrent Power Ltd.	1,385,718	3,978
Century Textiles & Industries Ltd.	318,679	3,960
Abbott India Ltd.	60,430	3,909
Coromandel International Ltd.	842,130	3,904
* Dish TV India Ltd.	3,084,917	3,828
Sadbhav Engineering Ltd.	928,090	3,803

Thermax Ltd.	318,907	3,794
Sanofi India Ltd.	62,376	3,770
Infosys Ltd. ADR	273,699	3,769
Ceat Ltd.	218,321	3,763
2 Dr Lal PathLabs Ltd.	227,550	3,745
* PC Jeweller Ltd.	664,229	3,728
* Fortis Healthcare Ltd.	1,359,484	3,687
Symphony Ltd.	185,301	3,635
Balrampur Chini Mills Ltd.	1,738,213	3,632
* Mangalore Refinery & Petrochemicals Ltd.	2,510,382	3,625
* Hindustan Construction Co. Ltd.	5,628,115	3,609
* Indiabulls Real Estate Ltd.	3,182,067	3,544
* Karur Vysya Bank Ltd.	2,778,320	3,417
India Cements Ltd.	1,575,910	3,391
Union Bank of India	1,574,744	3,357
KPIT Technologies Ltd.	1,739,873	3,348
Redington India Ltd.	2,204,405	3,331
Gujarat State Petronet Ltd.	1,477,129	3,327
Repco Home Finance Ltd.	337,465	3,285
Pfizer Ltd.	125,283	3,279
Great Eastern Shipping Co. Ltd.	559,848	3,223
* Just Dial Ltd.	590,738	3,185
GlaxoSmithKline Pharmaceuticals Ltd.	78,780	3,164
Cox & Kings Ltd.	1,084,944	3,116
Gujarat Gas Ltd.	365,692	3,075
Prestige Estates Projects Ltd.	1,257,506	3,073
GE T&D India Ltd.	675,539	3,066
* IDFC Ltd.	3,776,610	3,065
Bajaj Corp. Ltd.	554,303	3,053
Karnataka Bank Ltd.	1,781,902	3,000
* Housing Development & Infrastructure Ltd.	3,206,221	2,958
Srei Infrastructure Finance Ltd.	2,279,583	2,929
Multi Commodity Exchange of India Ltd.	162,859	2,825
PTC India Ltd.	2,257,529	2,796
* TV18 Broadcast Ltd.	4,985,703	2,664
* Mahindra CIE Automotive Ltd.	944,201	2,661
Tata Motors Ltd. ADR	67,417	2,627
South Indian Bank Ltd.	8,199,563	2,524
Gateway Distriparks Ltd.	705,986	2,503
* RattanIndia Power Ltd.	23,055,982	2,449
* Kaveri Seed Co. Ltd.	359,631	2,439
* Central Bank of India	1,986,650	2,438
* Jaiprakash Associates Ltd.	13,732,183	2,309
Jammu & Kashmir Bank Ltd.	2,364,519	2,206
* Indian Overseas Bank	5,532,962	2,112
VA Tech Wabag Ltd.	284,992	2,045
Gujarat Fluorochemicals Ltd.	284,577	2,002
* Syndicate Bank	1,905,172	1,880
* Bajaj Hindusthan Sugar Ltd.	8,474,609	1,810
Gujarat Mineral Development Corp. Ltd.	1,026,009	1,765
* Allahabad Bank	1,732,385	1,705
* Corp Bank	2,650,322	1,687
Welspun Corp. Ltd.	1,345,244	1,656
* Vijaya Bank	2,093,517	1,617
Oriental Bank of Commerce	925,155	1,587
Sobha Ltd.	404,916	1,558
HDFC Bank Ltd. ADR	22,438	1,547

Marksans Pharma Ltd.	2,723,185	1,510
* Unitech Ltd.	20,671,446	1,468
Andhra Bank	1,925,724	1,440
McLeod Russel India Ltd.	612,752	1,413
Jindal Saw Ltd.	1,634,154	1,396
* Jet Airways India Ltd.	232,291	1,380
* DEN Networks Ltd.	1,062,243	1,375
* Videocon Industries Ltd.	874,645	1,344
* GE Power India Ltd.	155,892	1,335
Chambal Fertilizers and Chemicals Ltd.	1,015,696	1,207
* UCO Bank	2,311,044	1,168
* Shipping Corp. of India Ltd.	1,165,221	1,152
Raymond Ltd.	154,723	1,129
* Shree Renuka Sugars Ltd.	4,414,308	995
* Rolta India Ltd.	936,910	901
* Reliance Defence and Engineering Ltd.	958,685	855
* Polaris Consulting & Services Ltd.	365,089	848
Radico Khaitan Ltd.	494,183	824
* Punj Lloyd Ltd.	2,352,333	711
* Amtek Auto Ltd.	1,209,979	601
Vedanta Ltd. ADR	16,320	242
ICICI Bank Ltd. ADR	24,469	190
Balkrishna Industries Ltd.	6,314	104
* JITF Infralogistics Ltd.	131,362	80
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	58
Future Enterprises Ltd.	129,973	42
Jain Irrigation Systems Ltd. DVR	32,150	30
* Chennai Super Kings Cricket Ltd.	951,110	—
		5,553,998
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	598,440,272	173,479
Bank Central Asia Tbk PT	145,575,601	166,853
Astra International Tbk PT	237,823,670	141,780
Bank Rakyat Indonesia Persero Tbk PT	127,680,237	112,115
Bank Mandiri Persero Tbk PT	110,899,916	90,581
Unilever Indonesia Tbk PT	13,546,370	41,772
Bank Negara Indonesia Persero Tbk PT	87,610,002	37,432
Indofood Sukses Makmur Tbk PT	52,232,295	31,001
United Tractors Tbk PT	17,885,710	29,271
Perusahaan Gas Negara Persero Tbk	126,379,354	27,293
Gudang Garam Tbk PT	5,455,414	25,226
Kalbe Farma Tbk PT	230,144,854	25,014
Semen Indonesia Persero Tbk PT	35,298,951	23,874
Charoen Pokphand Indonesia Tbk PT	85,614,394	19,898
Adaro Energy Tbk PT	150,574,630	19,138
Indocement Tunggal Prakarsa Tbk PT	15,725,902	17,702
Indofood CBP Sukses Makmur Tbk PT	27,897,216	17,553
Surya Citra Media Tbk PT	67,629,221	14,294
Ciputra Development Tbk PT	131,007,014	12,956
Bumi Serpong Damai Tbk PT	92,098,560	12,633
Lippo Karawaci Tbk PT	228,818,200	12,600
Summarecon Agung Tbk PT	125,560,000	12,329
Pakuwon Jati Tbk PT	274,564,734	11,525
Bank Danamon Indonesia Tbk PT	36,312,876	11,317
Tower Bersama Infrastructure Tbk PT	26,323,435	9,758
AKR Corporindo Tbk PT	18,539,300	9,272
Waskita Karya Persero Tbk PT	47,543,067	9,120

* XL Axiata Tbk PT	41,612,653	9,072
Tambang Batubara Bukit Asam Persero Tbk PT	9,386,569	8,163
Jasa Marga Persero Tbk PT	25,738,861	8,141
Media Nusantara Citra Tbk PT	57,843,546	7,347
Wijaya Karya Persero Tbk PT	35,656,698	6,866
Bank Tabungan Negara Persero Tbk PT	43,545,597	6,215
* Aneka Tambang Persero Tbk PT	99,457,327	5,963
Astra Agro Lestari Tbk PT	4,830,096	5,705
Indo Tambangraya Megah Tbk PT	4,653,000	5,230
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,106,100	5,189
Ace Hardware Indonesia Tbk PT	85,313,700	4,758
Link Net Tbk PT	12,244,500	4,586
* Vale Indonesia Tbk PT	22,797,636	4,046
* Alam Sutera Realty Tbk PT	134,942,900	3,863
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	32,671,500	3,794
* Eagle High Plantations Tbk PT	140,656,500	3,666
Global Mediacom Tbk PT	81,148,112	3,649
* Mitra Adiperkasa Tbk PT	8,344,000	3,452
Ramayana Lestari Sentosa Tbk PT	34,042,500	3,417
Adhi Karya Persero Tbk PT	20,215,200	3,181
* Siloam International Hospitals Tbk PT	3,473,785	3,074
Matahari Putra Prima Tbk PT	29,744,400	2,729
* Krakatau Steel Persero Tbk PT	46,351,636	2,587
* Panin Financial Tbk PT	173,576,400	2,329
Timah Persero Tbk PT	30,864,387	2,244
* Lippo Cikarang Tbk PT	5,712,500	2,131
Intiland Development Tbk PT	61,635,000	2,114
Surya Semesta Internusa Tbk PT	42,334,500	2,014
BISI International Tbk PT	14,510,100	1,961
* Agung Podomoro Land Tbk PT	105,786,100	1,743
Wijaya Karya Beton Tbk PT	27,926,705	1,726
Bekasi Fajar Industrial Estate Tbk PT	67,348,700	1,686
* Gajah Tunggal Tbk PT	19,499,800	1,679
* Medco Energi Internasional Tbk PT	15,304,800	1,594
Salim Ivomas Pratama Tbk PT	33,590,700	1,283
Sampoerna Agro PT	7,406,800	1,107
* Bakrie and Brothers Tbk PT	274,678,500	1,029
* Sigmagold Inti Perkasa Tbk PT	64,941,800	393
* Berlian Laju Tanker Tbk PT	25,926,000	381
* Bakrie Telecom Tbk PT	94,762,000	355
		1,256,248
Ireland (0.2%)
Kerry Group plc Class A	1,729,115	121,581
* Bank of Ireland	325,860,263	87,546
Kingspan Group plc	2,104,783	61,335
Glanbia plc	2,065,273	34,882
* Ryanair Holdings plc ADR	346,955	29,026
C&C Group plc	3,712,742	15,860
* Ryanair Holdings plc	768,457	11,890
Green REIT plc	8,260,283	11,606
Hibernia REIT plc	8,184,353	10,763
Origin Enterprises plc	1,490,296	10,217
Irish Continental Group plc	1,877,276	9,561
* Permanent TSB Group Holdings plc	1,255,570	3,697
* Irish Bank Resolution Corp. Ltd.	698,992	—
		407,964

Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	10,578,617	348,328
Bank Hapoalim BM	11,920,580	72,026
* Bank Leumi Le-Israel BM	15,433,543	63,835
Nice Ltd.	643,989	45,065
Bezeq The Israeli Telecommunication Corp. Ltd.	24,326,667	42,497
Elbit Systems Ltd.	286,938	31,621
* Israel Discount Bank Ltd. Class A	13,478,642	28,019
Israel Chemicals Ltd.	5,322,326	24,461
Azrieli Group Ltd.	519,142	23,696
Frutarom Industries Ltd.	442,093	23,358
Mizrahi Tefahot Bank Ltd.	1,397,923	21,532
* Tower Semiconductor Ltd.	938,251	20,125
Delek Group Ltd.	57,424	12,399
Gazit-Globe Ltd.	1,138,418	10,641
Alony Hetz Properties & Investments Ltd.	1,105,304	8,893
Paz Oil Co. Ltd.	57,023	8,829
Teva Pharmaceutical Industries Ltd. ADR	260,161	8,697
First International Bank Of Israel Ltd.	513,159	7,720
Melisron Ltd.	162,004	7,422
* Airport City Ltd.	685,844	7,359
Harel Insurance Investments & Financial Services Ltd.	1,318,230	6,615
* Partner Communications Co. Ltd.	1,003,208	5,882
Strauss Group Ltd.	363,476	5,850
Reit 1 Ltd.	1,915,250	5,641
* Mazor Robotics Ltd.	482,516	5,540
Amot Investments Ltd.	1,234,116	5,207
* Israel Corp. Ltd.	27,160	5,109
* Cellcom Israel Ltd. (Registered)	469,364	4,941
Shikun & Binui Ltd.	2,212,359	4,581
* Nova Measuring Instruments Ltd.	305,352	4,547
Oil Refineries Ltd.	12,220,644	4,301
* Delek Energy Systems Ltd.	7,180	4,173
IDI Insurance Co. Ltd.	83,475	4,112
* Jerusalem Oil Exploration	93,016	4,056
* Clal Insurance Enterprises Holdings Ltd.	253,157	3,521
* Jerusalem Economy Ltd.	1,604,631	3,511
Delta-Galil Industries Ltd.	106,115	3,381
Electra Ltd.	17,960	3,263
* Phoenix Holdings Ltd.	871,455	3,199
Delek Automotive Systems Ltd.	332,263	3,051
* Migdal Insurance & Financial Holding Ltd.	3,325,068	2,961
Shufersal Ltd.	760,195	2,916
Big Shopping Centers Ltd.	43,145	2,891
* Compugen Ltd.	594,915	2,808
Formula Systems 1985 Ltd.	71,665	2,781
* Africa Israel Properties Ltd.	142,066	2,633
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	62,524	2,542
* Menora Mivtachim Holdings Ltd.	270,512	2,513
* Naphtha Israel Petroleum Corp. Ltd.	370,166	2,464
* Ceragon Networks Ltd.	645,840	2,376
Bayside Land Corp.	6,337	2,335
B Communications Ltd.	119,903	2,312
* Kenon Holdings Ltd.	171,920	2,201
* Gilat Satellite Networks Ltd.	384,825	2,190
Norstar Holdings Inc.	114,719	1,987
* AudioCodes Ltd.	293,522	1,938

*	Kamada Ltd.	298,309	1,852
*	Allot Communications Ltd.	354,384	1,737
*	Evogene Ltd.	276,637	1,383
*	Cellcom Israel Ltd.	96,644	1,013
	Property & Building Corp. Ltd.	11,550	922
*	Silicom Ltd.	23,249	851
			954,610
Italy (1.6%)
	Eni SPA	29,126,330	447,843
	Enel SPA	90,080,853	376,597
	Intesa Sanpaolo SPA (Registered)	142,651,599	335,070
	Assicurazioni Generali SPA	14,921,156	238,099
*,^ UniCredit SPA		6,877,256	187,730
	Atlantia SPA	6,304,856	143,687
*	Fiat Chrysler Automobiles NV	12,680,173	138,842
*	Telecom Italia SPA (Registered)	131,181,655	112,806
	Snam SPA	28,967,128	110,253
	Luxottica Group SPA	1,880,168	100,952
	Ferrari NV	1,569,970	97,867
	CNH Industrial NV	10,832,220	96,231
	Tenaris SA	5,289,004	92,648
	Terna Rete Elettrica Nazionale SPA	16,989,473	74,513
	Prysmian SPA	2,536,856	65,991
*	EXOR NV	1,331,689	60,763
*	Leonardo SPA	4,506,469	58,059
	Mediobanca SPA	6,533,854	56,257
	Telecom Italia SPA (Bearer)	73,441,532	52,437
*,^ Banco BPM SPA		17,837,497	50,642
	Moncler SPA	1,906,721	36,644
^	Unione di Banche Italiane SPA	10,202,812	35,582
	Recordati SPA	1,244,464	35,438
*	Saipem SPA	68,383,167	35,114
2	Poste Italiane SPA	5,495,293	34,581
	Davide Campari-Milano SPA	3,351,577	33,619
^	Mediaset SPA	7,806,777	33,447
	BPER Banca	5,609,968	31,904
	FinecoBank Banca Fineco SPA	4,703,714	28,020
	UnipolSai SPA	12,747,060	26,585
	A2A SPA	18,416,048	24,598
	Intesa Sanpaolo SPA	11,036,134	24,414
	Azimut Holding SPA	1,351,906	24,327
	Banca Mediolanum SPA	3,051,404	23,409
*	Italgas SPA	5,789,652	22,000
	Unipol Gruppo Finanziario SPA	5,796,415	21,436
	Buzzi Unicem SPA	859,399	21,191
	Brembo SPA	324,494	20,791
	Hera SPA	8,778,118	20,497
^	Salvatore Ferragamo SPA	732,213	19,368
	Interpump Group SPA	1,028,268	19,326
	Banca Popolare di Sondrio SCPA	5,343,784	18,949
	Cerved Information Solutions SPA	2,265,455	18,540
*	Yoox Net-A-Porter Group SPA	725,931	18,210
	De' Longhi SPA	719,288	17,964
	Banca Generali SPA	667,594	17,029
	DiaSorin SPA	284,006	16,957
2	Anima Holding SPA	2,659,522	15,859
2	Infrastrutture Wireless Italiane SPA	3,171,175	15,029

	Ansaldo STS SPA	1,150,369	14,525
	Autogrill SPA	1,568,002	13,790
	Industria Macchine Automatiche SPA	188,713	12,508
	Societa Cattolica di Assicurazioni SCRL	1,959,600	12,261
	Parmalat SPA	3,730,994	12,043
^	Tod's SPA	154,915	11,189
*	Ei Towers SPA	199,210	11,024
*,2 Enav SPA		3,078,564	10,788
	Iren SPA	5,902,514	9,600
	Amplifon SPA	945,477	9,600
^	Saras SPA	5,388,983	8,348
2	OVS SPA	1,478,083	8,252
^	Brunello Cucinelli SPA	345,022	7,811
	MARR SPA	394,129	7,660
	Danieli & C Officine Meccaniche SPA RSP	463,381	7,420
	Beni Stabili SPA SIIQ	12,206,405	6,865
	ERG SPA	615,539	6,835
	ACEA SPA	553,984	6,783
	Societa Iniziative Autostradali e Servizi SPA	813,777	6,623
	Banca IFIS SPA	233,243	6,326
	Reply SPA	49,196	6,314
	Buzzi Unicem SPA-RSP	467,929	6,212
^	Credito Valtellinese SC	11,648,290	6,112
^	Salini Impregilo SPA	1,926,063	6,013
	Credito Emiliano SPA	883,834	5,744
*,^ Banca Monte dei Paschi di Siena SPA		324,425	5,281
	Tenaris SPA ADR	143,286	5,021
2	RAI Way SPA	1,165,130	4,613
	Italmobiliare SPA	93,270	4,612
	Datalogic SPA	221,071	4,543
	ASTM SPA	383,150	4,343
	CIR-Compagnie Industriali Riunite SPA	3,729,193	4,325
*,^ Banca Carige SPA		9,639,301	3,904
	Astaldi SPA	525,298	3,424
^	Immobiliare Grande Distribuzione SIIQ SPA	4,383,824	3,294
^	Piaggio & C SPA	1,945,082	3,235
	Danieli & C Officine Meccaniche SPA	143,257	3,074
	Cairo Communication SPA	786,348	3,037
*,^ Fincantieri SPA		5,012,443	2,979
*,^ Safilo Group SPA		352,013	2,611
*	Arnoldo Mondadori Editore SPA	1,693,543	2,466
	Cementir Holding SPA	574,114	2,458
	Zignago Vetro SPA	381,109	2,341
^	Esprinet SPA	294,991	2,186
^	Geox SPA	894,676	1,930
	Cofide SPA	4,050,726	1,751
*,^ Juventus Football Club SPA		4,765,424	1,602
*	Gruppo Editoriale L'Espresso SPA	1,833,932	1,560
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		1,636,624	1,415
	DeA Capital SPA	930,679	1,223
*	Gemina SPA CVR	2,837,088	40
	Credito Valtellinese SC Rights Exp. 01/04/2017		—
			3,906,029
Japan (17.6%)
	Toyota Motor Corp.	32,389,313	1,883,531
	Mitsubishi UFJ Financial Group Inc.	161,176,013	1,032,094
	SoftBank Group Corp.	10,192,259	785,209

Honda Motor Co. Ltd.	21,262,540	632,750
Sumitomo Mitsui Financial Group Inc.	15,394,884	603,972
KDDI Corp.	21,981,714	590,613
Mizuho Financial Group Inc.	296,564,905	550,302
Japan Tobacco Inc.	14,223,493	458,787
FANUC Corp.	2,319,113	455,304
Sony Corp.	14,877,267	450,450
Shin-Etsu Chemical Co. Ltd.	4,880,986	421,086
Keyence Corp.	1,080,066	419,462
East Japan Railway Co.	4,425,571	400,767
Takeda Pharmaceutical Co. Ltd.	9,170,932	384,130
NTT DOCOMO Inc.	15,556,177	371,949
Seven & i Holdings Co. Ltd.	9,248,319	369,270
Mitsubishi Corp.	16,327,030	368,829
Canon Inc.	12,410,316	367,176
Mitsubishi Electric Corp.	23,426,332	356,518
Central Japan Railway Co.	2,146,577	346,858
Tokio Marine Holdings Inc.	8,317,217	346,778
Astellas Pharma Inc.	25,187,357	338,059
Hitachi Ltd.	54,939,197	314,552
Daikin Industries Ltd.	3,160,612	313,730
Murata Manufacturing Co. Ltd.	2,243,927	302,222
Mitsui & Co. Ltd.	20,168,887	295,996
Fuji Heavy Industries Ltd.	7,278,004	291,238
Kao Corp.	5,845,429	289,259
Bridgestone Corp.	7,612,926	279,211
Nidec Corp.	2,869,687	269,445
Mitsubishi Estate Co. Ltd.	13,987,776	266,242
Komatsu Ltd.	11,173,002	264,561
Panasonic Corp.	25,209,969	262,308
Nintendo Co. Ltd.	1,281,312	262,261
Mitsui Fudosan Co. Ltd.	11,225,174	259,158
Denso Corp.	5,882,751	254,750
Nomura Holdings Inc.	39,696,519	246,073
Dai-ichi Life Holdings Inc.	13,383,359	242,626
ITOCHU Corp.	17,070,812	235,166
ORIX Corp.	15,518,796	234,136
Nissan Motor Co. Ltd.	23,517,025	232,658
Otsuka Holdings Co. Ltd.	5,008,305	230,723
Nippon Steel & Sumitomo Metal Corp.	9,317,125	225,079
Kubota Corp.	13,325,178	211,834
Daiwa House Industry Co. Ltd.	7,653,887	207,284
MS&AD Insurance Group Holdings Inc.	6,041,648	202,114
Hoya Corp.	4,594,897	200,278
Kyocera Corp.	3,698,618	192,553
Tokyo Electron Ltd.	1,849,172	191,546
Fast Retailing Co. Ltd.	604,409	190,096
SMC Corp.	692,814	189,123
Suzuki Motor Corp.	4,865,258	187,764
FUJIFILM Holdings Corp.	4,637,000	179,569
Eisai Co. Ltd.	3,150,866	173,678
Daiichi Sankyo Co. Ltd.	7,716,406	172,640
Mitsubishi Heavy Industries Ltd.	37,983,292	170,628
Shionogi & Co. Ltd.	3,511,580	169,126
Recruit Holdings Co. Ltd.	3,843,449	168,249
Sumitomo Corp.	13,379,817	167,726
Sumitomo Mitsui Trust Holdings Inc.	4,487,202	167,253

Secom Co. Ltd.	2,302,987	166,546
Kirin Holdings Co. Ltd.	9,965,914	163,299
Sompo Holdings Inc.	4,382,463	158,688
Asahi Group Holdings Ltd.	4,508,413	158,650
Toray Industries Inc.	17,959,774	155,512
Shimano Inc.	934,745	147,398
Nitto Denko Corp.	1,829,096	144,730
West Japan Railway Co.	2,173,079	141,582
Resona Holdings Inc.	25,904,649	140,250
Sumitomo Realty & Development Co. Ltd.	5,131,531	138,816
Terumo Corp.	3,746,471	138,597
Asahi Kasei Corp.	14,795,008	137,986
JX Holdings Inc.	28,727,435	135,478
Olympus Corp.	3,817,797	132,074
Sumitomo Electric Industries Ltd.	8,966,350	130,468
Shiseido Co. Ltd.	4,653,737	130,067
Daiwa Securities Group Inc.	20,011,715	127,600
Nippon Telegraph & Telephone Corp.	2,874,153	126,958
Oriental Land Co. Ltd.	2,298,111	125,935
MEIJI Holdings Co. Ltd.	1,623,236	125,730
Fujitsu Ltd.	21,060,424	122,402
Dentsu Inc.	2,641,171	122,073
Daito Trust Construction Co. Ltd.	861,518	120,440
Ajinomoto Co. Inc.	6,014,535	118,712
Aeon Co. Ltd.	8,199,399	118,505
Marubeni Corp.	18,594,455	113,137
Chubu Electric Power Co. Inc.	8,425,028	112,479
Sekisui House Ltd.	6,858,315	110,942
Ono Pharmaceutical Co. Ltd.	5,394,556	110,676
Tokyo Gas Co. Ltd.	24,850,679	110,284
Mitsubishi Chemical Holdings Corp.	15,657,875	109,213
T&D Holdings Inc.	7,311,577	108,318
Inpex Corp.	10,937,556	107,332
JFE Holdings Inc.	6,102,959	106,827
Aisin Seiki Co. Ltd.	2,251,490	102,993
Unicharm Corp.	4,557,032	102,634
TDK Corp.	1,420,017	102,066
Sysmex Corp.	1,694,048	101,778
Hankyu Hanshin Holdings Inc.	2,985,385	101,294
Makita Corp.	1,445,575	100,405
Mazda Motor Corp.	6,757,423	99,443
Rakuten Inc.	9,924,736	99,071
Nitori Holdings Co. Ltd.	878,296	98,432
* Toshiba Corp.	45,334,995	97,215
Japan Exchange Group Inc.	6,486,435	96,412
Sumitomo Chemical Co. Ltd.	18,037,286	96,102
Omron Corp.	2,334,860	95,797
Toyota Industries Corp.	1,939,989	93,624
* Kansai Electric Power Co. Inc.	8,702,624	92,998
Taisei Corp.	12,714,056	90,315
Osaka Gas Co. Ltd.	23,493,345	88,063
Tokyu Corp.	11,822,052	87,068
Isuzu Motors Ltd.	6,460,962	86,693
Yamato Holdings Co. Ltd.	4,207,834	84,802
Asahi Glass Co. Ltd.	11,326,625	84,153
Kintetsu Group Holdings Co. Ltd.	21,373,135	82,164
Obayashi Corp.	8,026,349	76,460

Sumitomo Metal Mining Co. Ltd.	5,638,359	76,390
Chugai Pharmaceutical Co. Ltd.	2,577,667	75,754
Kajima Corp.	10,798,410	75,263
NTT Data Corp.	1,491,492	75,167
Concordia Financial Group Ltd.	14,136,696	74,563
Toyota Tsusho Corp.	2,674,050	73,553
Dai Nippon Printing Co. Ltd.	7,203,674	73,287
LIXIL Group Corp.	3,098,203	72,339
Ricoh Co. Ltd.	8,055,511	71,867
Koito Manufacturing Co. Ltd.	1,351,423	71,687
Sekisui Chemical Co. Ltd.	4,390,516	71,642
Odakyu Electric Railway Co. Ltd.	3,617,300	71,639
NEC Corp.	30,972,248	71,484
* Tokyo Electric Power Co. Holdings Inc.	18,504,594	70,875
Yamaha Motor Co. Ltd.	3,324,286	69,143
Tohoku Electric Power Co. Inc.	5,662,738	69,128
Keikyu Corp.	5,893,369	69,111
TOTO Ltd.	1,687,150	67,952
Seiko Epson Corp.	3,290,393	67,785
Nikon Corp.	4,187,274	67,579
Rohm Co. Ltd.	1,051,298	67,227
Japan Post Holdings Co. Ltd.	5,342,074	67,079
Kikkoman Corp.	2,094,727	65,945
Kuraray Co. Ltd.	4,154,549	65,850
NSK Ltd.	5,357,687	65,038
Yahoo Japan Corp.	15,454,945	64,862
Suntory Beverage & Food Ltd.	1,508,788	64,195
Bandai Namco Holdings Inc.	2,317,927	63,838
NH Foods Ltd.	2,326,669	63,322
Yakult Honsha Co. Ltd.	1,220,500	62,723
Nippon Paint Holdings Co. Ltd.	2,123,630	61,945
NGK Insulators Ltd.	3,150,806	61,780
Kyushu Electric Power Co. Inc.	5,521,716	61,633
Shimizu Corp.	6,704,958	61,627
M3 Inc.	2,293,528	61,620
Yamaha Corp.	1,985,275	60,641
Tobu Railway Co. Ltd.	11,939,499	60,596
FamilyMart UNY Holdings Co. Ltd.	956,187	60,583
Toppan Printing Co. Ltd.	6,154,590	60,413
MISUMI Group Inc.	3,197,842	59,748
Japan Post Bank Co. Ltd.	4,908,796	59,628
Nissan Chemical Industries Ltd.	1,663,072	59,382
Santen Pharmaceutical Co. Ltd.	4,725,583	59,381
Alps Electric Co. Ltd.	2,219,610	59,121
Tosoh Corp.	7,647,956	57,783
Lawson Inc.	778,297	56,810
Yaskawa Electric Corp.	3,132,155	56,479
Keio Corp.	6,811,349	55,987
Konica Minolta Inc.	5,327,726	55,190
Shizuoka Bank Ltd.	6,214,486	54,076
Mitsubishi Tanabe Pharma Corp.	2,680,552	53,764
Shimadzu Corp.	3,184,189	53,736
Kawasaki Heavy Industries Ltd.	17,032,192	53,297
Nagoya Railroad Co. Ltd.	10,746,171	52,900
Ryohin Keikaku Co. Ltd.	281,719	52,810
Trend Micro Inc.	1,356,235	52,631
* Kyushu Railway Co.	1,900,033	51,558

	Brother Industries Ltd.	2,792,228	51,539
	NGK Spark Plug Co. Ltd.	2,279,910	51,351
	Lion Corp.	2,949,741	51,306
	Chiba Bank Ltd.	7,810,099	51,088
	Taiheiyo Cement Corp.	14,600,744	51,019
	Hoshizaki Corp.	621,653	50,659
	Mitsui Chemicals Inc.	10,748,862	50,547
	Mitsubishi Materials Corp.	1,480,287	50,515
	Aozora Bank Ltd.	13,779,771	50,186
	Don Quijote Holdings Co. Ltd.	1,382,126	50,165
	Isetan Mitsukoshi Holdings Ltd.	4,286,296	50,138
	Stanley Electric Co. Ltd.	1,776,641	50,052
	Electric Power Development Co. Ltd.	2,145,087	49,858
	Amada Holdings Co. Ltd.	4,233,637	49,761
	Hirose Electric Co. Ltd.	381,316	49,639
	Seibu Holdings Inc.	2,932,639	49,415
	Nisshin Seifun Group Inc.	3,177,511	48,338
*	IHI Corp.	17,768,064	47,846
	Suruga Bank Ltd.	2,053,246	46,777
	Mebuki Financial Group Inc.	12,147,662	46,650
	Yamada Denki Co. Ltd.	8,462,933	46,626
	Hamamatsu Photonics KK	1,613,070	46,585
	Nippon Express Co. Ltd.	8,777,474	46,434
	Yokogawa Electric Corp.	2,892,756	46,226
*,^ Sharp Corp.		17,048,871	46,105
	Taisho Pharmaceutical Holdings Co. Ltd.	543,505	45,940
	Oji Holdings Corp.	10,362,780	45,867
	Sumitomo Heavy Industries Ltd.	6,665,621	45,829
	Nissin Foods Holdings Co. Ltd.	856,899	45,221
	Hisamitsu Pharmaceutical Co. Inc.	863,109	45,055
	USS Co. Ltd.	2,566,444	45,044
	JGC Corp.	2,582,972	44,839
	Konami Holdings Corp.	1,115,893	44,624
	Kansai Paint Co. Ltd.	2,282,797	44,345
	JTEKT Corp.	2,697,002	44,294
^	MINEBEA MITSUMI Inc.	4,447,057	44,209
	Teijin Ltd.	2,089,614	44,105
	Nomura Research Institute Ltd.	1,290,372	44,090
	Mitsubishi Gas Chemical Co. Inc.	2,231,865	42,808
	Mitsui OSK Lines Ltd.	13,368,750	42,484
	J Front Retailing Co. Ltd.	2,929,444	42,277
	ANA Holdings Inc.	14,042,875	41,712
	TonenGeneral Sekiyu KK	3,540,211	41,633
	Disco Corp.	324,789	41,470
	Kyowa Hakko Kirin Co. Ltd.	3,045,628	41,242
	Asics Corp.	2,111,758	41,137
	Hulic Co. Ltd.	4,213,440	41,085
	Chugoku Electric Power Co. Inc.	3,644,787	41,040
	Nippon Yusen KK	19,247,540	40,702
	Mitsubishi Motors Corp.	7,453,386	40,376
	Fuji Electric Co. Ltd.	6,763,785	40,072
	Toho Gas Co. Ltd.	5,352,232	40,039
	Tsuruha Holdings Inc.	423,520	39,812
	Keisei Electric Railway Co. Ltd.	1,666,212	39,450
	Start Today Co. Ltd.	2,091,434	39,393
	Toho Co. Ltd. (Tokyo Shares 9602)	1,352,026	38,991
	Toyo Suisan Kaisha Ltd.	1,091,137	38,933

Keihan Holdings Co. Ltd.	5,842,199	38,915
Daicel Corp.	3,513,189	38,849
Advantest Corp.	2,050,509	38,259
Sojitz Corp.	14,819,580	38,196
Obic Co. Ltd.	792,576	38,042
Rinnai Corp.	447,634	38,041
Fukuoka Financial Group Inc.	8,602,054	37,972
JSR Corp.	2,210,580	37,888
Sega Sammy Holdings Inc.	2,349,611	36,893
Idemitsu Kosan Co. Ltd.	1,190,836	36,822
^ Casio Computer Co. Ltd.	2,658,163	36,728
Marui Group Co. Ltd.	2,552,774	36,501
Haseko Corp.	3,303,836	36,413
Nabtesco Corp.	1,376,683	35,905
Tokyu Fudosan Holdings Corp.	6,111,053	35,724
Hitachi Chemical Co. Ltd.	1,236,840	35,115
Hakuhodo DY Holdings Inc.	2,850,803	35,075
Toyo Seikan Group Holdings Ltd.	1,893,613	34,925
Alfresa Holdings Corp.	2,119,779	34,892
Pigeon Corp.	1,274,699	34,629
Credit Saison Co. Ltd.	1,899,886	34,616
Sony Financial Holdings Inc.	2,051,446	34,358
Sumco Corp.	2,190,254	34,243
* Kobe Steel Ltd.	3,508,320	34,125
Shimamura Co. Ltd.	259,551	34,019
Park24 Co. Ltd.	1,229,016	33,922
Hino Motors Ltd.	3,201,520	33,777
Bank of Kyoto Ltd.	4,311,467	33,705
Air Water Inc.	1,811,419	33,540
THK Co. Ltd.	1,351,765	33,309
Shinsei Bank Ltd.	19,323,708	33,236
Kobayashi Pharmaceutical Co. Ltd.	744,658	33,188
Kewpie Corp.	1,327,118	33,174
Sumitomo Rubber Industries Ltd.	2,115,064	33,035
Hitachi High-Technologies Corp.	765,126	32,774
Ebara Corp.	1,061,146	32,727
Kurita Water Industries Ltd.	1,369,426	32,485
Hiroshima Bank Ltd.	6,938,174	32,417
Hitachi Metals Ltd.	2,332,131	32,331
Nankai Electric Railway Co. Ltd.	6,516,227	32,226
Tokyo Tatemono Co. Ltd.	2,421,007	32,062
Sumitomo Dainippon Pharma Co. Ltd.	1,879,290	31,880
Mabuchi Motor Co. Ltd.	619,399	31,840
SBI Holdings Inc.	2,295,649	31,689
Suzuken Co. Ltd.	957,931	31,626
Otsuka Corp.	613,818	31,589
Kyushu Financial Group Inc.	4,564,084	31,447
Nippon Shinyaku Co. Ltd.	603,132	31,364
Iida Group Holdings Co. Ltd.	1,659,955	31,066
Miraca Holdings Inc.	674,940	30,761
Yamazaki Baking Co. Ltd.	1,527,482	30,719
Chugoku Bank Ltd.	2,086,802	30,697
MediPal Holdings Corp.	1,876,641	30,416
Takashimaya Co. Ltd.	3,529,586	30,397
Sohgo Security Services Co. Ltd.	804,598	30,274
Ube Industries Ltd.	12,530,461	30,128
DIC Corp.	965,905	29,911

	Temp Holdings Co. Ltd.	1,716,451	29,767
	Kose Corp.	347,683	29,608
	Kaneka Corp.	3,434,168	29,590
	SCREEN Holdings Co. Ltd.	470,361	29,416
	Kakaku.com Inc.	1,622,589	29,373
	Yamaguchi Financial Group Inc.	2,681,419	29,214
	Calbee Inc.	885,770	28,834
	Calsonic Kansei Corp.	1,806,580	28,720
	Hachijuni Bank Ltd.	4,859,462	28,603
	Hitachi Construction Machinery Co. Ltd.	1,235,712	28,418
	Gunma Bank Ltd.	5,199,103	28,360
	Nippon Electric Glass Co. Ltd.	4,893,588	28,170
	CyberAgent Inc.	1,133,862	28,096
	Ezaki Glico Co. Ltd.	612,108	28,021
	DeNA Co. Ltd.	1,250,754	27,947
	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,160,820	27,510
	NOK Corp.	1,348,388	27,402
	Sundrug Co. Ltd.	394,857	27,230
	Square Enix Holdings Co. Ltd.	938,188	26,893
	Nichirei Corp.	1,315,013	26,766
	Nippon Shokubai Co. Ltd.	385,283	26,553
	Nippon Kayaku Co. Ltd.	2,019,384	26,392
	Hokuhoku Financial Group Inc.	1,512,531	25,913
	Denka Co. Ltd.	5,227,642	25,730
	Azbil Corp.	848,975	25,597
	Nifco Inc.	495,241	24,935
	Hikari Tsushin Inc.	271,574	24,818
	Maruichi Steel Tube Ltd.	735,465	24,662
	AEON Financial Service Co. Ltd.	1,377,115	24,654
	Showa Denko KK	1,500,513	24,624
	Kamigumi Co. Ltd.	2,523,974	24,535
	Furukawa Electric Co. Ltd.	722,374	24,510
	Daifuku Co. Ltd.	1,108,702	24,510
	Nomura Real Estate Holdings Inc.	1,423,963	24,493
	COMSYS Holdings Corp.	1,327,368	24,400
	Nexon Co. Ltd.	1,599,997	24,360
	Benesse Holdings Inc.	834,956	24,302
	Horiba Ltd.	458,163	24,112
^	Kagome Co. Ltd.	931,239	23,982
^	Japan Airport Terminal Co. Ltd.	665,543	23,795
^	Kawasaki Kisen Kaisha Ltd.	9,722,949	23,642
	Asahi Intecc Co. Ltd.	579,415	23,580
	Sotetsu Holdings Inc.	4,601,185	23,261
	Mitsubishi Logistics Corp.	1,633,493	23,236
	Matsumotokiyoshi Holdings Co. Ltd.	466,893	23,212
*,^ PeptiDream Inc.		465,370	23,154
	Tsumura & Co.	791,916	23,077
	Dowa Holdings Co. Ltd.	2,708,994	22,992
	Hokuriku Electric Power Co.	2,263,877	22,809
	Sanwa Holdings Corp.	2,425,660	22,579
	Showa Shell Sekiyu KK	2,285,396	22,403
^	Ito En Ltd.	673,220	22,372
	Oracle Corp. Japan	398,859	22,348
^	Seven Bank Ltd.	7,787,187	22,310
	Nihon M&A Center Inc.	754,314	22,000
	Yokohama Rubber Co. Ltd.	1,237,597	21,766
	Coca-Cola West Co. Ltd.	749,852	21,766

TIS Inc.	957,694	21,700
Citizen Watch Co. Ltd.	3,488,922	21,666
Sumitomo Forestry Co. Ltd.	1,569,052	21,584
Iyo Bank Ltd.	3,200,308	21,475
Kaken Pharmaceutical Co. Ltd.	418,724	21,287
Toyoda Gosei Co. Ltd.	882,821	21,266
NTN Corp.	5,027,626	21,234
Pola Orbis Holdings Inc.	222,736	21,161
Morinaga & Co. Ltd.	480,500	20,792
Fujikura Ltd.	3,269,045	20,699
Zenkoku Hosho Co. Ltd.	596,217	20,636
Glory Ltd.	658,770	20,581
Seino Holdings Co. Ltd.	1,774,702	20,524
Sankyo Co. Ltd.	613,743	20,492
Nippon Paper Industries Co. Ltd.	1,113,829	20,392
Aeon Mall Co. Ltd.	1,406,377	20,383
Nihon Kohden Corp.	888,289	20,383
Ulvac Inc.	573,300	20,308
Zeon Corp.	1,759,539	20,191
Takara Holdings Inc.	2,111,825	20,181
Sugi Holdings Co. Ltd.	431,138	20,065
Nishi-Nippon Railroad Co. Ltd.	4,532,279	20,055
Sawai Pharmaceutical Co. Ltd.	381,665	20,047
Kinden Corp.	1,575,897	20,016
Rohto Pharmaceutical Co. Ltd.	1,149,917	19,995
NHK Spring Co. Ltd.	1,981,007	19,962
Aoyama Trading Co. Ltd.	565,191	19,921
* Acom Co. Ltd.	4,620,430	19,873
Taiyo Nippon Sanso Corp.	1,677,119	19,807
77 Bank Ltd.	4,252,507	19,729
Izumi Co. Ltd.	465,225	19,727
* Nishi-Nippon Financial Holdings Inc.	1,870,708	19,617
Sapporo Holdings Ltd.	751,410	19,543
Daiichikosho Co. Ltd.	487,404	19,368
GS Yuasa Corp.	4,648,179	19,245
House Foods Group Inc.	888,516	19,067
Coca-Cola East Japan Co. Ltd.	873,641	19,025
Cosmos Pharmaceutical Corp.	102,974	19,016
Topcon Corp.	1,237,912	18,975
SCSK Corp.	504,093	18,923
Daido Steel Co. Ltd.	4,123,457	18,725
Sankyu Inc.	2,964,000	18,689
Nagase & Co. Ltd.	1,363,300	18,683
Zensho Holdings Co. Ltd.	1,084,112	18,612
Tokyo Century Corp.	546,087	18,549
Miura Co. Ltd.	1,169,182	18,538
OKUMA Corp.	1,760,612	18,290
Sumitomo Osaka Cement Co. Ltd.	4,512,450	18,170
Mitsui Mining & Smelting Co. Ltd.	6,465,795	18,080
^ MonotaRO Co. Ltd.	688,599	18,073
^ Japan Post Insurance Co. Ltd.	783,657	17,887
* Tokuyama Corp.	3,995,000	17,880
Wacoal Holdings Corp.	1,472,323	17,842
NOF Corp.	1,703,000	17,840
^ OSG Corp.	858,666	17,765
^ Shikoku Electric Power Co. Inc.	1,841,512	17,720
Ushio Inc.	1,395,085	17,708

Ibiden Co. Ltd.	1,229,735	17,490
Ain Holdings Inc.	236,746	17,354
* Itoham Yonekyu Holdings Inc.	1,958,619	17,347
Relo Group Inc.	117,922	17,334
ADEKA Corp.	1,186,900	17,286
Toyobo Co. Ltd.	10,653,385	17,271
ABC-Mart Inc.	294,400	17,140
K's Holdings Corp.	949,587	17,136
Daishi Bank Ltd.	3,878,357	17,120
Shiga Bank Ltd.	3,040,656	17,063
H2O Retailing Corp.	1,026,926	16,996
Bic Camera Inc.	1,813,005	16,934
Tokyo Ohka Kogyo Co. Ltd.	464,000	16,578
Tadano Ltd.	1,345,348	16,498
Leopalace21 Corp.	2,875,362	16,471
Penta-Ocean Construction Co. Ltd.	3,352,900	16,371
Toagosei Co. Ltd.	1,526,300	16,339
DMG Mori Co. Ltd.	1,195,178	16,332
Aica Kogyo Co. Ltd.	626,000	16,327
Tsubakimoto Chain Co.	2,038,000	16,326
Japan Airlines Co. Ltd.	510,405	16,253
Welcia Holdings Co. Ltd.	294,984	16,235
Morinaga Milk Industry Co. Ltd.	2,339,000	16,136
Toyota Boshoku Corp.	726,407	16,106
Taiyo Yuden Co. Ltd.	1,309,116	15,966
Shochiku Co. Ltd.	1,332,834	15,878
Kyowa Exeo Corp.	1,071,000	15,849
Nipro Corp.	1,412,489	15,835
Amano Corp.	825,000	15,795
TS Tech Co. Ltd.	612,484	15,631
Nippon Light Metal Holdings Co. Ltd.	6,318,900	15,435
San-In Godo Bank Ltd.	1,839,899	15,359
Nikkon Holdings Co. Ltd.	740,700	15,333
Nippon Suisan Kaisha Ltd.	3,111,200	15,319
Hokkaido Electric Power Co. Inc.	2,107,499	15,271
Skylark Co. Ltd.	1,127,378	15,260
Rengo Co. Ltd.	2,495,298	15,239
Nishimatsu Construction Co. Ltd.	3,039,000	15,197
Toda Corp.	2,758,145	15,144
Nisshin Steel Co. Ltd.	1,112,115	15,069
Ogaki Kyoritsu Bank Ltd.	3,904,000	15,067
Heiwa Corp.	623,025	15,021
Hanwa Co. Ltd.	2,198,000	14,992
Tokai Tokyo Financial Holdings Inc.	2,687,037	14,923
Yamato Kogyo Co. Ltd.	498,914	14,918
Itochu Techno-Solutions Corp.	553,055	14,877
Tokyo Seimitsu Co. Ltd.	452,900	14,824
Nihon Parkerizing Co. Ltd.	1,209,700	14,816
Senshu Ikeda Holdings Inc.	3,217,162	14,780
Hazama Ando Corp.	2,116,700	14,770
Juroku Bank Ltd.	4,219,129	14,626
Awa Bank Ltd.	2,324,181	14,490
Resorttrust Inc.	783,986	14,444
Toyo Tire & Rubber Co. Ltd.	1,181,113	14,328
Pilot Corp.	352,875	14,318
Nisshinbo Holdings Inc.	1,502,663	14,315
Oki Electric Industry Co. Ltd.	993,300	14,290

	Mitsui Engineering & Shipbuilding Co. Ltd.	8,753,876	14,161
	Mitsubishi Pencil Co. Ltd.	263,500	14,122
	Shimachu Co. Ltd.	573,331	14,025
	Nippon Gas Co. Ltd.	486,600	13,970
^	Sanrio Co. Ltd.	711,953	13,962
	Okumura Corp.	2,293,000	13,893
	Japan Steel Works Ltd.	736,028	13,820
*,^ LINE Corp.		431,199	13,810
	TechnoPro Holdings Inc.	398,700	13,774
	Cosmo Energy Holdings Co. Ltd.	786,360	13,608
	Autobacs Seven Co. Ltd.	876,351	13,563
	Iwatani Corp.	2,434,000	13,560
	Nichias Corp.	1,321,000	13,548
	North Pacific Bank Ltd.	3,369,615	13,534
	Sangetsu Corp.	763,800	13,520
	Lintec Corp.	596,554	13,351
	Ship Healthcare Holdings Inc.	499,700	13,290
	Hitachi Capital Corp.	512,205	13,149
	Keiyo Bank Ltd.	2,850,549	13,118
	Toho Holdings Co. Ltd.	607,900	13,115
	Hitachi Kokusai Electric Inc.	583,700	13,109
	FP Corp.	274,621	13,107
	Fujitsu General Ltd.	658,670	12,957
	Maeda Corp.	1,477,000	12,876
	Hokkoku Bank Ltd.	3,330,601	12,699
	Megmilk Snow Brand Co. Ltd.	483,555	12,692
	Kiyo Bank Ltd.	788,900	12,566
	Kokuyo Co. Ltd.	1,009,000	12,460
*	Orient Corp.	6,808,315	12,450
	Arcs Co. Ltd.	536,000	12,077
	Valor Holdings Co. Ltd.	464,200	12,062
	Okasan Securities Group Inc.	1,845,321	12,050
	Maeda Road Construction Co. Ltd.	697,084	12,050
	Nanto Bank Ltd.	299,080	12,044
	Chiyoda Corp.	1,787,985	12,035
	Jafco Co. Ltd.	356,167	12,013
	Topre Corp.	470,300	11,981
	KYORIN Holdings Inc.	545,761	11,974
	Capcom Co. Ltd.	564,093	11,973
	Nippo Corp.	631,188	11,933
	Kumagai Gumi Co. Ltd.	4,152,000	11,906
	Duskin Co. Ltd.	545,000	11,889
	Maruha Nichiro Corp.	428,800	11,860
	Fuji Machine Manufacturing Co. Ltd.	943,100	11,850
	Tokai Rika Co. Ltd.	589,129	11,725
	SHO-BOND Holdings Co. Ltd.	273,900	11,632
	Mochida Pharmaceutical Co. Ltd.	161,270	11,585
	Shima Seiki Manufacturing Ltd.	335,800	11,584
	Kandenko Co. Ltd.	1,242,461	11,543
	Toyo Ink SC Holdings Co. Ltd.	2,357,000	11,505
	Kyudenko Corp.	422,539	11,466
	Anritsu Corp.	1,653,013	11,410
	NTT Urban Development Corp.	1,294,532	11,387
	Meitec Corp.	303,200	11,385
^	Japan Display Inc.	4,169,403	11,320
	Fuyo General Lease Co. Ltd.	226,600	11,270
	Nippon Seiki Co. Ltd.	523,000	11,266

	Musashino Bank Ltd.	380,920	11,260
	Central Glass Co. Ltd.	2,347,000	11,246
	Sumitomo Bakelite Co. Ltd.	1,899,000	11,230
	Kenedix Inc.	3,000,600	11,217
	KYB Corp.	2,302,228	11,209
^	Colowide Co. Ltd.	667,100	11,184
	Ariake Japan Co. Ltd.	210,315	11,148
	Fuji Oil	556,400	11,137
	Hitachi Zosen Corp.	2,113,400	11,103
^	Nissha Printing Co. Ltd.	404,132	11,098
	Yoshinoya Holdings Co. Ltd.	766,500	11,044
	Sakata Seed Corp.	382,600	10,973
	Ryosan Co. Ltd.	350,400	10,882
	Fuji Seal International Inc.	510,200	10,833
	Takasago Thermal Engineering Co. Ltd.	789,300	10,786
	Mandom Corp.	228,300	10,776
	Onward Holdings Co. Ltd.	1,452,951	10,727
	GMO Internet Inc.	738,600	10,722
	Fujitec Co. Ltd.	910,400	10,699
	Trusco Nakayama Corp.	467,700	10,623
	Nachi-Fujikoshi Corp.	2,159,000	10,580
^	J Trust Co. Ltd.	979,600	10,565
^	HIS Co. Ltd.	395,241	10,548
	Tokyo TY Financial Group Inc.	302,924	10,537
	Hitachi Transport System Ltd.	515,866	10,528
^	Fukuyama Transporting Co. Ltd.	1,909,988	10,523
	Tokyo Steel Manufacturing Co. Ltd.	1,164,200	10,492
	Inaba Denki Sangyo Co. Ltd.	295,900	10,491
	Canon Marketing Japan Inc.	548,402	10,467
	Nihon Unisys Ltd.	805,800	10,412
	Tokyo Dome Corp.	1,096,500	10,401
	Matsui Securities Co. Ltd.	1,206,488	10,331
	Yaoko Co. Ltd.	253,500	10,300
	Hyakujushi Bank Ltd.	3,097,339	10,296
*,^ Aiful Corp.		3,404,952	10,270
	DCM Holdings Co. Ltd.	1,133,000	10,167
	Tomy Co. Ltd.	941,700	10,015
	Totetsu Kogyo Co. Ltd.	339,600	10,005
	Hokuetsu Kishu Paper Co. Ltd.	1,628,300	9,880
	Koei Tecmo Holdings Co. Ltd.	578,203	9,815
	San-A Co. Ltd.	211,300	9,799
^	GMO Payment Gateway Inc.	196,797	9,788
	PALTAC Corp.	378,600	9,787
	Asatsu-DK Inc.	369,000	9,767
	Toho Bank Ltd.	2,588,000	9,724
	Kuroda Electric Co. Ltd.	469,000	9,674
	Hyakugo Bank Ltd.	2,353,229	9,666
	Sumitomo Mitsui Construction Co. Ltd.	9,020,800	9,578
	Exedy Corp.	352,867	9,555
	Kissei Pharmaceutical Co. Ltd.	387,183	9,499
^	GungHo Online Entertainment Inc.	4,373,343	9,496
	Paramount Bed Holdings Co. Ltd.	235,900	9,494
^	Daio Paper Corp.	844,600	9,479
	Makino Milling Machine Co. Ltd.	1,079,000	9,442
	Yodogawa Steel Works Ltd.	329,400	9,396
	TPR Co. Ltd.	329,300	9,388
	Okamura Corp.	938,800	9,305

Takara Standard Co. Ltd.	553,200	9,304
Keihin Corp.	522,700	9,250
Daiseki Co. Ltd.	462,600	9,242
Kyoritsu Maintenance Co. Ltd.	141,380	9,221
TOMONY Holdings Inc.	1,725,000	9,180
cocokara fine Inc.	219,700	9,133
Unipres Corp.	432,600	9,127
United Arrows Ltd.	322,700	9,115
Okinawa Electric Power Co. Inc.	390,375	9,036
Kanematsu Corp.	5,085,000	8,957
Bank of Okinawa Ltd.	246,880	8,875
Daikyonishikawa Corp.	679,100	8,858
* Nippon Sheet Glass Co. Ltd.	1,073,441	8,828
Shinmaywa Industries Ltd.	944,000	8,828
Nichiha Corp.	343,000	8,798
^ EDION Corp.	915,700	8,790
^ Jin Co. Ltd.	172,300	8,779
Adastria Co. Ltd.	325,097	8,724
UACJ Corp.	2,768,006	8,702
CKD Corp.	645,600	8,624
Takeuchi Manufacturing Co. Ltd.	404,100	8,577
Yamanashi Chuo Bank Ltd.	1,823,000	8,573
Tokai Carbon Co. Ltd.	2,365,000	8,502
Joyful Honda Co. Ltd.	306,732	8,483
Taikisha Ltd.	341,500	8,444
Kanamoto Co. Ltd.	321,900	8,377
^ TOKAI Holdings Corp.	1,173,200	8,366
MOS Food Services Inc.	283,700	8,366
Nippon Flour Mills Co. Ltd.	589,000	8,347
Nomura Co. Ltd.	478,200	8,315
Japan Petroleum Exploration Co. Ltd.	367,669	8,259
Heiwado Co. Ltd.	357,500	8,238
Hogy Medical Co. Ltd.	134,200	8,194
Saibu Gas Co. Ltd.	3,620,000	8,172
Kadokawa Dwango Corp.	528,548	8,168
Nippon Soda Co. Ltd.	1,676,000	8,151
Okamoto Industries Inc.	862,000	8,128
Kureha Corp.	190,700	8,088
^ V Technology Co. Ltd.	51,300	8,073
ASKUL Corp.	248,231	8,068
Nissan Shatai Co. Ltd.	847,114	8,026
Meidensha Corp.	2,356,000	8,025
TSI Holdings Co. Ltd.	1,121,000	8,018
Transcosmos Inc.	305,300	8,011
Komeri Co. Ltd.	339,831	8,002
ZERIA Pharmaceutical Co. Ltd.	506,400	7,988
^ Ai Holdings Corp.	410,400	7,896
Komori Corp.	574,900	7,895
Nitto Boseki Co. Ltd.	1,964,000	7,878
^ Ichigo Inc.	2,421,184	7,855
Hitachi Maxell Ltd.	386,300	7,797
* Kusuri no Aoki Holdings Co. Ltd.	181,388	7,751
Takara Bio Inc.	543,200	7,734
* Toshiba TEC Corp.	1,410,748	7,726
Tokyu Construction Co. Ltd.	980,390	7,712
Daihen Corp.	1,198,000	7,695
Senko Co. Ltd.	1,200,400	7,691

^	PanaHome Corp.	907,176	7,690
	Nissin Kogyo Co. Ltd.	465,400	7,689
	Siix Corp.	210,300	7,664
	Kameda Seika Co. Ltd.	163,151	7,660
	Takuma Co. Ltd.	884,300	7,658
	Showa Sangyo Co. Ltd.	1,445,000	7,655
	Yamagata Bank Ltd.	1,788,000	7,651
	NS Solutions Corp.	385,375	7,628
	Bank of Iwate Ltd.	190,300	7,615
	Sumitomo Warehouse Co. Ltd.	1,411,000	7,588
^	Ci:z Holdings Co. Ltd.	261,800	7,560
	Fuji Kyuko Co. Ltd.	794,000	7,525
	Taiyo Holdings Co. Ltd.	185,700	7,501
*,^ euglena Co. Ltd.		715,100	7,468
	IBJ Leasing Co. Ltd.	339,100	7,425
	Furukawa Co. Ltd.	3,797,000	7,417
	Asahi Holdings Inc.	371,700	7,374
	Aomori Bank Ltd.	2,237,000	7,371
	Nippon Signal Company Ltd.	773,600	7,336
^	Bank of Nagoya Ltd.	203,000	7,331
	FCC Co. Ltd.	403,000	7,300
	Sanyo Special Steel Co. Ltd.	1,369,000	7,251
	Noritz Corp.	420,900	7,219
	Ryobi Ltd.	1,578,000	7,211
	Tokyo Broadcasting System Holdings Inc.	417,839	7,196
	Mitsuba Corp.	412,600	7,185
	Nippon Steel & Sumikin Bussan Corp.	174,048	7,163
	Toei Co. Ltd.	798,000	7,098
	Prima Meat Packers Ltd.	1,810,000	7,071
	NET One Systems Co. Ltd.	1,035,200	7,067
	Gunze Ltd.	2,054,000	7,061
	Nichi-iko Pharmaceutical Co. Ltd.	483,600	7,060
	Futaba Corp.	403,800	7,051
	Daikyo Inc.	3,432,481	7,049
	Nishimatsuya Chain Co. Ltd.	561,300	7,018
	Nikkiso Co. Ltd.	751,800	6,987
	Saizeriya Co. Ltd.	300,100	6,941
	Musashi Seimitsu Industry Co. Ltd.	251,500	6,923
	NSD Co. Ltd.	444,520	6,922
	Nippon Densetsu Kogyo Co. Ltd.	418,600	6,896
*	Pioneer Corp.	3,138,100	6,888
	Nichicon Corp.	732,100	6,885
	Alpine Electronics Inc.	471,200	6,881
	As One Corp.	148,300	6,820
	Seiren Co. Ltd.	551,600	6,819
	Aichi Bank Ltd.	117,600	6,800
	Aeon Delight Co. Ltd.	235,200	6,757
	Chiyoda Co. Ltd.	284,800	6,734
	Gurunavi Inc.	303,200	6,699
	Aida Engineering Ltd.	678,700	6,684
	Kitz Corp.	1,097,200	6,683
	Earth Chemical Co. Ltd.	155,900	6,672
	Nisshin Oillio Group Ltd.	1,410,000	6,661
	Fukui Bank Ltd.	2,570,000	6,659
	Toho Zinc Co. Ltd.	1,526,000	6,647
	Jaccs Co. Ltd.	1,460,000	6,611
^	Zojirushi Corp.	505,900	6,609

Sakata INX Corp.	504,100	6,605
Oita Bank Ltd.	1,762,000	6,602
^ Japan Aviation Electronics Industry Ltd.	538,745	6,592
Morita Holdings Corp.	464,200	6,576
Seikagaku Corp.	445,400	6,571
SKY Perfect JSAT Holdings Inc.	1,458,261	6,562
^ Mirait Holdings Corp.	717,000	6,532
Yamazen Corp.	762,000	6,520
Nagaileben Co. Ltd.	287,800	6,517
Life Corp.	224,500	6,492
Nissin Electric Co. Ltd.	540,800	6,480
Ichibanya Co. Ltd.	197,200	6,479
Toshiba Plant Systems & Services Corp.	429,900	6,476
Noevir Holdings Co. Ltd.	185,000	6,458
Axial Retailing Inc.	163,771	6,436
Chudenko Corp.	302,400	6,427
SMS Co. Ltd.	266,700	6,400
^ Atom Corp.	995,747	6,360
Dexerials Corp.	576,100	6,329
Eizo Corp.	224,500	6,323
^ Infomart Corp.	1,121,600	6,298
Fuso Chemical Co. Ltd.	283,700	6,277
^ Financial Products Group Co. Ltd.	700,100	6,266
Token Corp.	88,550	6,257
Doutor Nichires Holdings Co. Ltd.	326,900	6,232
Unizo Holdings Co. Ltd.	218,900	6,226
Obara Group Inc.	131,900	6,205
Starts Corp. Inc.	355,985	6,193
Nitta Corp.	227,500	6,181
Fancl Corp.	447,000	6,171
Descente Ltd.	542,400	6,163
TOC Co. Ltd.	779,000	6,157
Sanken Electric Co. Ltd.	1,309,000	6,145
Max Co. Ltd.	449,000	6,131
Akita Bank Ltd.	1,941,000	6,109
kabu.com Securities Co. Ltd.	1,787,500	6,098
Star Micronics Co. Ltd.	402,200	6,094
Heiwa Real Estate Co. Ltd.	438,300	6,091
Monex Group Inc.	2,301,400	6,076
Hokuetsu Bank Ltd.	256,000	6,051
Plenus Co. Ltd.	277,800	6,036
BML Inc.	249,400	6,019
Seiko Holdings Corp.	1,659,000	6,008
Daibiru Corp.	660,000	5,987
Kintetsu World Express Inc.	431,600	5,944
Fuji Soft Inc.	241,200	5,933
Shikoku Bank Ltd.	2,371,000	5,930
Raito Kogyo Co. Ltd.	561,800	5,895
Shinko Electric Industries Co. Ltd.	777,989	5,889
Pacific Industrial Co. Ltd.	475,600	5,880
Aichi Steel Corp.	134,300	5,878
* KOMEDA Holdings Co. Ltd.	355,300	5,877
Kato Sangyo Co. Ltd.	244,200	5,865
Gree Inc.	1,086,270	5,859
Topy Industries Ltd.	209,500	5,855
Piolax Inc.	89,600	5,778
Mani Inc.	239,000	5,771

	Japan Wool Textile Co. Ltd.	735,700	5,761
	Kohnan Shoji Co. Ltd.	307,300	5,731
	Sato Holdings Corp.	266,900	5,730
	Miyazaki Bank Ltd.	1,723,000	5,715
	Takasago International Corp.	212,900	5,698
	Marusan Securities Co. Ltd.	674,300	5,694
	Avex Group Holdings Inc.	378,700	5,692
	Mizuno Corp.	1,098,000	5,677
	United Super Markets Holdings Inc.	646,760	5,654
	Marudai Food Co. Ltd.	1,298,000	5,636
	Sanyo Chemical Industries Ltd.	128,800	5,625
	Inabata & Co. Ltd.	492,600	5,621
	Oiles Corp.	314,180	5,608
	Create SD Holdings Co. Ltd.	253,800	5,598
	Sanki Engineering Co. Ltd.	656,300	5,594
	Tochigi Bank Ltd.	1,100,000	5,592
^	Kotobuki Spirits Co. Ltd.	229,800	5,564
	Japan Securities Finance Co. Ltd.	1,037,100	5,563
	AOKI Holdings Inc.	440,800	5,550
	DyDo Group Holdings Inc.	105,100	5,547
*,^ Pacific Metals Co. Ltd.		1,755,000	5,545
	YAMABIKO Corp.	393,700	5,518
	Hosiden Corp.	712,600	5,507
	Round One Corp.	758,500	5,457
	Takara Leben Co. Ltd.	966,300	5,410
	Tachi-S Co. Ltd.	327,800	5,405
	Internet Initiative Japan Inc.	335,300	5,392
	Toppan Forms Co. Ltd.	519,536	5,389
	Royal Holdings Co. Ltd.	317,500	5,387
	Bank of the Ryukyus Ltd.	398,700	5,330
	DTS Corp.	235,300	5,325
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	885,000	5,315
	Ringer Hut Co. Ltd.	253,900	5,301
	Kanto Denka Kogyo Co. Ltd.	557,000	5,297
	Fujicco Co. Ltd.	238,700	5,294
	Sanyo Electric Railway Co. Ltd.	976,093	5,285
	Kisoji Co. Ltd.	252,500	5,262
	Doshisha Co. Ltd.	274,200	5,257
	Toridoll Holdings Corp.	240,200	5,251
	Daiwabo Holdings Co. Ltd.	2,124,000	5,246
	Macnica Fuji Electronics Holdings Inc.	371,737	5,237
	Nishio Rent All Co. Ltd.	183,600	5,235
	Riso Kagaku Corp.	292,300	5,213
	Kyoei Steel Ltd.	258,400	5,211
	TV Asahi Holdings Corp.	259,929	5,204
	Eighteenth Bank Ltd.	1,663,000	5,140
	Bunka Shutter Co. Ltd.	636,900	5,140
	Fujimi Inc.	233,900	5,135
^	Megachips Corp.	210,900	5,132
	Kurabo Industries Ltd.	2,458,000	5,114
	Toshiba Machine Co. Ltd.	1,173,000	5,108
	St. Marc Holdings Co. Ltd.	168,300	5,071
	TKC Corp.	166,900	5,039
	Chugoku Marine Paints Ltd.	692,500	5,037
	Sekisui Jushi Corp.	314,700	5,016
	Milbon Co. Ltd.	114,614	5,014
	NEC Networks & System Integration Corp.	273,100	4,975

^ Wacom Co. Ltd.	1,639,400	4,975
Ricoh Leasing Co. Ltd.	163,800	4,974
Sintokogio Ltd.	546,300	4,966
Osaki Electric Co. Ltd.	470,000	4,962
Relia Inc.	475,800	4,956
Chofu Seisakusho Co. Ltd.	217,300	4,955
^ Yonex Co. Ltd.	103,500	4,952
Yuasa Trading Co. Ltd.	182,900	4,944
Dip Corp.	240,900	4,924
Mitsubishi Shokuhin Co. Ltd.	164,694	4,910
Open House Co. Ltd.	208,200	4,873
Zenrin Co. Ltd.	250,300	4,859
VT Holdings Co. Ltd.	995,900	4,843
Kyokuto Kaihatsu Kogyo Co. Ltd.	335,800	4,831
Shibuya Corp.	239,100	4,818
Konoike Transport Co. Ltd.	365,100	4,816
Benefit One Inc.	189,000	4,806
Eiken Chemical Co. Ltd.	186,100	4,806
Kura Corp.	115,000	4,796
EPS Holdings Inc.	377,700	4,786
Yokogawa Bridge Holdings Corp.	375,300	4,777
Asahi Diamond Industrial Co. Ltd.	637,600	4,773
Iino Kaiun Kaisha Ltd.	1,167,400	4,767
San-Ai Oil Co. Ltd.	620,500	4,765
Clarion Co. Ltd.	1,251,000	4,713
Goldwin Inc.	102,100	4,712
CMIC Holdings Co. Ltd.	355,900	4,711
^ W-Scope Corp.	289,900	4,693
Foster Electric Co. Ltd.	299,600	4,689
Ohsho Food Service Corp.	120,500	4,677
Press Kogyo Co. Ltd.	1,026,700	4,660
Fujimori Kogyo Co. Ltd.	177,000	4,654
Shikoku Chemicals Corp.	472,000	4,649
Yondoshi Holdings Inc.	210,400	4,630
^ COLOPL Inc.	534,869	4,626
Jeol Ltd.	921,000	4,621
Hiday Hidaka Corp.	193,276	4,600
^ Create Restaurants Holdings Inc.	524,430	4,586
Wakita & Co. Ltd.	494,200	4,573
Sumitomo Real Estate Sales Co. Ltd.	200,494	4,562
Yokohama Reito Co. Ltd.	499,200	4,559
^ COOKPAD Inc.	510,341	4,556
^ Next Co. Ltd.	672,800	4,547
Justsystems Corp.	413,900	4,543
Sankyo Tateyama Inc.	303,000	4,532
Daiho Corp.	977,000	4,514
* Unitika Ltd.	6,269,000	4,488
Osaka Soda Co. Ltd.	1,018,000	4,475
Sanden Holdings Corp.	1,411,000	4,460
Itochu Enex Co. Ltd.	548,400	4,445
Tokai Corp.	126,200	4,436
^ S Foods Inc.	163,300	4,432
Minato Bank Ltd.	237,300	4,430
G-Tekt Corp.	235,400	4,421
^ Ehime Bank Ltd.	365,100	4,395
^ Tekken Corp.	1,505,000	4,395
Hitachi Koki Co. Ltd.	569,400	4,373

Sodick Co. Ltd.	499,800	4,365
Sumitomo Riko Co. Ltd.	421,700	4,355
Toyo Engineering Corp.	1,630,000	4,346
Mitsuboshi Belting Ltd.	498,000	4,334
^ Roland DG Corp.	144,100	4,332
Nippon Chemi-Con Corp.	1,872,000	4,317
Fuji Co. Ltd.	207,400	4,316
^ Outsourcing Inc.	128,300	4,313
Bando Chemical Industries Ltd.	481,900	4,312
JVC Kenwood Corp.	1,579,900	4,274
* Nissei Build Kogyo Co. Ltd.	839,000	4,261
Geo Holdings Corp.	364,800	4,214
Namura Shipbuilding Co. Ltd.	631,708	4,205
Tokyotokeiba Co. Ltd.	1,801,000	4,184
T-Gaia Corp.	254,900	4,172
T Hasegawa Co. Ltd.	244,600	4,167
Fujibo Holdings Inc.	139,800	4,162
Shizuoka Gas Co. Ltd.	640,800	4,159
^ Modec Inc.	247,500	4,136
Hibiya Engineering Ltd.	274,800	4,135
Sinfonia Technology Co. Ltd.	1,613,000	4,122
^ Tsubaki Nakashima Co. Ltd.	256,700	4,106
^ Nippon Ceramic Co. Ltd.	222,100	4,097
Tsukishima Kikai Co. Ltd.	380,100	4,081
Fukushima Industries Corp.	128,800	4,078
Matsuya Co. Ltd.	472,100	4,078
Tv Tokyo Holdings Corp.	198,800	4,073
Hokuto Corp.	224,600	4,064
Tocalo Co. Ltd.	178,700	4,060
Sumitomo Seika Chemicals Co. Ltd.	97,400	4,054
Pressance Corp.	335,200	4,042
Showa Corp.	582,800	4,010
Futaba Industrial Co. Ltd.	674,500	4,010
^ IDOM Inc.	611,800	4,005
Okabe Co. Ltd.	472,500	3,995
Menicon Co. Ltd.	134,100	3,993
Bank of Saga Ltd.	1,559,000	3,989
Nitto Kogyo Corp.	289,400	3,950
Eagle Industry Co. Ltd.	293,900	3,945
Takamatsu Construction Group Co. Ltd.	173,700	3,925
Joshin Denki Co. Ltd.	422,000	3,924
Tsugami Corp.	641,000	3,911
OBIC Business Consultants Co. Ltd.	82,758	3,907
Wowow Inc.	123,300	3,906
JCR Pharmaceuticals Co. Ltd.	166,000	3,892
Towa Bank Ltd.	3,832,000	3,892
Tosho Co. Ltd.	83,400	3,881
Kaga Electronics Co. Ltd.	223,200	3,878
Xebio Holdings Co. Ltd.	259,500	3,877
Kyokuto Securities Co. Ltd.	267,300	3,870
^ Optex Group Co. Ltd.	165,800	3,868
Noritake Co. Ltd.	150,700	3,867
Belluna Co. Ltd.	563,700	3,864
Mitsui Sugar Co. Ltd.	173,200	3,852
Nippon Denko Co. Ltd.	1,336,300	3,846
Prestige International Inc.	524,300	3,830
Kansai Urban Banking Corp.	291,800	3,823

	Juki Corp.	353,600	3,804
	Towa Pharmaceutical Co. Ltd.	97,200	3,798
	Key Coffee Inc.	202,700	3,795
^	Kenko Mayonnaise Co. Ltd.	141,600	3,777
	Katakura Industries Co. Ltd.	321,500	3,760
	Nippon Thompson Co. Ltd.	804,000	3,748
	Ichiyoshi Securities Co. Ltd.	481,800	3,741
	ASKA Pharmaceutical Co. Ltd.	248,700	3,736
	UKC Holdings Corp.	192,300	3,735
	Daido Metal Co. Ltd.	400,600	3,731
	Sanyo Denki Co. Ltd.	477,000	3,729
	Teikoku Sen-I Co. Ltd.	275,700	3,717
	Nittetsu Mining Co. Ltd.	73,600	3,713
	Yellow Hat Ltd.	162,100	3,713
	Nohmi Bosai Ltd.	245,800	3,692
	Elecom Co. Ltd.	216,500	3,677
	Tamura Corp.	956,000	3,654
	Koa Corp.	309,400	3,628
	Belc Co. Ltd.	98,300	3,622
^	Micronics Japan Co. Ltd.	367,900	3,622
	FIDEA Holdings Co. Ltd.	1,973,500	3,611
	Jimoto Holdings Inc.	2,128,200	3,598
	Japan Pulp & Paper Co. Ltd.	1,108,000	3,598
	Iseki & Co. Ltd.	1,811,632	3,592
	Cawachi Ltd.	139,100	3,579
	Arcland Sakamoto Co. Ltd.	292,300	3,579
*,^ OSAKA Titanium Technologies Co. Ltd.		222,400	3,565
	Kato Works Co. Ltd.	133,400	3,561
	Funai Soken Holdings Inc.	229,400	3,557
	Tsukui Corp.	525,600	3,556
	Mitsui-Soko Holdings Co. Ltd.	1,190,000	3,555
	Riken Corp.	93,300	3,543
	Inageya Co. Ltd.	260,777	3,541
	J-Oil Mills Inc.	102,100	3,539
	Tokushu Tokai Paper Co. Ltd.	99,400	3,531
*	Ishihara Sangyo Kaisha Ltd.	431,600	3,522
	Sogo Medical Co. Ltd.	96,000	3,516
	Enplas Corp.	118,500	3,503
	Nippon Koei Co. Ltd.	155,400	3,502
^	Alpen Co. Ltd.	195,300	3,485
^	Starzen Co. Ltd.	82,600	3,481
	Anest Iwata Corp.	355,100	3,460
	Hamakyorex Co. Ltd.	180,200	3,458
	Ihara Chemical Industry Co. Ltd.	372,800	3,454
	Ryoyo Electro Corp.	272,600	3,453
	Taihei Dengyo Kaisha Ltd.	360,000	3,448
	Daiichi Jitsugyo Co. Ltd.	572,000	3,446
	Pack Corp.	130,600	3,416
	Vital KSK Holdings Inc.	382,200	3,409
	Ines Corp.	333,200	3,400
	Kanematsu Electronics Ltd.	146,500	3,396
	Arakawa Chemical Industries Ltd.	204,700	3,394
	Denki Kogyo Co. Ltd.	657,000	3,377
	Fudo Tetra Corp.	1,836,800	3,369
	Trancom Co. Ltd.	69,900	3,367
	PAL GROUP Holdings Co. Ltd.	132,200	3,366
	Toyo Kanetsu KK	1,128,000	3,346

	Matsuya Foods Co. Ltd.	91,800	3,345
	Broadleaf Co. Ltd.	537,700	3,343
	Shinko Plantech Co. Ltd.	465,700	3,335
^	NichiiGakkan Co. Ltd.	460,700	3,326
*,^ CMK Corp.		558,900	3,317
	Tamron Co. Ltd.	181,700	3,293
	Sagami Chain Co. Ltd.	285,116	3,292
^	Anicom Holdings Inc.	161,300	3,289
	Goldcrest Co. Ltd.	184,920	3,286
	Riken Vitamin Co. Ltd.	83,300	3,284
	Itoki Corp.	509,800	3,280
	Systena Corp.	204,300	3,278
	Bell System24 Holdings Inc.	368,300	3,277
	Toa Corp. (Tokyo Shares 1885)	206,200	3,269
	Konishi Co. Ltd.	281,600	3,262
	Dai Nippon Toryo Co. Ltd.	1,539,000	3,257
^	Arata Corp.	133,900	3,256
	Rock Field Co. Ltd.	223,700	3,233
*	Japan Material Co. Ltd.	214,000	3,226
^	F@N Communications Inc.	495,600	3,224
	Oyo Corp.	250,800	3,202
	Shin-Etsu Polymer Co. Ltd.	433,000	3,183
	Shindengen Electric Manufacturing Co. Ltd.	860,000	3,169
	JSP Corp.	136,500	3,168
	Daisan Bank Ltd.	205,200	3,162
	Neturen Co. Ltd.	396,800	3,161
	Tsurumi Manufacturing Co. Ltd.	228,900	3,161
	Tanseisha Co. Ltd.	401,100	3,156
	Chiyoda Integre Co. Ltd.	146,900	3,155
	METAWATER Co. Ltd.	127,700	3,150
	Sakai Chemical Industry Co. Ltd.	891,000	3,146
	Warabeya Nichiyo Holdings Co. Ltd.	144,400	3,143
	Daiken Corp.	166,100	3,141
	Sanshin Electronics Co. Ltd.	290,900	3,139
	Canon Electronics Inc.	204,700	3,136
	Aisan Industry Co. Ltd.	372,300	3,126
*	Miroku Jyoho Service Co. Ltd.	208,800	3,124
^	Nippon Carbon Co. Ltd.	1,280,000	3,115
	Nagatanien Holdings Co. Ltd.	247,000	3,114
	Kyodo Printing Co. Ltd.	880,000	3,113
	Melco Holdings Inc.	107,700	3,096
	Okuwa Co. Ltd.	303,000	3,090
	Kasai Kogyo Co. Ltd.	267,300	3,087
	Fukuda Corp.	314,000	3,081
*	Kintetsu Department Store Co. Ltd.	977,000	3,079
	Maruwa Co. Ltd.	93,543	3,076
	Nissin Corp.	996,000	3,075
^	Mitani Sekisan Co. Ltd.	118,000	3,073
	Union Tool Co.	110,100	3,071
	Toyo Tanso Co. Ltd.	181,700	3,048
^	Toho Titanium Co. Ltd.	380,300	3,032
^	Giken Ltd.	164,900	3,025
	Torii Pharmaceutical Co. Ltd.	135,900	3,015
	Yushin Precision Equipment Co. Ltd.	110,700	3,013
	Toyo Construction Co. Ltd.	833,000	3,007
	Nichiden Corp.	104,800	3,002
	Idec Corp.	291,700	2,994

	Chiba Kogyo Bank Ltd.	575,800	2,974
	Meisei Industrial Co. Ltd.	555,300	2,968
	Kappa Create Co. Ltd.	252,000	2,957
	Yorozu Corp.	212,600	2,954
	Hosokawa Micron Corp.	419,000	2,937
^	Chuetsu Pulp & Paper Co. Ltd.	1,323,000	2,932
	Nippon Valqua Industries Ltd.	185,300	2,929
	Kurimoto Ltd.	140,000	2,920
	Yahagi Construction Co. Ltd.	310,000	2,916
	Studio Alice Co. Ltd.	152,400	2,916
	Rokko Butter Co. Ltd.	135,500	2,899
	Mitsubishi Steel Manufacturing Co. Ltd.	1,270,000	2,897
	Shimizu Bank Ltd.	91,200	2,896
	Tenma Corp.	159,000	2,892
	Daiwa Industries Ltd.	331,400	2,874
	Yurtec Corp.	391,000	2,851
^	Kumiai Chemical Industry Co. Ltd.	487,600	2,849
^	Cosel Co. Ltd.	243,400	2,844
	Maruzen Showa Unyu Co. Ltd.	715,000	2,837
^	Nihon Nohyaku Co. Ltd.	517,900	2,817
^	Ichikoh Industries Ltd.	744,000	2,808
	Nihon Chouzai Co. Ltd.	74,200	2,804
	Meiko Network Japan Co. Ltd.	252,600	2,800
^	Fujita Kanko Inc.	891,000	2,796
	Takaoka Toko Co. Ltd.	132,300	2,786
	Nippon Yakin Kogyo Co. Ltd.	1,656,900	2,784
	Digital Arts Inc.	104,700	2,779
	Achilles Corp.	187,500	2,778
	Maeda Kosen Co. Ltd.	241,400	2,771
	Riken Technos Corp.	552,500	2,771
^	Stella Chemifa Corp.	91,000	2,765
^	Marvelous Inc.	369,000	2,764
	Denyo Co. Ltd.	189,100	2,759
	Nippon Kanzai Co. Ltd.	174,200	2,704
^	Bronco Billy Co. Ltd.	109,200	2,684
	Kamei Corp.	236,100	2,679
	Ministop Co. Ltd.	147,600	2,651
	Mimasu Semiconductor Industry Co. Ltd.	164,400	2,651
^	Keiyo Co. Ltd.	521,200	2,650
	Fujiya Co. Ltd.	1,329,000	2,649
	Mie Bank Ltd.	128,000	2,645
	Toa Corp. (Tokyo Shares 6809)	289,400	2,636
	Daikokutenbussan Co. Ltd.	56,300	2,616
^	Michinoku Bank Ltd.	1,548,000	2,614
	Nippon Beet Sugar Manufacturing Co. Ltd.	128,300	2,613
	Nippon Road Co. Ltd.	641,000	2,611
	Misawa Homes Co. Ltd.	276,000	2,610
	Tsukuba Bank Ltd.	857,700	2,600
	Nitto Kohki Co. Ltd.	117,000	2,599
	Chukyo Bank Ltd.	127,000	2,593
*	Vector Inc.	245,500	2,582
^	Sakai Moving Service Co. Ltd.	96,600	2,575
	Nippon Parking Development Co. Ltd.	1,894,400	2,569
*,^ U-Shin Ltd.		330,300	2,568
^	Senshukai Co. Ltd.	392,200	2,558
^	OSJB Holdings Corp.	1,177,700	2,553
	GCA Corp.	349,600	2,551

	Taiho Kogyo Co. Ltd.	174,500	2,543
	Koatsu Gas Kogyo Co. Ltd.	390,000	2,534
	Torishima Pump Manufacturing Co. Ltd.	255,300	2,525
	Kyokuyo Co. Ltd.	104,700	2,524
	Tokyo Rope Manufacturing Co. Ltd.	148,700	2,515
	Komatsu Seiren Co. Ltd.	392,400	2,510
	Information Services International-Dentsu Ltd.	135,200	2,490
	Osaka Steel Co. Ltd.	133,000	2,480
	ESPEC Corp.	216,500	2,456
*,^ Akebono Brake Industry Co. Ltd.		913,200	2,449
	Icom Inc.	120,500	2,429
	Tonami Holdings Co. Ltd.	764,000	2,422
^	Istyle Inc.	352,600	2,413
^	Japan Cash Machine Co. Ltd.	179,700	2,404
^	Sac's Bar Holdings Inc.	221,100	2,402
	CONEXIO Corp.	183,100	2,402
	Qol Co. Ltd.	184,501	2,400
*	Mitsubishi Paper Mills Ltd.	341,500	2,375
	SMK Corp.	648,000	2,356
	Keihanshin Building Co. Ltd.	443,400	2,356
	Hokkan Holdings Ltd.	576,000	2,354
^	Jamco Corp.	105,300	2,349
	Daito Pharmaceutical Co. Ltd.	117,500	2,344
	Tosei Corp.	346,500	2,340
*	SWCC Showa Holdings Co. Ltd.	2,951,000	2,328
	Toyo Corp.	267,400	2,324
	Mitsubishi Nichiyu Forklift Co. Ltd.	319,100	2,291
	K&O Energy Group Inc.	145,200	2,289
	Kanagawa Chuo Kotsu Co. Ltd.	354,000	2,282
	Kita-Nippon Bank Ltd.	82,900	2,274
^	Yomiuri Land Co. Ltd.	548,000	2,262
	NS United Kaiun Kaisha Ltd.	1,215,000	2,261
	Happinet Corp.	197,400	2,249
	Mito Securities Co. Ltd.	818,700	2,233
	Sekisui Plastics Co. Ltd.	305,400	2,230
	Aiphone Co. Ltd.	131,000	2,217
	Shinko Shoji Co. Ltd.	208,200	2,215
^	Ateam Inc.	115,600	2,193
	Nissei ASB Machine Co. Ltd.	113,300	2,189
	Itochu-Shokuhin Co. Ltd.	56,700	2,178
	Tokyo Energy & Systems Inc.	244,000	2,175
	Sun Frontier Fudousan Co. Ltd.	244,600	2,175
	Amuse Inc.	136,000	2,168
*	Wellnet Corp.	185,200	2,166
	Kitagawa Iron Works Co. Ltd.	99,500	2,163
	Ryoden Corp.	328,000	2,159
^	CHIMNEY Co. Ltd.	86,780	2,158
	Mie Kotsu Group Holdings Inc.	619,000	2,149
^	Toho Co. Ltd. (Tokyo Shares 8142)	97,100	2,144
	Shinnihon Corp.	277,700	2,141
	Aichi Corp.	283,000	2,136
	Shinwa Co. Ltd.	129,900	2,075
	Japan Transcity Corp.	542,000	2,072
	Arcland Service Holdings Co. Ltd.	75,600	2,072
*,^ Takata Corp.		438,027	2,066
^	Kobe Bussan Co. Ltd.	63,700	2,060
	SRA Holdings	90,100	2,060

	Godo Steel Ltd.	121,400	2,056
	Uchida Yoko Co. Ltd.	95,000	2,051
	T RAD Co. Ltd.	799,000	2,048
	Weathernews Inc.	66,061	2,046
	Sanoh Industrial Co. Ltd.	280,900	2,038
^	MTI Ltd.	318,500	2,035
	Fuji Pharma Co. Ltd.	82,600	2,020
	Toyo Securities Co. Ltd.	856,000	2,019
	Okura Industrial Co. Ltd.	425,000	2,017
*	KNT-CT Holdings Co. Ltd.	1,556,000	2,010
	Tokyo Tekko Co. Ltd.	473,000	2,009
	Fuso Pharmaceutical Industries Ltd.	79,900	2,005
	Mitsubishi Research Institute Inc.	69,000	1,996
	France Bed Holdings Co. Ltd.	241,600	1,992
	Mitsui High-Tec Inc.	258,200	1,990
^	Sanyo Shokai Ltd.	1,323,000	1,969
	Hioki EE Corp.	102,000	1,964
^	PC Depot Corp.	352,800	1,956
	Furuno Electric Co. Ltd.	293,700	1,943
	Sinanen Holdings Co. Ltd.	99,400	1,938
	WATAMI Co. Ltd.	197,800	1,931
	Aeon Fantasy Co. Ltd.	70,100	1,930
	Chori Co. Ltd.	109,900	1,907
	Cleanup Corp.	239,900	1,903
	Shibusawa Warehouse Co. Ltd.	626,000	1,898
	Mars Engineering Corp.	98,600	1,891
	Krosaki Harima Corp.	536,000	1,889
	JAC Recruitment Co. Ltd.	156,000	1,887
	Toyo Kohan Co. Ltd.	519,600	1,887
	Kourakuen Holdings Corp.	131,204	1,886
	Hisaka Works Ltd.	226,800	1,885
	Tatsuta Electric Wire and Cable Co. Ltd.	460,500	1,884
	Halows Co. Ltd.	91,500	1,870
	Onoken Co. Ltd.	153,500	1,846
	Takiron Co. Ltd.	390,000	1,843
	Advan Co. Ltd.	189,300	1,843
	Nihon Yamamura Glass Co. Ltd.	1,009,000	1,838
*,^ KLab Inc.		331,400	1,835
^	Funai Electric Co. Ltd.	227,600	1,827
	Toenec Corp.	370,000	1,821
	ST Corp.	115,900	1,816
	Kanaden Corp.	200,300	1,814
	Yusen Logistics Co. Ltd.	182,100	1,809
	Kyosan Electric Manufacturing Co. Ltd.	505,000	1,808
	Mitsui Matsushima Co. Ltd.	147,957	1,805
^	Nihon Trim Co. Ltd.	50,500	1,801
*	Fuji Oil Co. Ltd.	502,300	1,798
	Noritsu Koki Co. Ltd.	219,600	1,795
	Teikoku Electric Manufacturing Co. Ltd.	196,500	1,778
	Hodogaya Chemical Co. Ltd.	71,600	1,765
	Tomoku Co. Ltd.	594,000	1,763
^	Zuiko Corp.	47,600	1,763
	Sumitomo Densetsu Co. Ltd.	155,200	1,760
	Atsugi Co. Ltd.	1,590,000	1,759
	Pronexus Inc.	187,400	1,753
	Future Corp.	248,100	1,743
	Zuken Inc.	152,800	1,738

	AOI Electronics Co. Ltd.	56,030	1,731
	Organo Corp.	402,000	1,718
	Matsuda Sangyo Co. Ltd.	127,600	1,717
	Asahi Co. Ltd.	144,600	1,699
^	Hokkaido Gas Co. Ltd.	692,000	1,698
*,^ Nippon Sharyo Ltd.		694,000	1,696
*,^ Laox Co. Ltd.		273,017	1,687
	Taisei Lamick Co. Ltd.	60,900	1,676
	Gun-Ei Chemical Industry Co. Ltd.	53,200	1,669
	Maezawa Kasei Industries Co. Ltd.	156,500	1,664
	Seika Corp.	541,000	1,652
^	JP-Holdings Inc.	707,300	1,638
	Corona Corp. Class A	160,500	1,620
	Elematec Corp.	95,200	1,615
	Asunaro Aoki Construction Co. Ltd.	231,100	1,605
	Daisyo Corp.	115,000	1,600
*	Hito Communications Inc.	110,700	1,582
	Toli Corp.	446,800	1,576
	Parco Co. Ltd.	159,300	1,552
^	Pasona Group Inc.	226,900	1,550
	Honeys Co. Ltd.	160,920	1,540
^	Tosho Printing Co. Ltd.	367,000	1,531
	Nippon Coke & Engineering Co. Ltd.	1,581,200	1,528
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,506
	Fujitsu Frontech Ltd.	112,600	1,463
^	Showa Aircraft Industry Co. Ltd.	142,400	1,457
	Chugai Ro Co. Ltd.	739,000	1,452
	Gakken Holdings Co. Ltd.	522,000	1,442
^	Kobelco Eco-Solutions Co. Ltd.	324,000	1,435
	Mitsui Home Co. Ltd.	288,000	1,422
	Fields Corp.	129,400	1,419
	Rhythm Watch Co. Ltd.	863,000	1,405
	Fujikura Kasei Co. Ltd.	238,400	1,399
	Yushiro Chemical Industry Co. Ltd.	106,300	1,373
^	Tokyo Rakutenchi Co. Ltd.	294,000	1,368
*	Nakayama Steel Works Ltd.	202,700	1,365
	Asahi Yukizai Corp.	648,000	1,360
	Tsutsumi Jewelry Co. Ltd.	78,700	1,357
	Artnature Inc.	202,200	1,352
	Japan Radio Co. Ltd.	115,800	1,345
	Sankyo Seiko Co. Ltd.	361,600	1,338
*,^ Linical Co. Ltd.		115,700	1,331
	NDS Co. Ltd.	51,000	1,307
^	Japan Drilling Co. Ltd.	60,900	1,289
	Dunlop Sports Co. Ltd.	140,071	1,287
	Maezawa Kyuso Industries Co. Ltd.	94,500	1,277
	Alpha Systems Inc.	72,500	1,261
	Kitano Construction Corp.	440,000	1,247
	Hakuto Co. Ltd.	137,100	1,246
	Nippon Chemiphar Co. Ltd.	24,800	1,235
	Cybozu Inc.	284,200	1,173
	NEC Capital Solutions Ltd.	75,100	1,166
	Daikoku Denki Co. Ltd.	76,200	1,151
*,^ Aplus Financial Co. Ltd.		1,075,514	1,143
	Chuo Spring Co. Ltd.	393,000	1,136
	Airport Facilities Co. Ltd.	210,000	1,118
	Inaba Seisakusho Co. Ltd.	96,200	1,116

^	Mitsubishi Kakoki Kaisha Ltd.	570,000	1,105
^	Right On Co. Ltd.	125,100	1,082
	Shimojima Co. Ltd.	104,300	1,078
	Daidoh Ltd.	275,300	1,077
	Takihyo Co. Ltd.	259,000	1,076
	Gecoss Corp.	112,100	1,062
	Nice Holdings Inc.	778,000	1,053
*,^ Shin Nippon Biomedical Laboratories Ltd.		200,300	1,001
	Paris Miki Holdings Inc.	244,500	999
	Dai-ichi Seiko Co. Ltd.	83,300	991
	Srg Takamiya Co. Ltd.	184,600	976
	Panasonic Industrial Devices SUNX Co. Ltd.	136,700	972
	Toyo Denki Seizo KK	66,000	968
	Tokyo Electron Device Ltd.	69,200	967
	CAC Holdings Corp.	113,400	950
	Pocket Card Co. Ltd.	177,600	942
^	Tabuchi Electric Co. Ltd.	258,800	921
*,^ Yamada SxL Home Co. Ltd.		1,314,000	918
	Toda Kogyo Corp.	351,000	891
	Sumitomo Precision Products Co. Ltd.	270,000	840
	Kinki Sharyo Co. Ltd.	32,000	742
^	Toa Oil Co. Ltd.	524,000	701
	Endo Lighting Corp.	85,400	681
	Best Denki Co. Ltd.	510,400	651
*,^ FDK Corp.		730,000	601
	Kojima Co. Ltd.	179,800	435
^	C Uyemura & Co. Ltd.	300	14
	Nippon Television Holdings Inc.	155	3
	Fuji Media Holdings Inc.	136	2
	Mitsumi Electric Co. Ltd.		—
			43,089,384
Malaysia (0.7%)
	Public Bank Bhd. (Local)	36,862,448	167,264
	Tenaga Nasional Bhd.	41,932,080	126,744
	Malayan Banking Bhd.	66,724,929	123,831
	Sime Darby Bhd.	41,086,025	82,608
	CIMB Group Holdings Bhd.	67,717,575	76,015
	Axiata Group Bhd.	53,944,315	57,644
	Petronas Chemicals Group Bhd.	34,422,027	55,358
	DiGi.Com Bhd.	44,088,800	49,359
	Genting Bhd.	26,543,200	49,165
	IHH Healthcare Bhd.	33,109,157	46,981
	Petronas Gas Bhd.	9,432,300	44,519
	Maxis Bhd.	30,820,250	42,802
	IOI Corp. Bhd.	39,953,686	39,789
	Genting Malaysia Bhd.	33,658,400	38,281
	Kuala Lumpur Kepong Bhd.	6,506,586	35,405
	IJM Corp. Bhd.	37,917,720	28,341
	Gamuda Bhd.	25,895,100	28,131
	MISC Bhd.	17,021,030	28,130
	PPB Group Bhd.	6,927,300	25,454
	AMMB Holdings Bhd.	22,424,000	23,186
	Hong Leong Bank Bhd.	7,472,852	22,243
	YTL Corp. Bhd.	60,641,986	20,827
*	SapuraKencana Petroleum Bhd.	51,605,522	20,049
	Petronas Dagangan Bhd.	3,616,600	19,213
	Telekom Malaysia Bhd.	13,800,600	18,542

Dialog Group Bhd.	51,916,144	17,931
British American Tobacco Malaysia Bhd.	1,683,600	17,630
Malaysia Airports Holdings Bhd.	10,509,300	14,680
2 Astro Malaysia Holdings Bhd.	23,845,300	14,643
RHB Bank Bhd.	13,080,235	14,471
Westports Holdings Bhd.	12,621,600	11,890
Top Glove Corp. Bhd.	9,700,100	11,402
YTL Power International Bhd.	35,031,180	11,314
Alliance Financial Group Bhd.	12,783,800	10,854
HAP Seng Consolidated Bhd.	5,476,789	10,755
Genting Plantations Bhd.	4,191,400	10,324
IOI Properties Group Bhd.	20,693,465	9,997
UMW Holdings Bhd.	7,657,500	9,766
KLCCP Stapled Group	5,273,000	9,505
Felda Global Ventures Holdings Bhd.	22,508,824	9,393
My EG Services Bhd.	25,858,050	9,283
Press Metal Bhd.	19,490,520	9,029
Hartalega Holdings Bhd.	8,302,980	8,843
Hong Leong Financial Group Bhd.	2,643,332	8,763
Malakoff Corp. Bhd.	29,108,500	8,413
Bursa Malaysia Bhd.	4,181,200	8,388
AirAsia Bhd.	14,321,000	8,244
Sunway REIT	19,841,900	7,977
Lafarge Malaysia Bhd.	4,878,800	7,605
QL Resources Bhd.	6,533,464	6,478
TIME dotCom Bhd.	3,516,940	6,355
KPJ Healthcare Bhd.	6,575,890	6,234
Berjaya Sports Toto Bhd.	9,338,087	6,177
Inari Amertron Bhd.	14,936,150	6,002
Mah Sing Group Bhd.	17,716,007	5,956
Cahya Mata Sarawak Bhd.	6,232,000	5,781
Malaysia Building Society Bhd.	22,000,094	5,464
Kossan Rubber Industries	3,623,600	5,458
Bumi Armada Bhd.	38,064,287	5,243
MMC Corp. Bhd.	9,620,700	5,072
WCT Holdings Bhd.	11,172,250	4,618
UEM Sunrise Bhd.	18,262,003	4,537
Sunway Bhd.	6,607,757	4,532
Pavilion REIT	10,304,600	4,491
Pos Malaysia Bhd.	4,211,700	3,826
Yinson Holdings Bhd.	5,373,800	3,775
* Malaysian Resources Corp. Bhd.	11,482,800	3,708
Syarikat Takaful Malaysia Bhd.	3,603,700	3,386
Bermaz Auto Bhd.	7,133,040	3,384
Unisem M Bhd.	5,905,500	3,360
Eastern & Oriental Bhd.	8,860,526	3,360
Aeon Co. M Bhd.	6,232,200	3,331
* Eco World Development Group Bhd.	9,979,800	3,290
Media Prima Bhd.	13,236,000	3,048
Muhibbah Engineering M Bhd.	5,659,300	3,017
* Berjaya Corp. Bhd.	34,993,014	2,998
VS Industry Bhd.	8,835,800	2,990
DRB-Hicom Bhd.	10,026,100	2,649
Supermax Corp. Bhd.	5,416,200	2,553
* AirAsia X Bhd.	24,412,550	2,230
OSK Holdings Bhd.	7,006,990	2,216
Sunway Construction Group Bhd.	4,948,725	1,898

Datasonic Group Bhd.	6,025,900	1,579
* KNM Group Bhd.	19,913,225	1,552
* UMW Oil & Gas Corp. Bhd.	7,230,500	1,143
* Mulpha International Bhd.	19,766,000	1,004
* Dayang Enterprise Holdings Bhd.	3,669,100	887
* Malaysia Marine and Heavy Engineering Holdings Bhd.	3,888,471	878
* Malaysian Bulk Carriers Bhd.	4,423,100	731
Coastal Contracts Bhd.	2,239,300	723
* Parkson Holdings Bhd.	4,888,296	695
* Mudajaya Group Bhd.	3,108,666	590
* Puncak Niaga Holdings Bhd.	2,268,000	473
TA Enterprise Bhd.	1,069,100	118
* RHB Captial BHD	9,155,400	100
* AirAsia X Bhd. Warrants Exp. 06/08/2020	1,955,625	91
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	70
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,144,372	54
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	52
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	51
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	1,014,820	37
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	34
* KPJ Healthcare Warrants Exp. 01/23/2019	319,480	34
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	30
* KNM Group Bhd. Warrants Exp. 04/21/2020	1,085,087	29
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	714,028	25
* Mah Sing Group Warrants Exp. 01/15/2026	895,021	19
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	9
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	9
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	2
		1,679,417
Malta (0.0%)
* BGP Holdings PLC	17,449,685	—

Mexico (0.8%)
America Movil SAB de CV	349,374,098	220,144
Fomento Economico Mexicano SAB de CV	25,639,427	192,860
* Cemex SAB de CV	151,798,441	140,199
Grupo Mexico SAB de CV Class B	46,363,867	139,046
Grupo Televisa SAB	29,535,685	131,734
Grupo Financiero Banorte SAB de CV	27,018,436	129,498
Wal-Mart de Mexico SAB de CV	66,891,885	118,364
Grupo Bimbo SAB de CV Class A	22,491,669	49,862
Alfa SAB de CV Class A	33,668,539	43,689
Fibra Uno Administracion SA de CV	30,413,720	43,491
Grupo Aeroportuario del Sureste SAB de CV Class B	2,660,842	38,551
Grupo Financiero Inbursa SAB de CV	24,725,150	36,649
Industrias Penoles SAB de CV	1,519,362	35,930
Mexichem SAB de CV	13,517,383	32,034
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,095,635	31,732
Coca-Cola Femsa SAB de CV	4,907,654	30,451
Infraestructura Energetica Nova SAB de CV	6,244,611	27,564
Gruma SAB de CV Class B	2,014,521	27,104
Grupo Financiero Santander Mexico SAB de CV Class B	17,608,132	25,112
Grupo Carso SAB de CV	5,530,220	22,223
* Promotora y Operadora de Infraestructura SAB de CV (Ordinary Shares)	2,353,771	20,521
Gentera SAB de CV	13,212,115	19,292
Arca Continental SAB de CV	3,466,594	18,701
Kimberly-Clark de Mexico SAB de CV Class A	10,227,411	18,372

	Alsea SAB de CV	6,244,272	18,053
	Banregio Grupo Financiero SAB de CV	2,678,694	14,876
	El Puerto de Liverpool SAB de CV	2,314,631	14,605
	Megacable Holdings SAB de CV	3,599,115	11,431
*	Industrias CH SAB de CV Class B	1,575,568	9,973
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,325,144	9,921
	PLA Administradora Industrial S de RL de CV	6,945,934	9,609
	Macquarie Mexico Real Estate Management SA de CV	9,695,931	9,546
*	Genomma Lab Internacional SAB de CV Class B	9,045,628	9,491
	Bolsa Mexicana de Valores SAB de CV	6,801,019	9,292
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	6,820,492	9,253
*	Grupo Aeromexico SAB de CV	4,872,557	9,108
*	Telesites SAB de CV	15,237,812	8,893
	Grupo Lala SAB de CV	5,614,517	8,400
	OHL Mexico SAB de CV	8,860,918	8,396
	Industrias Bachoco SAB de CV Class B	1,962,127	7,619
	Corp Inmobiliaria Vesta SAB de CV	6,546,032	7,226
*	Organizacion Soriana SAB de CV Class B	2,986,845	6,306
2	Nemak SAB de CV	6,758,917	6,281
	Grupo Comercial Chedraui SA de CV	3,353,744	6,177
	Grupo Elektra SAB DE CV	434,695	5,636
*	Promotora y Operadora de Infraestructura SAB de CV	842,478	5,477
	Prologis Property Mexico SA de CV	3,916,832	5,366
*	Minera Frisco SAB de CV	6,243,626	5,099
	Alpek SAB de CV	4,004,024	4,606
*	Grupo Simec SAB de CV Class B	937,584	4,354
	Grupo Herdez SAB de CV	2,406,071	4,275
*	La Comer SAB de CV	5,627,395	3,983
	Concentradora Fibra Danhos SA de CV	2,642,422	3,969
*	Credito Real SAB de CV SOFOM ER	2,643,344	3,760
*	Hoteles City Express SAB de CV	4,251,446	3,717
	Concentradora Fibra Hotelera Mexicana SA de CV	4,869,750	3,531
	Qualitas Controladora SAB de CV	2,304,051	3,455
	Grupo Financiero Interacciones SA de CV	858,345	3,269
*,2 Elementia SAB de CV		2,957,649	3,259
	Unifin Financiera SAB de CV SOFOM ENR	1,359,179	3,223
	Rassini SAB de CV	786,601	2,903
	TV Azteca SAB de CV	17,559,083	2,796
*	Grupo GICSA SA de CV	4,837,069	2,670
	Consorcio ARA SAB de CV	7,970,615	2,553
*	Axtel SAB de CV	9,947,037	1,765
	Grupo Rotoplas SAB de CV	1,315,149	1,614
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	93
*	Corp GEO SAB de CV	22,761	5
	Grupo Sanborns SAB de CV	3,426	3
*	Urbi Desarrollos Urbanos SAB de CV	2,494	1
			1,868,961
Netherlands (2.0%)
	Unilever NV	18,419,526	747,133
	ING Groep NV	45,695,553	656,464
	ASML Holding NV	3,799,632	461,369
	Koninklijke Philips NV	10,956,212	321,485
*	Koninklijke Ahold Delhaize NV	14,969,058	318,899
	Akzo Nobel NV	2,964,191	201,167
	Heineken NV	2,548,324	190,588
	RELX NV	10,715,067	180,986
*	ArcelorMittal	21,710,715	169,291

	NN Group NV	3,878,311	137,354
	Koninklijke DSM NV	2,084,501	132,889
	Wolters Kluwer NV	3,447,840	131,852
	Aegon NV (Amsterdam Shares)	20,584,571	111,888
	Koninklijke KPN NV	36,600,198	105,445
*	Altice NV Class A	4,458,425	97,880
	Heineken Holding NV	1,142,179	80,236
2	ABN AMRO Group NV	3,330,126	78,334
	Randstad Holding NV	1,295,283	75,360
	Gemalto NV	955,436	55,526
	Aalberts Industries NV	1,115,897	39,169
	Boskalis Westminster	967,462	35,794
	SBM Offshore NV	2,154,900	35,055
	Koninklijke Vopak NV	779,027	33,463
	Delta Lloyd NV	5,464,992	31,464
*	Altice NV Class B	1,397,601	30,845
*	Galapagos NV	439,015	28,609
	ASM International NV	568,890	28,049
	IMCD Group NV	613,964	27,576
	APERAM SA	557,895	26,385
*	ASR Nederland NV	866,539	23,793
*	PostNL NV	5,264,518	23,106
^	Wereldhave NV	461,619	20,235
	TKH Group NV	489,166	19,828
	Eurocommercial Properties NV	511,817	19,003
*,^ OCI NV		970,486	18,317
	Corbion NV	681,376	17,452
2	GrandVision NV	576,497	13,747
	BE Semiconductor Industries NV	379,168	13,691
*	Fugro NV	854,191	13,473
*	TomTom NV	1,427,605	13,087
*,2 Philips Lighting NV		503,650	12,970
	Koninklijke BAM Groep NV	2,555,564	12,058
2	Flow Traders	337,105	11,780
	Arcadis NV	815,318	11,086
2	Refresco Group NV	598,728	9,043
	Wessanen	623,849	8,855
	Vastned Retail NV	222,096	8,188
	Accell Group	300,299	7,043
	NSI NV	1,551,455	6,303
*,2 Basic-Fit NV		284,536	4,949
	BinckBank NV	713,238	4,088
	Brunel International NV	224,562	3,940
	Aegon (New York Shares)	922	5
*,^ SRH NV		672,039	—
			4,866,595
New Zealand (0.2%)
	Fletcher Building Ltd. (New Zealand Shares)	8,041,381	61,954
	Spark New Zealand Ltd.	21,733,116	55,999
	Auckland International Airport Ltd.	10,521,077	52,773
	Fisher & Paykel Healthcare Corp. Ltd.	6,735,753	42,952
	Ryman Healthcare Ltd.	4,874,513	31,157
	Contact Energy Ltd.	8,594,139	30,116
	Meridian Energy Ltd.	14,588,375	28,186
	Z Energy Ltd.	4,309,285	23,010
	SKYCITY Entertainment Group Ltd.	7,822,891	21,683
	Mercury NZ Ltd.	8,008,964	18,048

	Trade Me Group Ltd.	4,671,437	17,341
	Kiwi Property Group Ltd.	15,414,143	16,340
	SKY Network Television Ltd.	4,618,223	15,721
*	Xero Ltd.	1,068,819	14,837
	Mainfreight Ltd.	935,013	14,348
	Chorus Ltd.	4,728,298	14,066
*,^ a2 Milk Co. Ltd.		8,536,521	13,867
	EBOS Group Ltd.	1,031,927	12,789
	Goodman Property Trust	12,527,074	11,533
	Infratil Ltd.	4,713,115	9,923
	Precinct Properties New Zealand Ltd.	10,594,145	9,605
	Air New Zealand Ltd.	6,141,162	9,466
	Summerset Group Holdings Ltd.	2,500,552	9,085
	Genesis Energy Ltd.	5,648,735	8,952
	Freightways Ltd.	1,682,288	8,619
	Vector Ltd.	2,939,118	6,929
	Argosy Property Ltd.	9,103,233	6,847
	Vital Healthcare Property Trust	4,175,636	6,297
	Metlifecare Ltd.	1,390,797	5,694
^	Heartland Bank Ltd.	4,063,735	4,710
	Warehouse Group Ltd.	1,575,275	3,030
	Kathmandu Holdings Ltd.	2,009,227	2,785
	New Zealand Refining Co. Ltd.	1,302,962	2,583
	Fletcher Building Ltd. (Australia Shares)	240,759	1,844
	New Zealand Oil & Gas Ltd.	3,601,314	1,689
	TOWER Ltd.	1,854,766	1,115
*	Bathurst Resources Ltd.	1,188,709	56
			595,949
Norway (0.6%)
	DNB ASA	12,732,231	212,406
	Statoil ASA	11,365,574	211,936
	Telenor ASA	8,214,969	130,228
	Norsk Hydro ASA	15,845,368	90,387
	Yara International ASA	2,090,959	88,167
	Orkla ASA	9,305,777	86,821
	Marine Harvest ASA	4,419,954	78,038
*	Subsea 7 SA	3,288,530	44,749
	Gjensidige Forsikring ASA	2,014,496	34,667
*	Storebrand ASA	5,294,924	32,287
	TGS Nopec Geophysical Co. ASA	1,211,867	29,096
	Schibsted ASA Class B	1,039,896	25,892
	Schibsted ASA Class A	977,070	25,837
	Aker BP ASA	1,195,811	21,758
	Tomra Systems ASA	1,696,152	18,563
	Salmar ASA	609,422	17,249
	Leroy Seafood Group ASA	307,984	17,147
	Bakkafrost P/F	376,725	14,479
2	XXL ASA	1,179,982	13,596
	SpareBank 1 SR-Bank ASA	1,817,948	13,517
	Veidekke ASA	852,296	12,666
	SpareBank 1 SMN	1,462,135	12,234
*,^ Petroleum Geo-Services ASA		3,599,139	11,961
2	Entra ASA	1,090,876	11,766
	Aker ASA	282,454	11,713
	Atea ASA	1,085,851	10,568
	Kongsberg Gruppen ASA	602,138	9,938
*,2 Aker Solutions ASA		1,746,820	9,419

*,^ Seadrill Ltd.	4,300,094	8,425
*,^ DNO ASA	7,728,089	8,089
Austevoll Seafood ASA	848,759	7,850
*,^ Nordic Semiconductor ASA	1,776,053	7,483
Hoegh LNG Holdings Ltd.	495,189	5,507
^	Opera Software ASA	1,215,231	5,464
^	Ocean Yield ASA	576,113	4,367
^,2 BW LPG Ltd.	823,503	4,199
*,^ Norwegian Air Shuttle ASA	123,916	4,045
*,^ REC Silicon ASA	25,228,984	3,949
*	Wilh Wilhelmsen ASA	750,115	3,681
*,^ Akastor ASA	1,621,206	2,904
Stolt-Nielsen Ltd.	190,794	2,882
Norwegian Property ASA	1,921,295	2,306
*	Treasure ASA	750,115	1,567
1,369,803
Other (0.2%)3
4	Vanguard FTSE Emerging Markets ETF	11,219,521	424,547
Diebold Nixdorf Inc.	125,850	3,423
427,970
Pakistan (0.0%)
Lucky Cement Ltd.	1,934,780	15,435
Oil & Gas Development Co. Ltd.	7,947,400	12,170
Hub Power Co. Ltd.	9,062,857	11,972
Engro Corp. Ltd.	3,403,137	10,914
Pakistan State Oil Co. Ltd.	1,894,141	8,100
United Bank Ltd.	3,540,400	7,951
Pakistan Petroleum Ltd.	4,642,211	7,855
Fauji Fertilizer Co. Ltd.	7,062,426	7,806
DG Khan Cement Co. Ltd.	2,996,400	6,577
Pakistan Oilfields Ltd.	1,274,700	5,956
National Bank of Pakistan	6,103,500	4,355
Kot Addu Power Co. Ltd.	5,007,671	3,851
*	SUI Southern Gas Co. Ltd.	10,907,500	3,730
Fauji Fertilizer Bin Qasim Ltd.	3,030,000	1,507
Pakistan Telecommunication Co. Ltd.	1,650,000	292
108,471
Peru (0.1%)
Credicorp Ltd. (New York Shares)	460,384	75,356
Cia de Minas Buenaventura SAA ADR	2,019,156	27,844
Credicorp Ltd.	141,898	23,187
Cia de Minas Buenaventura SAA	289,871	3,545
129,932
Philippines (0.3%)
SM Investments Corp.	5,671,254	78,662
SM Prime Holdings Inc.	109,733,942	65,528
JG Summit Holdings Inc.	36,336,281	54,256
BDO Unibank Inc.	20,845,215	47,235
Ayala Corp.	2,879,354	46,318
Aboitiz Equity Ventures Inc.	26,205,856	39,166
Bank of the Philippine Islands	18,823,848	33,902
Universal Robina Corp.	10,333,971	33,862
Ayala Land Inc.	36,590,783	26,154
Metropolitan Bank & Trust Co.	15,021,429	24,607
Jollibee Foods Corp.	5,081,815	20,992
Metro Pacific Investments Corp.	149,473,600	20,497

*	PLDT Inc.	545,254	16,118
	Aboitiz Power Corp.	18,889,171	16,006
	Security Bank Corp.	3,589,380	15,388
	Manila Electric Co.	2,576,335	14,750
	GT Capital Holdings Inc.	504,762	13,236
	DMCI Holdings Inc.	48,299,254	12,548
	Alliance Global Group Inc.	47,965,642	12,094
	Megaworld Corp.	136,340,025	10,064
	Robinsons Land Corp.	18,960,934	9,572
	Puregold Price Club Inc.	10,914,700	9,479
	Semirara Mining & Power Corp. Class A	3,459,029	9,399
	Energy Development Corp.	80,937,923	8,881
	LT Group Inc.	33,361,832	8,783
	International Container Terminal Services Inc.	4,945,043	7,691
*	DoubleDragon Properties Corp.	6,822,610	7,072
	Robinsons Retail Holdings Inc.	4,355,800	6,917
	Cosco Capital Inc.	36,773,100	6,785
	First Gen Corp.	14,140,200	6,372
	D&L Industries Inc.	24,555,300	6,070
	Manila Water Co. Inc.	9,548,300	5,792
*	Bloomberry Resorts Corp.	36,279,750	5,648
	Petron Corp.	29,678,427	5,541
	Vista Land & Lifescapes Inc.	46,546,650	4,744
	Cebu Air Inc.	2,152,780	4,108
	Filinvest Land Inc.	112,517,000	3,664
	First Philippine Holdings Corp.	2,499,040	3,566
	Lopez Holdings Corp.	20,459,170	3,256
	Globe Telecom Inc.	85,390	2,953
	Nickel Asia Corp.	21,028,100	2,874
*	Melco Crown Philippines Resorts Corp.	22,007,200	2,126
	Emperador Inc.	478,023	67
			732,743
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	10,204,141	78,286
	Polski Koncern Naftowy ORLEN SA	3,807,623	77,271
	Bank Pekao SA	1,863,669	63,049
	Powszechny Zaklad Ubezpieczen SA	6,677,419	58,759
	KGHM Polska Miedz SA	1,627,632	50,483
	Bank Zachodni WBK SA	344,897	29,721
	Polskie Gornictwo Naftowe i Gazownictwo SA	20,507,751	28,162
	PGE Polska Grupa Energetyczna SA	8,618,930	23,534
^	LPP SA	15,087	19,225
*	Alior Bank SA	1,000,477	15,262
*,^ mBank SA		148,433	14,032
	Asseco Poland SA	973,611	13,987
	CCC SA	255,267	13,185
	Kernel Holding SA	583,716	11,629
*,^ Cyfrowy Polsat SA		1,917,415	11,605
^	KRUK SA	176,347	10,832
*	CD Projekt SA	734,964	10,774
	Orange Polska SA	7,788,861	10,509
*,^ Jastrzebska Spolka Weglowa SA		626,035	10,470
*	Grupa Lotos SA	1,094,668	10,316
*	Bank Millennium SA	6,955,373	10,222
	Eurocash SA	937,840	9,346
*	Tauron Polska Energia SA	12,320,435	9,079
	Grupa Azoty SA	528,334	9,064

	Synthos SA	5,517,333	8,267
	Bank Handlowy w Warszawie SA	381,431	7,319
*,^ Enea SA		2,557,282	6,475
	Budimex SA	118,668	6,403
^	Energa SA	2,412,271	6,153
	Ciech SA	291,706	5,016
*,^ PKP Cargo SA		329,580	4,393
^	Warsaw Stock Exchange	338,611	3,774
*	Boryszew SA	1,054,764	2,991
*	Lubelski Wegiel Bogdanka SA	127,768	2,072
	Neuca SA	19,498	1,952
*,^ Getin Noble Bank SA		4,017,822	1,658
*,^ Getin Holding SA		3,367,800	1,187
*,^ Bioton SA		541,328	1,075
*	Globe Trade Centre SA	445,287	945
*	Integer.pl SA	64,987	695
			659,177
Portugal (0.1%)
	Galp Energia SGPS SA	6,099,571	89,873
	EDP - Energias de Portugal SA	27,265,337	79,291
	Jeronimo Martins SGPS SA	2,893,183	48,969
*,^ Banco Comercial Portugues SA Rights Exp. 02/02/2017		103,091,370	17,406
	EDP Renovaveis SA	2,407,864	15,469
	NOS SGPS SA	2,711,962	15,270
	Navigator Co. SA	3,019,974	10,999
^	CTT-Correios de Portugal SA	1,820,453	10,156
*	Sonae SGPS SA	11,571,996	9,961
	REN - Redes Energeticas Nacionais SGPS SA	3,101,085	8,542
*	Banco BPI SA	4,104,445	5,027
	Altri SGPS SA	966,640	4,240
	Semapa-Sociedade de Investimento e Gestao	261,590	3,714
^	Mota-Engil SGPS SA	1,004,427	1,747
^	Banco Comercial Portugues SA	6,872,763	1,165
	Sonaecom SGPS SA	366,784	1,079
*	Banco Espirito Santo SA	19,970,703	23
			322,931
Qatar (0.1%)
	Qatar National Bank SAQ	1,229,251	54,919
	Industries Qatar QSC	888,384	27,947
	Masraf Al Rayan QSC	2,430,061	26,734
*	Qatar Insurance Co. SAQ	845,699	19,903
	Ooredoo QSC	640,167	18,463
	Qatar Gas Transport Co. Ltd.	1,578,966	10,438
	Qatar Electricity & Water Co. QSC	160,570	10,187
	Qatar Islamic Bank SAQ	346,251	10,096
	Commercial Bank QSC	1,111,323	9,983
*	Doha Bank QSC	760,756	7,572
*	Qatar Navigation QSC	258,171	6,622
	United Development Co. QSC	958,438	5,931
*	Aamal Co.	1,401,165	5,761
	Barwa Real Estate Co.	588,963	5,635
*	Vodafone Qatar QSC	1,821,318	4,698
	Qatar International Islamic Bank QSC	209,043	3,887
*	Ezdan Holding Group QSC	879,154	3,627
*	Qatari Investors Group QSC	171,697	2,612
*	Gulf International Services QSC	312,570	2,571

* Al Meera Consumer Goods Co. QSC	27,620	1,358
* Medicare Group	76,180	1,350
* Salam International Investment Ltd. QSC	419,222	1,325
		241,619
Russia (0.9%)
Sberbank of Russia PJSC	123,538,702	353,116
Gazprom PJSC	101,619,222	252,838
Lukoil PJSC	4,461,658	250,242
Magnit PJSC GDR	3,304,472	121,304
Novatek PJSC	9,571,496	120,813
MMC Norilsk Nickel PJSC	558,865	89,456
Tatneft PAO	12,233,561	82,710
Rosneft Oil Co. PJSC	10,598,393	70,536
Gazprom PJSC ADR (London Shares)	12,584,941	62,442
AK Transneft OAO Preference Shares	18,353	62,380
^ Mobile TeleSystems PJSC ADR	5,809,424	60,825
Lukoil PJSC ADR	950,769	53,580
VTB Bank PJSC	46,516,194,410	53,286
Alrosa OJSC	29,333,400	51,530
Surgutneftegas OAO Preference Shares	90,179,300	51,492
Novatek PJSC GDR	383,741	48,834
Moscow Exchange MICEX-RTS PJSC	15,789,048	35,200
Surgutneftegas OJSC	60,530,236	32,551
Tatneft PJSC ADR	779,891	31,794
Severstal PAO	1,360,148	21,478
Rosneft Oil Co. PJSC GDR	3,195,635	21,190
Novolipetsk Steel PJSC GDR	979,252	19,354
RusHydro PJSC	1,109,669,350	19,063
Inter RAO UES PJSC	279,922,336	18,949
Rostelecom PJSC	11,828,853	16,405
VTB Bank PJSC GDR	7,061,519	16,102
* Aeroflot PJSC	5,143,521	14,895
Bashneft PJSC	213,154	14,339
PhosAgro PJSC GDR	902,746	13,862
Surgutneftegas OJSC ADR	2,453,548	13,186
Sistema PJSC FC GDR	1,308,195	12,548
Sberbank of Russia ADR (London Shares)	1,019,785	11,957
MegaFon PJSC GDR	1,067,139	11,599
Federal Grid Co. Unified Energy System JSC	2,844,412,440	10,978
Magnitogorsk Iron & Steel OJSC	16,502,490	10,802
Severstal PJSC GDR	640,842	10,180
LSR Group PJSC GDR	2,336,184	8,688
* Uralkali PJSC	3,052,112	8,648
E.ON Russia JSC	158,734,196	7,467
Rosseti PJSC	330,402,055	6,803
Tatneft PAO Preference Shares	1,613,671	6,046
M.Video PJSC	886,366	5,671
Bashneft PAO Preference Shares	225,126	5,098
* Mechel PJSC ADR	758,239	4,557
Acron JSC	68,217	3,978
TMK PJSC	2,723,336	3,757
Mosenergo OAO	74,207,556	3,491
* DIXY Group PJSC	575,520	2,671
Sistema PJSC FC	5,727,988	2,273
OGK-2 PJSC	241,371,306	2,219
Novolipetsk Steel PJSC	1,019,420	2,000
* Raspadskaya OAO	1,314,487	1,969

MMC Norilsk Nickel PJSC ADR	9,553	155
Tatneft PJSC ADR	3,534	142
Sberbank of Russia PJSC ADR	8,082	94
Gazprom PJSC ADR	10,809	53
* Mechel PJSC	14,601	45
* Rosseti PJSC Rights Exp. 03/31/2017	5,497,295	18
		2,217,659
Singapore (1.0%)
DBS Group Holdings Ltd.	21,356,112	288,734
Oversea-Chinese Banking Corp. Ltd.	39,177,172	261,296
Singapore Telecommunications Ltd.	86,597,363	238,090
United Overseas Bank Ltd.	14,541,224	216,257
Keppel Corp. Ltd.	16,864,576	74,003
CapitaLand Ltd.	30,262,007	70,624
Wilmar International Ltd.	25,025,865	68,871
Global Logistic Properties Ltd.	34,863,707	64,253
Singapore Exchange Ltd.	9,806,702	51,584
Genting Singapore plc	71,341,841	49,207
Ascendas REIT	27,806,954	48,553
^ Singapore Press Holdings Ltd.	18,986,544	46,559
City Developments Ltd.	7,020,787	46,084
CapitaLand Mall Trust	31,495,834	43,279
Singapore Airlines Ltd.	6,128,007	43,160
Singapore Technologies Engineering Ltd.	18,390,946	43,100
ComfortDelGro Corp. Ltd.	24,211,962	41,431
Jardine Cycle & Carriage Ltd.	1,323,174	38,800
Suntec REIT	28,601,045	35,151
SATS Ltd.	7,449,785	27,917
CapitaLand Commercial Trust	24,198,180	26,216
UOL Group Ltd.	5,771,032	26,137
Hutchison Port Holdings Trust	59,905,713	25,479
Mapletree Commercial Trust	22,712,066	24,710
Sembcorp Industries Ltd.	10,571,303	23,609
Golden Agri-Resources Ltd.	76,327,299	22,959
Venture Corp. Ltd.	2,945,891	21,311
Singapore Post Ltd.	17,240,024	17,974
Mapletree Industrial Trust	14,955,180	17,475
Keppel REIT	22,741,489	16,287
Mapletree Greater China Commercial Trust	22,635,900	15,369
StarHub Ltd.	7,065,435	14,876
Yangzijiang Shipbuilding Holdings Ltd.	24,980,516	14,286
Mapletree Logistics Trust	17,594,900	13,130
* Noble Group Ltd.	106,722,449	12,907
United Engineers Ltd.	5,396,800	10,836
^ Raffles Medical Group Ltd.	10,262,300	10,803
^ Sembcorp Marine Ltd.	9,839,334	10,411
Frasers Centrepoint Trust	6,477,800	9,198
Olam International Ltd.	6,293,186	8,867
Starhill Global REIT	16,005,400	8,699
Frasers Logistics & Industrial Trust	12,207,300	8,139
Keppel Infrastructure Trust	22,905,700	8,045
Parkway Life REIT	4,564,870	7,873
Ascott Residence Trust	9,698,100	7,800
First Resources Ltd.	5,579,100	7,614
CDL Hospitality Trusts	7,516,300	7,531
Yanlord Land Group Ltd.	7,614,264	7,504
* Genting Hong Kong Ltd.	24,240,225	7,263

^,2 ARA Asset Management Ltd.		5,906,400	7,208
	Fortune REIT (Singapore Shares)	6,141,000	7,141
	Keppel DC REIT	7,730,503	6,574
	SIA Engineering Co. Ltd.	2,612,014	6,456
	Lippo Malls Indonesia Retail Trust	22,916,200	6,323
*,^ Ezion Holdings Ltd.		21,465,142	6,272
	Frasers Commercial Trust	6,879,469	6,125
	CapitaLand Retail China Trust	5,942,480	5,986
	Cambridge Industrial Trust	14,936,000	5,976
	Ascendas India Trust	8,017,500	5,959
	Croesus Retail Trust	9,766,800	5,922
	Cache Logistics Trust	10,095,700	5,818
	OUE Hospitality Trust	11,587,466	5,715
	Wing Tai Holdings Ltd.	4,471,213	5,513
*	Manulife US REIT	6,443,300	5,509
	First REIT	5,744,200	5,181
^	M1 Ltd.	3,600,517	5,131
^	Yoma Strategic Holdings Ltd.	12,439,147	5,081
	Ascendas Hospitality Trust	9,440,800	4,934
	SPH REIT	6,791,100	4,677
*	SIIC Environment Holdings Ltd.	10,888,580	4,527
	RHT Health Trust	6,901,600	4,502
	Far East Hospitality Trust	10,268,900	4,369
	Asian Pay Television Trust	15,884,400	4,334
	Accordia Golf Trust	9,043,784	4,302
	Super Group Ltd. (Singapore Shares)	4,685,000	4,286
	Soilbuild Business Space REIT	9,450,090	4,267
	OUE Ltd.	3,196,900	4,150
	Silverlake Axis Ltd.	9,735,680	4,017
^	Sheng Siong Group Ltd.	5,887,000	3,886
	Sarine Technologies Ltd.	2,729,796	3,588
^	Sabana Shari'ah Compliant Industrial REIT	12,902,318	3,528
*,^ China Animal Healthcare Ltd.		4,917,000	3,295
	GL Ltd.	4,923,900	2,744
^	Hyflux Ltd.	6,259,000	2,306
^	Midas Holdings Ltd.	14,122,000	2,302
	Bumitama Agri Ltd.	3,630,700	2,063
*,^ COSCO Corp. Singapore Ltd.		10,286,616	2,044
	Indofood Agri Resources Ltd.	4,930,700	1,875
^	China Everbright Water Ltd.	5,866,000	1,786
*	Ying Li International Real Estate Ltd.	12,669,800	1,463
	Boustead Singapore Ltd.	2,307,400	1,321
*,^ Ezra Holdings Ltd.		20,298,532	690
*	Gallant Venture Ltd.	6,053,700	529
*,^ China Fishery Group Ltd.		9,033,000	487
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	3,136,323	194
	Keppel Telecommunications & Transportation Ltd.	10,600	13
			2,400,630
South Africa (1.6%)
	Naspers Ltd.	5,086,784	810,386
	Sasol Ltd.	6,554,897	195,546
	MTN Group Ltd.	20,825,567	194,195
	Standard Bank Group Ltd.	14,298,189	152,900
	Steinhoff International Holdings NV (XJSE)	29,197,998	140,789
	FirstRand Ltd.	35,866,024	133,605
	Remgro Ltd.	6,284,425	105,232
	Sanlam Ltd.	20,770,332	100,339

	Aspen Pharmacare Holdings Ltd.	4,254,691	97,342
	Bid Corp. Ltd.	4,027,224	69,872
	Shoprite Holdings Ltd.	5,163,904	68,544
	Vodacom Group Ltd.	5,972,944	66,937
	Growthpoint Properties Ltd.	32,135,051	62,872
	Woolworths Holdings Ltd.	11,271,556	61,926
*	AngloGold Ashanti Ltd.	4,846,390	61,587
	Barclays Africa Group Ltd.	5,038,027	59,335
	Tiger Brands Ltd.	1,911,047	57,681
	Redefine Properties Ltd.	57,978,505	48,030
	Bidvest Group Ltd.	4,020,786	47,352
	Nedbank Group Ltd.	2,541,741	43,843
	Netcare Ltd.	17,408,996	41,872
	Sappi Ltd.	6,381,976	41,035
	RMB Holdings Ltd.	7,840,874	37,830
	Gold Fields Ltd.	9,788,124	33,847
	Mr Price Group Ltd.	2,777,755	33,626
	Discovery Ltd.	3,861,052	32,952
	Capitec Bank Holdings Ltd.	622,386	32,525
	SPAR Group Ltd.	2,293,302	32,348
*	Impala Platinum Holdings Ltd.	8,004,158	31,898
	New Europe Property Investments plc	2,738,076	31,896
	Truworths International Ltd.	5,270,097	31,647
	Mondi Ltd.	1,409,976	31,081
	Life Healthcare Group Holdings Ltd.	12,177,153	30,333
	Foschini Group Ltd.	2,376,473	28,422
	Resilient REIT Ltd.	3,227,232	28,023
	Hyprop Investments Ltd.	2,965,223	26,377
	Clicks Group Ltd.	2,913,645	26,375
	AVI Ltd.	3,864,557	26,342
	Imperial Holdings Ltd.	2,003,546	24,875
	Brait SE	3,896,551	22,930
	Fortress Income Fund Ltd. Class B	8,834,117	22,905
	Investec Ltd.	3,239,735	22,899
	MMI Holdings Ltd.	12,144,927	22,343
	Pioneer Foods Group Ltd.	1,741,790	21,544
	Pick n Pay Stores Ltd.	4,157,809	21,123
	Telkom SA SOC Ltd.	3,689,661	20,220
	PSG Group Ltd.	1,171,906	19,805
	Sibanye Gold Ltd.	8,571,092	19,379
	Barloworld Ltd.	2,283,468	18,775
*	Anglo American Platinum Ltd.	710,330	18,597
	Fortress Income Fund Ltd. Class A	13,039,275	16,740
	EOH Holdings Ltd.	1,451,268	15,789
	Coronation Fund Managers Ltd.	3,177,982	15,788
	Exxaro Resources Ltd.	1,991,489	15,771
*,^ Northam Platinum Ltd.		4,073,482	15,505
	Tongaat Hulett Ltd.	1,297,654	12,909
	Massmart Holdings Ltd.	1,286,672	12,884
	JSE Ltd.	1,043,530	12,512
	Tsogo Sun Holdings Ltd.	5,997,106	11,769
	Liberty Holdings Ltd.	1,411,305	11,559
	SA Corporate Real Estate Ltd.	27,161,550	11,491
	Harmony Gold Mining Co. Ltd.	4,491,010	11,316
*	Super Group Ltd. (South Africa Shares)	4,118,299	11,187
	African Rainbow Minerals Ltd.	1,190,631	10,663
*,^ Kumba Iron Ore Ltd.		678,314	10,462

Vukile Property Fund Ltd.	7,403,631	10,305
AECI Ltd.	1,313,643	10,039
Omnia Holdings Ltd.	718,428	9,719
KAP Industrial Holdings Ltd.	16,750,080	9,698
Reunert Ltd.	1,883,416	9,592
* Nampak Ltd.	6,863,126	9,573
* Attacq Ltd.	7,076,236	9,457
DataTec Ltd.	2,353,985	9,102
Famous Brands Ltd.	835,313	9,022
Santam Ltd.	473,978	8,480
Assore Ltd.	385,953	7,909
Sun International Ltd.	1,149,023	7,491
Advtech Ltd.	5,959,441	7,482
* PPC Ltd.	13,990,784	7,106
Wilson Bayly Holmes-Ovcon Ltd.	577,376	6,273
Cashbuild Ltd.	240,144	6,187
Zeder Investments Ltd.	11,264,956	6,155
Blue Label Telecoms Ltd.	4,224,730	5,755
Emira Property Fund Ltd.	5,323,545	5,669
Distell Group Ltd.	501,178	5,584
Grindrod Ltd.	5,262,575	5,523
Alexander Forbes Group Holdings Ltd.	10,045,924	5,301
* Curro Holdings Ltd.	1,482,906	5,261
^ Steinhoff International Holdings NV (XETR)	1,089,227	5,240
Trencor Ltd.	1,845,887	5,136
Astral Foods Ltd.	444,420	4,979
* ArcelorMittal South Africa Ltd.	4,891,427	4,767
Rebosis Property Fund Ltd.	4,770,234	4,499
City Lodge Hotels Ltd.	403,542	4,400
Mpact Ltd.	1,954,801	4,288
Peregrine Holdings Ltd.	1,907,608	4,208
Murray & Roberts Holdings Ltd.	4,977,717	4,108
^ Ascendis Health Ltd.	2,242,674	3,888
Metair Investments Ltd.	2,245,474	3,695
Delta Property Fund Ltd.	5,729,676	3,469
Adcock Ingram Holdings Ltd.	900,730	3,444
* Consolidated Infrastructure Group Ltd.	1,985,540	3,384
^ Lewis Group Ltd.	1,103,130	3,361
Oceana Group Ltd.	371,499	3,277
Hudaco Industries Ltd.	330,958	2,794
Raubex Group Ltd.	1,528,138	2,588
* Aveng Ltd.	4,518,241	2,447
^ Invicta Holdings Ltd.	538,753	2,423
^ DRDGOLD Ltd.	4,247,113	2,392
Pinnacle Holdings Ltd.	1,702,610	2,347
* Royal Bafokeng Platinum Ltd.	784,196	2,224
Clover Industries Ltd.	1,642,755	2,129
Group Five Ltd.	1,165,653	2,085
Merafe Resources Ltd.	12,930,197	1,870
Adcorp Holdings Ltd.	1,285,169	1,379
* Adbee Rf Ltd.	4,031	11
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
* African Phoenix Inv Ltd.	7,766,579	—
		3,875,998
South Korea (3.4%)
Samsung Electronics Co. Ltd.	1,199,478	2,040,044
SK Hynix Inc.	6,274,466	289,779

	Samsung Electronics Co. Ltd. Preference Shares	203,855	275,510
	Hyundai Motor Co.	1,718,330	206,867
	NAVER Corp.	314,441	205,397
	Shinhan Financial Group Co. Ltd.	4,660,407	184,190
	KB Financial Group Inc.	4,360,559	176,451
	POSCO	740,818	173,148
	Hyundai Mobis Co. Ltd.	773,919	161,003
	LG Chem Ltd.	554,757	125,096
	Samsung C&T Corp.	1,063,635	115,407
	KT&G Corp.	1,315,784	113,979
	Hana Financial Group Inc.	3,521,761	104,423
	Amorepacific Corp.	376,198	102,679
	SK Innovation Co. Ltd.	725,706	98,311
	Kia Motors Corp.	3,082,945	96,628
	Samsung Fire & Marine Insurance Co. Ltd.	390,046	90,368
	Korea Electric Power Corp.	2,304,049	84,381
	Samsung Life Insurance Co. Ltd.	875,386	83,643
	LG Household & Health Care Ltd.	105,099	79,473
*,^ Celltrion Inc.		898,501	77,646
	SK Holdings Co. Ltd.	395,945	73,774
	LG Display Co. Ltd.	2,664,180	70,286
	Woori Bank	6,013,148	67,881
	Samsung SDI Co. Ltd.	650,962	64,691
*	Hyundai Heavy Industries Co. Ltd.	553,029	63,068
	LG Electronics Inc.	1,286,867	61,499
	Lotte Chemical Corp.	172,797	55,996
	LG Corp.	1,076,710	54,936
	NCSoft Corp.	204,788	53,616
	SK Telecom Co. Ltd.	261,075	50,050
	Korea Zinc Co. Ltd.	117,549	49,712
	Coway Co. Ltd.	638,345	48,002
	Hyundai Steel Co.	880,096	44,135
	E-MART Inc.	250,078	43,779
	Hankook Tire Co. Ltd.	878,106	42,851
	Samsung SDS Co. Ltd.	384,833	41,719
	Korea Aerospace Industries Ltd.	761,539	40,653
	AMOREPACIFIC Group	332,554	38,803
	Kangwon Land Inc.	1,269,177	35,769
	Hyundai Motor Co. 2nd Preference Shares	431,939	35,741
	Industrial Bank of Korea	3,151,676	34,427
	S-Oil Corp.	492,257	34,381
	Mirae Asset Daewoo Co. Ltd.	4,456,143	33,809
	Hyosung Corp.	277,125	32,306
	Samsung Electro-Mechanics Co. Ltd.	646,886	31,592
	Hyundai Engineering & Construction Co. Ltd.	850,216	30,434
*	Shinhan Financial Group Co. Ltd. ADR	761,410	30,106
	Hyundai Glovis Co. Ltd.	216,592	29,003
	Dongbu Insurance Co. Ltd.	553,622	28,208
	Hyundai Development Co-Engineering & Construction	721,007	27,129
*	Korea Electric Power Corp. ADR	1,460,418	26,784
	GS Holdings Corp.	606,069	26,687
	CJ CheilJedang Corp.	86,999	26,572
*,^ Samsung Heavy Industries Co. Ltd.		2,953,555	26,453
	Orion Corp.	47,021	26,272
	BNK Financial Group Inc.	3,444,927	25,284
	LG Uplus Corp.	2,534,193	24,892
^	Kakao Corp.	370,355	24,795

Lotte Shopping Co. Ltd.	126,951	24,703
CJ Corp.	154,645	24,282
Daelim Industrial Co. Ltd.	320,841	23,237
*,^ Samsung Biologics Co. Ltd.	165,182	22,885
* KB Financial Group Inc. ADR	552,207	22,420
Hanssem Co. Ltd.	120,735	21,687
Hanwha Chemical Corp.	964,447	21,665
Hyundai Motor Co. Preference Shares	267,064	21,418
*,^ Samsung Engineering Co. Ltd.	1,843,355	19,960
KCC Corp.	65,974	19,724
Amorepacific Corp. Preference Shares	123,960	19,158
BGF retail Co. Ltd.	240,056	18,994
Hyundai Marine & Fire Insurance Co. Ltd.	723,477	18,751
Korea Investment Holdings Co. Ltd.	463,385	18,585
^ Hanmi Pharm Co. Ltd.	74,348	18,465
Samsung Securities Co. Ltd.	645,175	18,014
Hanwha Corp.	578,594	17,558
Doosan Heavy Industries & Construction Co. Ltd.	736,095	17,439
CJ E&M Corp.	226,859	17,074
Mando Corp.	78,962	16,992
^ Medy-Tox Inc.	47,431	16,917
S-1 Corp.	225,833	16,387
*,^ OCI Co. Ltd.	215,930	15,971
Hanwha Life Insurance Co. Ltd.	2,842,355	15,766
DGB Financial Group Inc.	1,843,855	15,660
Yuhan Corp.	94,331	15,284
Hyundai Department Store Co. Ltd.	183,830	15,208
Hanwha Techwin Co. Ltd.	421,666	15,149
Hanon Systems	1,931,733	15,127
NH Investment & Securities Co. Ltd.	1,534,022	15,100
POSCO ADR	249,955	14,467
Kumho Petrochemical Co. Ltd.	203,626	14,432
LG Innotek Co. Ltd.	166,524	14,218
*,^ ViroMed Co. Ltd.	156,259	14,037
^ Hotel Shilla Co. Ltd.	364,133	13,600
*,^ Kumho Tire Co. Inc.	1,860,249	13,087
Samsung Card Co. Ltd.	381,274	12,887
^ Kolon Industries Inc.	201,245	12,862
LG Chem Ltd. Preference Shares	87,109	12,829
*,^ GS Engineering & Construction Corp.	533,622	12,718
Shinsegae Inc.	83,162	12,593
Korea Gas Corp.	315,237	12,589
KT Corp.	489,133	12,379
Cheil Worldwide Inc.	766,012	12,224
*,^ CJ Korea Express Corp.	86,332	12,125
KEPCO Plant Service & Engineering Co. Ltd.	255,588	12,029
Posco Daewoo Corp.	544,675	11,952
*,^ Doosan Infracore Co. Ltd.	1,549,667	11,510
SK Chemicals Co. Ltd.	223,635	11,434
Lotte Confectionery Co. Ltd.	64,585	11,352
Doosan Corp.	123,507	11,170
LG Household & Health Care Ltd. Preference Shares	24,326	11,088
LS Corp.	201,370	10,885
Hyundai Wia Corp.	192,436	10,711
Meritz Securities Co. Ltd.	3,426,718	10,656
*,^ Daewoo Engineering & Construction Co. Ltd.	2,362,745	10,553
^ SK Materials Co. Ltd.	61,267	10,510

^	CJ CGV Co. Ltd.	152,092	10,399
	SK Networks Co. Ltd.	1,823,212	10,385
	NongShim Co. Ltd.	37,194	10,187
	Korean Reinsurance Co.	1,052,135	9,832
*	Korean Air Lines Co. Ltd.	427,293	9,712
*,^ Komipharm International Co. Ltd.		362,840	9,643
^	Korea Kolmar Co. Ltd.	159,959	9,528
	Lotte Chilsung Beverage Co. Ltd.	7,444	9,292
	KB Insurance Co. Ltd.	429,413	9,100
^	Com2uSCorp	118,872	8,751
*,^ NHN Entertainment Corp.		190,045	8,667
^	Cosmax Inc.	75,783	8,547
	Poongsan Corp.	225,833	8,462
	Meritz Fire & Marine Insurance Co. Ltd.	652,381	8,452
^	KIWOOM Securities Co. Ltd.	134,405	8,411
	Ottogi Corp.	14,999	8,408
	Hyundai Greenfood Co. Ltd.	587,933	8,354
	GS Retail Co. Ltd.	180,596	8,102
^	Youngone Corp.	349,639	8,028
	LG International Corp.	287,991	8,014
^	LIG Nex1 Co. Ltd.	128,456	7,990
^	Korea Petrochemical Ind Co. Ltd.	34,206	7,937
	Dongsuh Cos. Inc.	353,447	7,785
^	Green Cross Corp.	64,604	7,681
*,^ Pan Ocean Co. Ltd.		2,236,963	7,406
	Dongkuk Steel Mill Co. Ltd.	699,850	7,358
^	Eo Technics Co. Ltd.	99,640	7,290
^	Fila Korea Ltd.	119,329	7,038
*	WONIK IPS Co. Ltd.	339,978	6,951
	Innocean Worldwide Inc.	139,110	6,932
^	SFA Engineering Corp.	113,854	6,901
^	Hanmi Science Co. ltd	138,215	6,883
*,^ Advanced Process Systems Corp.		284,612	6,867
	Hyundai Home Shopping Network Corp.	71,427	6,677
^	Hite Jinro Co. Ltd.	369,006	6,604
	SKC Co. Ltd.	245,055	6,555
	LS Industrial Systems Co. Ltd.	176,878	6,434
^	Hana Tour Service Inc.	103,303	6,395
	Hansol Chemical Co. Ltd.	96,590	6,300
^	Paradise Co. Ltd.	541,600	6,240
^	Chong Kun Dang Pharmaceutical Corp.	73,318	6,204
	Tongyang Inc.	2,535,689	6,193
*,^ Hyundai Mipo Dockyard Co. Ltd.		123,917	6,134
*,^ Yungjin Pharmaceutical Co. Ltd.		982,049	6,104
*,^ Osstem Implant Co. Ltd.		122,889	6,080
*,2 CEMEX Holdings Philippines Inc.		26,957,477	6,068
*,^ Hugel Inc.		23,087	6,017
	Green Cross Holdings Corp.	324,024	5,968
^	Seoul Semiconductor Co. Ltd.	455,579	5,961
^	Samyang Holdings Corp.	67,428	5,951
*,^ Hyundai Elevator Co. Ltd.		116,633	5,906
*,^ Loen Entertainment Inc.		88,259	5,902
	LG Hausys Ltd.	69,943	5,873
^	IS Dongseo Co. Ltd.	161,035	5,796
^	Bukwang Pharmaceutical Co. Ltd.	292,612	5,699
	Young Poong Corp.	5,996	5,651
	JB Financial Group Co. Ltd.	1,165,106	5,617

	GS Home Shopping Inc.	35,968	5,608
^	LOTTE Fine Chemical Co. Ltd.	210,997	5,573
	Taekwang Industrial Co. Ltd.	6,482	5,549
*	Dongbu HiTek Co. Ltd.	365,538	5,530
^	JW Pharmaceutical Corp.	141,409	5,318
^	Kolon Life Science Inc.	57,182	5,300
^	Koh Young Technology Inc.	140,411	5,278
*,^ Seegene Inc.		177,421	5,176
^	Ilyang Pharmaceutical Co. Ltd.	159,794	5,143
^	LOTTE Himart Co. Ltd.	142,352	5,141
	Korea Electric Terminal Co. Ltd.	82,601	5,120
	Daesang Corp.	228,668	4,961
	Hankook Tire Worldwide Co. Ltd.	284,173	4,956
	Vieworks Co. Ltd.	82,416	4,873
^	Hanjin Kal Corp.	370,035	4,864
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,114	4,817
	CJ O Shopping Co. Ltd.	34,199	4,729
*,^ Taihan Electric Wire Co. Ltd.		2,849,595	4,719
^	Nexen Tire Corp.	414,937	4,701
	Dongwon Industries Co. Ltd.	15,930	4,684
^	Korea Real Estate Investment & Trust Co. Ltd.	1,954,617	4,668
^	Lotte Food Co. Ltd.	8,567	4,639
^	Toptec Co. Ltd.	220,848	4,636
^	Partron Co. Ltd.	484,528	4,623
	Huchems Fine Chemical Corp.	255,971	4,583
*,^ Hanall Biopharma Co. Ltd.		449,940	4,544
	Halla Holdings Corp.	86,401	4,510
*,^ HLB Inc.		360,519	4,456
	DuzonBizon Co. Ltd.	222,706	4,413
*,^ Chabiotech Co. Ltd.		435,363	4,401
	LG Electronics Inc. Preference Shares	192,921	4,391
*,^ Genexine Co. Ltd.		129,239	4,380
	Mirae Asset Life Insurance Co. Ltd.	856,061	4,361
	Handsome Co. Ltd.	162,819	4,359
	Soulbrain Co. Ltd.	93,918	4,351
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	115,106	4,338
	Daou Technology Inc.	278,445	4,256
*,^ Hyundai Rotem Co. Ltd.		258,548	4,214
^	SPC Samlip Co. Ltd.	28,562	4,210
^	Dong-A ST Co. Ltd.	54,961	4,186
^	Hanwha General Insurance Co. Ltd.	701,425	4,182
	Samsung Electronics Co. Ltd. GDR	4,770	4,077
*	Asiana Airlines Inc.	1,126,737	4,056
*,^ SM Entertainment Co.		202,077	3,986
*,^ ST Pharm Co. Ltd.		102,246	3,962
*,^ Jusung Engineering Co. Ltd.		402,637	3,946
^	SK Gas Ltd.	42,383	3,938
^	Hansae Co. Ltd.	203,615	3,929
*,^ Medipost Co. Ltd.		85,050	3,872
	LF Corp.	208,385	3,841
^	Ahnlab Inc.	71,410	3,838
^	Dong-A Socio Holdings Co. Ltd.	35,431	3,827
^	Jeil Pharmaceutical Co.	73,190	3,786
^	DoubleUGames Co. Ltd.	108,018	3,598
*,^ DIO Corp.		131,911	3,587
	Daishin Securities Co. Ltd.	369,484	3,581
	Modetour Network Inc.	127,551	3,575

*,^ Foosung Co. Ltd.		563,634	3,551
*,^ Binex Co. Ltd.		265,599	3,529
^	Grand Korea Leisure Co. Ltd.	216,768	3,528
^	S&T Motiv Co. Ltd.	89,659	3,513
	Tongyang Life Insurance Co. Ltd.	383,786	3,496
	Maeil Dairy Industry Co. Ltd.	97,097	3,484
	LEENO Industrial Inc.	102,082	3,455
*,^ CrystalGenomics Inc.		252,300	3,416
	Meritz Financial Group Inc.	360,399	3,400
*	Ssangyong Motor Co.	515,545	3,365
	Samyang Corp.	40,707	3,359
	Binggrae Co. Ltd.	60,180	3,350
	SL Corp.	166,080	3,335
^	Amicogen Inc.	95,718	3,293
^	Hanjin Transportation Co. Ltd.	134,377	3,293
^	Posco ICT Co. Ltd.	663,258	3,261
^	Daewoong Pharmaceutical Co. Ltd.	55,249	3,255
*,^ SK Securities Co. Ltd.		3,313,585	3,184
*,^ GemVax & Kael Co. Ltd.		305,864	3,183
	NICE Holdings Co. Ltd.	217,775	3,170
	Namyang Dairy Products Co. Ltd.	4,992	3,145
	KISWIRE Ltd.	90,649	3,141
*,^ iNtRON Biotechnology Inc.		133,995	3,102
^	Seah Besteel Corp.	144,032	3,086
	Hansol Paper Co. Ltd.	174,491	3,072
^	KEPCO Engineering & Construction Co. Inc.	148,341	3,017
^	Muhak Co. Ltd.	151,444	2,985
	Sebang Global Battery Co. Ltd.	98,839	2,946
	SeAH Steel Corp.	31,005	2,888
	Youngone Holdings Co. Ltd.	58,273	2,877
^	Caregen Co. Ltd.	50,872	2,866
^	YG Entertainment Inc.	126,597	2,862
	Silicon Works Co. Ltd.	104,007	2,855
*,^ NUTRIBIOTECH Co. Ltd.		59,163	2,842
*,^ Interflex Co. Ltd.		130,566	2,839
*,^ Jenax Inc.		163,798	2,743
*,^ ATGen Co. Ltd.		102,708	2,739
^	Hyundai Livart Furniture Co. Ltd.	134,689	2,720
^	Hankook Shell Oil Co. Ltd.	7,400	2,719
*,^ Yuanta Securities Korea Co. Ltd.		932,096	2,714
	Hanil Cement Co. Ltd.	41,530	2,671
^	Hancom Inc.	193,319	2,662
	CJ Hellovision Co. Ltd.	331,769	2,623
	Daeduck Electronics Co.	365,585	2,608
*	Ssangyong Cement Industrial Co. Ltd.	212,608	2,600
*,^ Hansol Technics Co. Ltd.		191,102	2,582
	DongKook Pharmaceutical Co. Ltd.	53,050	2,560
*,^ Wonik Holdings Co. Ltd.		480,920	2,517
*,^ Schnell Biopharmaceuticals Inc.		830,668	2,512
	Sungwoo Hitech Co. Ltd.	390,799	2,494
	Shinyoung Securities Co. Ltd.	54,991	2,483
^	Songwon Industrial Co. Ltd.	175,002	2,464
^	AK Holdings Inc.	56,553	2,460
	POSCO Chemtech Co. Ltd.	234,844	2,449
	Kwang Dong Pharmaceutical Co. Ltd.	342,962	2,446
	AtlasBX Co. Ltd.	52,392	2,419
^	JW Holdings Corp.	367,168	2,418

*	Kumho Industrial Co. Ltd.	298,237	2,416
^	Interpark Holdings Corp.	585,913	2,385
^	NICE Information Service Co. Ltd.	416,852	2,378
	KT Skylife Co. Ltd.	170,178	2,356
^	InBody Co. Ltd.	121,006	2,353
*,^ Emerson Pacific Inc.		92,169	2,344
^	Seobu T&D	168,636	2,343
^	ICD Co. Ltd.	156,164	2,316
^	iMarketKorea Inc.	257,760	2,315
*,^ Webzen Inc.		182,129	2,311
^	Cuckoo Electronics Co. Ltd.	20,853	2,311
*,^ CMG Pharmaceutical Co. Ltd.		883,844	2,293
^	NS Shopping Co. Ltd.	17,672	2,287
*,^ Pharmicell Co. Ltd.		556,953	2,281
	Daekyo Co. Ltd.	326,587	2,271
^	Lutronic Corp.	86,245	2,265
*,^ Taewoong Co. Ltd.		117,964	2,261
^	Dae Hwa Pharmaceutical Co. Ltd.	127,958	2,260
*,^ Leaders Cosmetics Co. Ltd.		142,421	2,259
*	Korea Line Corp.	143,725	2,258
^	i-SENS Inc.	93,040	2,253
*,^ Cellumed Co. Ltd.		1,978,621	2,250
	Samchully Co. Ltd.	26,712	2,229
^	Able C&C Co. Ltd.	136,796	2,196
^	Lock&Lock Co. Ltd.	185,192	2,185
^	Dawonsys Co. Ltd.	224,260	2,168
	Kwangju Bank	237,006	2,158
*,^ Peptron Inc.		61,625	2,149
^	Dongwon F&B Co. Ltd.	12,172	2,143
	Hansol Holdings Co. Ltd.	402,377	2,135
	CJ CheilJedang Corp. Preference Shares	15,465	2,123
^	It's Skin Co. Ltd.	65,164	2,115
*,^ Gamevil Inc.		54,909	2,101
^	WeMade Entertainment Co. Ltd.	101,730	2,049
*,^ COSON Co. Ltd.		204,460	2,043
	Daeduck GDS Co. Ltd.	175,573	2,024
*	Huons Co. Ltd.	43,179	2,005
^	Kolon Corp.	41,676	1,996
*	SFA Semicon Co. Ltd.	877,116	1,985
^	Crown Confectionery Co. Ltd.	68,990	1,983
*,^ Naturalendo Tech Co. Ltd.		149,510	1,982
^	Seoyon E-Hwa Co. Ltd.	145,014	1,923
*,^ Hanwha Investment & Securities Co. Ltd.		937,348	1,906
^	Byucksan Corp.	573,698	1,894
*,^ Woongjin Thinkbig Co. Ltd.		233,971	1,887
	Cell Biotech Co. Ltd.	61,966	1,880
*,^ CUROCOM Co. Ltd.		854,191	1,878
^	Chongkundang Holdings Corp.	36,515	1,859
*	Taeyoung Engineering & Construction Co. Ltd.	404,962	1,827
	Humax Co. Ltd.	169,909	1,791
	GOLFZON Co. Ltd.	32,984	1,783
	Youlchon Chemical Co. Ltd.	151,681	1,775
*,^ CrucialTec Co. Ltd.		232,207	1,752
	Sindoh Co. Ltd.	39,122	1,743
*,^ Insun ENT Co. Ltd.		311,446	1,740
^	Kolao Holdings	273,773	1,726
	NEPES Corp.	196,160	1,718

	S&T Dynamics Co. Ltd.	220,674	1,707
^	KH Vatec Co. Ltd.	150,882	1,696
	Dae Han Flour Mills Co. Ltd.	10,417	1,691
	Daewoong Co. Ltd.	47,711	1,690
	Hyundai Corp.	89,854	1,685
*	Hanjin Heavy Industries & Construction Co. Ltd.	652,139	1,684
*,^ KTB Investment & Securities Co. Ltd.		613,974	1,677
	E1 Corp.	33,039	1,653
^	Namhae Chemical Corp.	221,463	1,650
^	Sung Kwang Bend Co. Ltd.	177,420	1,650
*,^ Duk San Neolux Co. Ltd.		72,455	1,647
	Daishin Securities Co. Ltd. Preference Shares	253,978	1,642
	SK Telecom Co. Ltd. ADR	75,705	1,628
*,^ Agabang&Company		241,830	1,626
^	Korea Kolmar Holdings Co. Ltd.	69,979	1,596
^	Humedix Co. Ltd.	67,655	1,593
*,^ G-SMATT GLOBAL Co. Ltd.		146,405	1,592
	CJ Freshway Corp.	50,781	1,561
	KISCO Corp.	49,324	1,519
*	Green Cross Cell Corp.	67,461	1,512
	Kyobo Securities Co. Ltd.	200,539	1,410
	INTOPS Co. Ltd.	165,533	1,409
*,^ Lumens Co. Ltd.		422,640	1,409
*	Eugene Investment & Securities Co. Ltd.	600,109	1,400
^	Coreana Cosmetics Co. Ltd.	285,673	1,369
*,^ Samsung Pharmaceutical Co. Ltd.		391,923	1,339
^	SBS Media Holdings Co. Ltd.	575,528	1,310
^	Cosmax BTI Inc	44,704	1,251
*,^ Duksan Hi-Metal Co. Ltd.		171,965	1,241
^	TK Corp.	149,013	1,238
*,^ Neowiz Games Corp.		133,677	1,231
	DY Corp.	195,100	1,231
*,^ 3S Korea Co. Ltd.		488,350	1,144
^	Eusu Holdings Co. Ltd.	198,139	1,132
^	Huons Global Co. Ltd.	48,424	1,125
^	GOLFZONYUWONHOLDINGS Co. Ltd.	184,995	1,103
^	KONA I Co. Ltd.	122,760	1,079
	Sam Young Electronics Co. Ltd.	105,886	1,070
	Seoyon Co. Ltd.	100,897	958
*	KT Corp. ADR	59,976	892
^	Hyundai C&F Inc.	69,364	882
	MegaStudy Co. Ltd.	25,630	763
*,^ Doosan Engine Co. Ltd.		255,435	713
*	Dongbu Securities Co. Ltd.	218,187	671
	MegaStudyEdu Co. Ltd.	12,638	526
	Hitejinro Holdings Co. Ltd.	55,392	523
*	Korean Air Lines Co. Ltd. Rights Exp. 03/07/2017	101,717	486
*	Samsung Securities Co. Ltd. Rights Exp. 03/08/2017	86,871	456
*	Tera Resource Co. Ltd.	209,223	9
*	CNK International Co. Ltd.	259,916	—
			8,358,989
Spain (2.1%)
	Banco Santander SA	170,725,983	953,829
	Banco Bilbao Vizcaya Argentaria SA	77,312,831	525,776
	Telefonica SA	50,267,205	486,343
	Iberdrola SA	68,319,935	431,521
	Industria de Diseno Textil SA	12,546,866	414,997

	Amadeus IT Group SA	4,907,696	227,035
*	Repsol SA	13,325,989	197,515
	CaixaBank SA	38,384,896	140,700
^	Abertis Infraestructuras SA	8,063,704	115,551
2	Aena SA	762,480	110,886
*	Ferrovial SA	5,755,862	104,483
	Banco de Sabadell SA	61,855,606	93,385
	Red Electrica Corp. SA	5,137,056	91,861
	Grifols SA	3,959,273	84,998
	Endesa SA	3,761,035	77,562
	Gas Natural SDG SA	3,618,061	69,793
	Enagas SA	2,678,707	65,787
	Bankinter SA	8,161,823	65,696
*	ACS Actividades de Construccion y Servicios SA	2,022,408	62,332
	Bankia SA	54,805,809	57,939
	Gamesa Corp. Tecnologica SA	2,650,303	55,732
	Grifols SA Preference Shares	2,994,249	51,124
	Merlin Properties Socimi SA	3,862,753	43,268
	Distribuidora Internacional de Alimentacion SA	7,252,083	38,384
*,^ Banco Popular Espanol SA		36,400,219	37,692
	Mapfre SA	12,140,673	36,811
^	Bolsas y Mercados Espanoles SHMSF SA	928,094	29,300
	Viscofan SA	555,002	28,223
	Mediaset Espana Comunicacion SA	2,155,736	26,385
	Acciona SA	306,942	23,812
*	Acerinox SA	1,717,216	23,615
2	Cellnex Telecom SA	1,655,292	23,571
	Ebro Foods SA	1,039,767	21,459
*	Inmobiliaria Colonial SA	2,799,218	20,576
	Zardoya Otis SA	2,263,883	19,109
	Grupo Catalana Occidente SA	536,403	17,487
	Melia Hotels International SA	1,355,134	17,427
	Applus Services SA	1,504,710	17,199
	Prosegur Cia de Seguridad SA	2,456,307	15,480
*,^ Indra Sistemas SA		1,369,077	15,081
	Tecnicas Reunidas SA	359,255	14,265
	Hispania Activos Inmobiliarios SOCIMI SA	1,031,617	12,749
	Almirall SA	733,495	11,824
*	NH Hotel Group SA	2,544,830	11,261
	Faes Farma SA	3,024,741	11,215
	CIE Automotive SA	586,446	10,911
2	Euskaltel SA	1,159,872	10,708
	Cia de Distribucion Integral Logista Holdings SA	438,089	10,589
	Vidrala SA	186,242	10,148
	Axiare Patrimonio SOCIMI SA	674,381	9,836
	Corp Financiera Alba SA	200,484	9,381
*	Construcciones y Auxiliar de Ferrocarriles SA	226,164	9,184
*	Sacyr SA	3,491,790	9,094
*,^ Codere SA		9,489,032	8,499
	Atresmedia Corp. de Medios de Comunicacion SA	666,936	7,590
*,^ Fomento de Construcciones y Contratas SA		853,782	7,114
^	Obrascon Huarte Lain SA	1,711,389	5,813
*,^ Pharma Mar SA		1,724,416	5,635
	Ence Energia y Celulosa SA	1,539,495	4,109
*,^ Liberbank SA		3,405,775	3,780
	Papeles y Cartones de Europa SA	568,194	3,430
*	Promotora de Informaciones SA	581,521	3,298

*,^ Let's GOWEX SA		155,449	—
*	Pescanova SA	63,151	—
			5,130,157
Sweden (2.2%)
	Nordea Bank AB	37,591,184	453,811
	Hennes & Mauritz AB Class B	11,249,158	321,861
	Swedbank AB Class A	12,481,908	315,606
	Svenska Handelsbanken AB Class A	17,353,932	259,072
	Atlas Copco AB Class A	7,440,377	238,626
	Volvo AB Class B	18,266,350	233,769
	Investor AB Class B	5,336,105	212,997
	Svenska Cellulosa AB SCA Class B	7,072,367	212,819
	Assa Abloy AB Class B	11,136,009	210,721
	Telefonaktiebolaget LM Ericsson Class B	35,384,164	209,415
	Skandinaviska Enskilda Banken AB Class A	16,992,040	190,868
	Sandvik AB	12,775,788	172,455
	Atlas Copco AB Class B	4,503,549	130,610
	Telia Co. AB	30,653,092	124,342
	Hexagon AB Class B	3,035,735	120,084
	Skanska AB Class B	4,274,837	104,520
	Boliden AB	3,253,732	94,919
	SKF AB	4,461,124	89,766
	Swedish Match AB	2,193,987	71,429
	Electrolux AB Class B	2,633,038	70,015
	Alfa Laval AB	3,695,999	69,101
*	Kinnevik AB	2,406,223	61,774
	Trelleborg AB Class B	2,875,373	59,651
	Securitas AB Class B	3,634,324	57,871
	Industrivarden AB Class A	2,522,706	52,048
*	Lundin Petroleum AB	2,080,977	44,908
	Castellum AB	3,162,250	43,562
^	ICA Gruppen AB	1,179,340	38,539
	Elekta AB Class B	4,177,134	37,793
	Industrivarden AB	1,913,670	37,081
	Husqvarna AB	4,408,063	36,919
	Tele2 AB	4,146,027	36,554
	Getinge AB	2,162,288	34,932
	BillerudKorsnas AB	1,816,333	30,260
	Intrum Justitia AB	865,421	29,135
	Hexpol AB	2,919,567	28,277
*,2 Dometic Group AB		3,506,688	27,589
	Fabege AB	1,575,374	26,826
*	Nibe Industrier AB Class B	3,113,642	25,678
	Loomis AB Class B	847,628	24,808
	NCC AB Class B	1,003,803	24,688
*,^ Swedish Orphan Biovitrum AB		1,907,832	24,415
*	Fastighets AB Balder Class B	1,118,500	22,893
	Indutrade AB	1,108,790	22,501
*	SSAB AB Class B	6,531,115	22,015
	Hufvudstaden AB Class A	1,349,746	21,506
	Holmen AB	586,978	21,477
	Axfood AB	1,255,583	20,645
	AAK AB	308,472	20,485
	Saab AB Class B	494,304	20,186
	L E Lundbergforetagen AB Class B	312,369	20,099
2	Thule Group AB	1,238,550	20,093
	Modern Times Group MTG AB Class B	635,864	19,599

	Investment AB Latour Class B	482,976	18,521
^	Fingerprint Cards AB Class B	3,035,029	18,472
	Wallenstam AB	2,326,543	18,259
*	NetEnt AB	2,203,136	17,677
	Sweco AB Class B	787,385	17,378
	JM AB	573,401	17,291
	Com Hem Holding AB	1,566,053	16,430
	Avanza Bank Holding AB	350,438	16,049
	Peab AB	1,904,669	15,605
*	Bonava AB B ORD	1,004,463	15,465
	Wihlborgs Fastigheter AB	803,023	15,329
	Lifco AB Class B	528,045	15,099
*,2 Attendo AB		1,512,191	14,101
	AF AB	628,947	12,561
	Ratos AB	2,295,899	12,380
*	Betsson AB	1,424,774	12,265
	Kungsleden AB	1,877,572	12,098
	Bilia AB	494,486	11,881
2	Bravida Holding AB	1,617,213	10,693
	Hemfosa Fastigheter AB	1,145,329	10,596
*,^ SSAB AB Class A		2,550,512	10,484
	Pandox AB	634,272	10,158
	Oriflame Holding AG	281,840	8,555
	Atrium Ljungberg AB	543,161	8,444
*	Cloetta AB Class B	2,440,074	8,230
	Melker Schorling AB	126,585	7,904
	Nobia AB	860,556	7,738
*	Vitrolife AB	153,226	7,120
	Klovern AB	6,745,454	7,103
	Haldex AB	507,645	6,906
	Bure Equity AB	579,991	6,545
*,2 Resurs Holding AB		913,581	6,313
	Concentric AB	461,261	6,209
	Svenska Handelsbanken AB Class B	408,175	6,099
	Lindab International AB	698,375	6,071
*	Investment AB Oresund	329,768	5,712
	Klovern AB Preference Shares	160,609	5,024
	SAS AB Preference Shares	81,249	5,015
	Rezidor Hotel Group AB	1,103,215	4,462
	Clas Ohlson AB	282,306	4,454
	SkiStar AB	250,330	4,409
	SKF AB Class A	204,556	4,110
^	Mekonomen AB	166,467	3,559
	Nordnet AB	813,236	3,535
*	Collector AB	294,904	3,529
*,^ SAS AB		1,964,865	3,182
	Fastighets AB Balder Preference Shares	68,562	2,469
	Sagax AB Preference Shares	683,030	2,341
	Hemfosa Fastigheter AB Preference Shares	114,976	2,011
	Ratos AB Preference Shares	8,106	1,718
	NCC AB Class A	43,709	1,079
*	Bonava AB A ORD	43,278	664
			5,390,915
Switzerland (5.8%)
	Nestle SA	36,544,665	2,677,428
	Novartis AG	28,009,263	2,067,855
	Roche Holding AG	8,498,616	2,013,734

UBS Group AG	41,304,128	671,247
ABB Ltd.	22,683,696	540,572
Zurich Insurance Group AG	1,763,797	507,927
Cie Financiere Richemont SA	6,054,340	471,510
Syngenta AG	1,087,379	462,151
Credit Suisse Group AG	24,653,830	376,344
Swiss Re AG	3,873,486	361,972
Actelion Ltd.	1,129,194	294,824
LafargeHolcim Ltd.	4,338,472	233,600
Givaudan SA	109,467	197,352
Geberit AG	436,782	186,676
Adecco Group AG	1,880,304	134,545
Partners Group Holding AG	260,590	131,694
Sika AG	24,966	131,203
SGS SA	60,649	128,684
Swatch Group AG (Bearer)	354,554	125,656
Julius Baer Group Ltd.	2,581,013	121,335
Swisscom AG	269,330	118,814
Swiss Life Holding AG	379,321	115,157
Lonza Group AG	617,586	113,462
Schindler Holding AG	476,867	90,899
Kuehne & Nagel International AG	595,048	81,419
* Dufry AG	568,704	81,186
Sonova Holding AG	607,020	80,373
Chocoladefabriken Lindt & Sprungli AG Registered Shares	1,218	78,998
LafargeHolcim Ltd. (France Shares)	1,401,547	74,881
Baloise Holding AG	549,501	70,755
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	11,819	65,600
Swiss Prime Site AG	768,648	64,031
Clariant AG	3,253,380	60,972
Galenica AG	48,520	53,197
Straumann Holding AG	125,765	50,754
Temenos Group AG	694,517	50,501
Logitech International SA	1,691,144	48,434
Schindler Holding AG (Registered)	245,290	46,207
EMS-Chemie Holding AG	86,184	44,488
PSP Swiss Property AG	474,849	42,727
Swatch Group AG (Registered)	593,459	41,465
Helvetia Holding AG	72,169	40,838
Georg Fischer AG	49,039	40,415
Roche Holding AG (Bearer)	152,540	36,760
* Flughafen Zuerich AG	182,083	35,808
^ BB Biotech AG	653,516	35,765
* CS Real Estate Fund LivingPlus	223,952	32,137
Barry Callebaut AG	23,029	28,496
dormakaba Holding AG	36,479	28,324
2 Sunrise Communications Group AG	400,014	27,116
Cembra Money Bank AG	341,830	25,810
Aryzta AG (Switzerland Shares)	916,260	25,238
DKSH Holding AG	318,380	23,539
OC Oerlikon Corp. AG	2,060,127	23,371
Pargesa Holding SA	350,643	23,357
Banque Cantonale Vaudoise	34,122	23,309
ams AG	673,764	23,211
Tecan Group AG	136,968	21,478
Bucher Industries AG	76,727	20,824
Panalpina Welttransport Holding AG	163,806	20,254

*,2 VAT Group AG		209,287	20,002
	Valiant Holding AG	181,091	19,253
	Forbo Holding AG	13,756	18,970
	Mobimo Holding AG	72,091	18,877
	GAM Holding AG	1,825,577	18,628
	Allreal Holding AG	118,013	17,924
	Sulzer AG	155,194	17,565
	Belimo Holding AG	5,416	17,408
	SFS Group AG	187,439	16,489
	Emmi AG	25,723	16,126
	Autoneum Holding AG	53,743	14,055
	Implenia AG	173,204	12,965
	u-blox Holding AG	69,567	12,559
	Schweiter Technologies AG	10,898	12,289
^	Burckhardt Compression Holding AG	38,161	11,264
	Valora Holding AG	33,144	11,094
*,2 3SBio Inc.		11,344,925	11,078
	St. Galler Kantonalbank AG	25,871	10,473
	Huber & Suhner AG	166,822	10,392
	Rieter Holding AG	52,315	9,931
	Vontobel Holding AG	176,225	9,867
	VZ Holding AG	31,824	9,584
*,^ Basilea Pharmaceutica AG		129,321	9,482
*	Arbonia AG	547,735	9,441
^	COSMO Pharmaceuticals NV	55,424	9,427
	Daetwyler Holding AG	61,616	9,400
	Conzzeta AG	10,440	8,376
	Kudelski SA	398,956	7,309
	Ypsomed Holding AG	38,517	7,139
	Intershop Holding AG	13,853	7,014
	Ascom Holding AG	415,055	6,958
	BKW AG	118,936	6,008
*	Bell AG	14,251	6,001
	Siegfried Holding AG	26,304	5,727
	EFG International AG	924,933	5,615
	APG SGA SA	11,893	5,412
	LEM Holding SA	5,790	5,411
*,^ Meyer Burger Technology AG		6,276,753	5,034
	Vetropack Holding AG	2,647	4,989
^	Leonteq AG	112,663	4,106
*	Zehnder Group AG	116,540	3,894
*	Schmolz & Bickenbach AG	5,714,176	3,820
	Bachem Holding AG	32,512	3,590
*,^ Alpiq Holding AG		31,135	2,613
	Swissquote Group Holding SA	106,112	2,600
	Plazza AG	10,477	2,360
	Aryzta AG (Ireland Shares)	76,275	2,172
*,^ Orascom Development Holding AG		243,707	1,232
			14,308,602
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	267,793,263	1,595,743
	Hon Hai Precision Industry Co. Ltd.	177,254,477	475,357
	Largan Precision Co. Ltd.	1,187,376	169,838
	Formosa Plastics Corp.	57,981,091	167,532
	Formosa Chemicals & Fibre Corp.	51,969,645	161,103
	Nan Ya Plastics Corp.	67,536,907	159,089
	Delta Electronics Inc.	25,812,799	144,175

Cathay Financial Holding Co. Ltd.	93,830,012	142,892
Fubon Financial Holding Co. Ltd.	85,866,018	139,554
CTBC Financial Holding Co. Ltd.	214,821,515	122,365
China Steel Corp.	148,491,848	120,229
MediaTek Inc.	17,248,807	118,087
Chunghwa Telecom Co. Ltd.	35,844,456	116,914
Uni-President Enterprises Corp.	57,266,204	98,237
Mega Financial Holding Co. Ltd.	128,061,695	95,468
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,075,133	95,052
Asustek Computer Inc.	8,403,168	73,443
Catcher Technology Co. Ltd.	8,755,800	71,410
Taiwan Mobile Co. Ltd.	19,811,400	66,173
First Financial Holding Co. Ltd.	114,919,772	64,131
Quanta Computer Inc.	31,353,950	63,926
Advanced Semiconductor Engineering Inc.	56,793,201	62,586
E.Sun Financial Holding Co. Ltd.	99,080,758	58,527
Formosa Petrochemical Corp.	16,809,950	57,422
Hotai Motor Co. Ltd.	4,799,000	55,149
Pegatron Corp.	22,576,639	54,367
Yuanta Financial Holding Co. Ltd.	136,828,764	54,330
Hua Nan Financial Holdings Co. Ltd.	95,152,188	50,043
President Chain Store Corp.	6,670,351	49,895
Taiwan Cooperative Financial Holding Co. Ltd.	103,625,911	47,354
Far EasTone Telecommunications Co. Ltd.	18,856,000	44,801
Cheng Shin Rubber Industry Co. Ltd.	21,915,828	43,630
Taiwan Cement Corp.	38,149,700	43,264
Innolux Corp.	101,980,024	43,200
China Development Financial Holding Corp.	165,651,856	42,341
United Microelectronics Corp.	114,144,175	41,449
Taishin Financial Holding Co. Ltd.	107,409,421	40,560
China Life Insurance Co. Ltd.	40,891,260	40,019
Pou Chen Corp.	31,527,517	39,947
Far Eastern New Century Corp.	47,593,806	39,666
Lite-On Technology Corp.	25,420,444	38,396
Chang Hwa Commercial Bank Ltd.	68,037,633	37,781
Foxconn Technology Co. Ltd.	12,984,959	36,648
SinoPac Financial Holdings Co. Ltd.	119,105,260	35,140
Advantech Co. Ltd.	4,031,851	34,202
Compal Electronics Inc.	49,875,689	30,093
AU Optronics Corp.	70,995,640	29,398
Chunghwa Telecom Co. Ltd. ADR	903,016	28,499
Inventec Corp.	36,195,315	27,222
Wistron Corp.	31,464,491	26,867
Siliconware Precision Industries Co. Ltd.	17,348,123	26,424
Eclat Textile Co. Ltd.	2,377,668	24,836
Novatek Microelectronics Corp.	6,857,275	24,288
Asia Cement Corp.	27,514,567	23,587
* Shin Kong Financial Holding Co. Ltd.	91,474,258	23,496
Powertech Technology Inc.	8,393,955	23,007
Chailease Holding Co. Ltd.	12,750,410	22,809
* HTC Corp.	8,669,792	22,094
Giant Manufacturing Co. Ltd.	3,350,319	22,019
WPG Holdings Ltd.	17,521,553	20,972
Micro-Star International Co. Ltd.	8,116,000	19,691
Advanced Semiconductor Engineering Inc. ADR	3,412,647	19,520
Teco Electric and Machinery Co. Ltd.	21,543,000	19,473
Realtek Semiconductor Corp.	5,536,215	19,321

Vanguard International Semiconductor Corp.	10,590,000	19,139
Feng TAY Enterprise Co. Ltd.	3,984,615	17,417
Synnex Technology International Corp.	16,495,286	17,214
Acer Inc.	34,983,682	16,155
Highwealth Construction Corp.	10,741,860	15,975
Ruentex Industries Ltd.	8,581,340	15,923
Chicony Electronics Co. Ltd.	6,672,316	15,741
Merida Industry Co. Ltd.	2,968,440	15,464
* Ruentex Development Co. Ltd.	12,627,758	15,387
Walsin Lihwa Corp.	39,071,000	15,193
Nien Made Enterprise Co. Ltd.	1,609,000	15,105
Phison Electronics Corp.	1,905,510	15,084
Tripod Technology Corp.	5,952,023	14,509
AU Optronics Corp. ADR	3,436,890	14,401
Siliconware Precision Industries Co. Ltd. ADR	1,858,073	14,103
Hiwin Technologies Corp.	2,679,893	13,815
Win Semiconductors Corp.	4,589,244	13,807
Airtac International Group	1,650,580	13,740
Nanya Technology Corp.	8,824,773	13,595
* Tatung Co. Ltd.	25,170,738	13,507
Yageo Corp.	5,552,063	13,478
Winbond Electronics Corp.	32,262,000	13,244
CTCI Corp.	8,137,000	12,667
Eva Airways Corp.	26,089,586	12,600
Standard Foods Corp.	5,073,909	12,471
Taiwan Business Bank	46,624,438	12,181
Elite Material Co. Ltd.	3,410,965	11,970
Kenda Rubber Industrial Co. Ltd.	7,576,991	11,625
* TaiMed Biologics Inc.	2,261,000	11,600
Formosa Taffeta Co. Ltd.	12,042,000	11,595
Zhen Ding Technology Holding Ltd.	5,476,355	11,502
LCY Chemical Corp.	8,090,288	11,444
Taiwan Fertilizer Co. Ltd.	8,576,000	11,156
Eternal Materials Co. Ltd.	10,241,721	11,103
King Yuan Electronics Co. Ltd.	12,791,000	11,046
Chroma ATE Inc.	4,158,800	10,902
Accton Technology Corp.	6,006,800	10,898
eMemory Technology Inc.	823,000	10,486
Chipbond Technology Corp.	7,194,000	10,425
Simplo Technology Co. Ltd.	3,475,443	10,391
King's Town Bank Co. Ltd.	11,264,000	10,306
Poya International Co. Ltd.	838,247	10,238
King Slide Works Co. Ltd.	769,000	10,237
Tong Yang Industry Co. Ltd.	5,542,126	10,231
St. Shine Optical Co. Ltd.	541,000	10,222
United Microelectronics Corp. ADR	5,641,953	10,212
TSRC Corp.	8,500,626	9,838
Silergy Corp.	644,000	9,783
Radiant Opto-Electronics Corp.	5,364,948	9,753
* China Petrochemical Development Corp.	27,059,647	9,717
FLEXium Interconnect Inc.	3,244,563	9,321
Hota Industrial Manufacturing Co. Ltd.	2,244,000	9,305
China Airlines Ltd.	30,856,646	9,269
Taiwan Secom Co. Ltd.	3,253,920	9,042
* Epistar Corp.	11,887,760	8,967
Transcend Information Inc.	3,276,363	8,947
Wistron NeWeb Corp.	3,092,588	8,853

Taiwan Paiho Ltd.	2,882,300	8,828
* Evergreen Marine Corp. Taiwan Ltd.	21,177,438	8,759
Yulon Motor Co. Ltd.	9,882,015	8,700
Qisda Corp.	16,278,880	8,513
Parade Technologies Ltd.	795,805	8,229
Feng Hsin Steel Co. Ltd.	5,380,000	8,227
Merry Electronics Co. Ltd.	1,961,976	8,210
E Ink Holdings Inc.	10,359,000	8,194
TTY Biopharm Co. Ltd.	2,502,780	8,176
Chin-Poon Industrial Co. Ltd.	4,100,000	8,142
PChome Online Inc.	971,024	8,037
Sino-American Silicon Products Inc.	6,288,428	8,017
Mitac Holdings Corp.	7,196,386	7,952
Makalot Industrial Co. Ltd.	2,135,223	7,940
Everlight Electronics Co. Ltd.	5,016,497	7,848
* Asia Pacific Telecom Co. Ltd.	24,172,848	7,838
Waterland Financial Holdings Co. Ltd.	29,441,748	7,819
* Taiwan Glass Industry Corp.	18,375,547	7,753
Taichung Commercial Bank Co. Ltd.	26,207,473	7,706
* HannStar Display Corp.	29,229,060	7,697
Oriental Union Chemical Corp.	8,673,700	7,685
Gigabyte Technology Co. Ltd.	5,829,000	7,640
Walsin Technology Corp.	6,063,389	7,506
Nan Kang Rubber Tire Co. Ltd.	7,911,209	7,481
Ennoconn Corp.	517,223	7,442
Kinsus Interconnect Technology Corp.	3,190,000	7,344
China Motor Corp.	7,991,000	7,306
Sercomm Corp.	2,847,000	7,278
Compeq Manufacturing Co. Ltd.	13,673,000	7,278
Land Mark Optoelectronics Corp.	805,800	7,146
Voltronic Power Technology Corp.	523,781	7,090
* Chunghwa Precision Test Tech Co. Ltd.	197,000	7,026
Long Chen Paper Co. Ltd.	8,920,470	7,017
Capital Securities Corp.	24,388,175	7,009
Grape King Bio Ltd.	1,229,000	6,983
China Steel Chemical Corp.	1,782,000	6,971
Globalwafers Co. Ltd.	1,502,000	6,902
WT Microelectronics Co. Ltd.	4,903,673	6,803
Grand Pacific Petrochemical	10,387,000	6,768
Tung Thih Electronic Co. Ltd.	715,000	6,755
Far Eastern Department Stores Ltd.	13,032,977	6,744
Far Eastern International Bank	22,228,127	6,517
AmTRAN Technology Co. Ltd.	9,030,716	6,494
Clevo Co.	7,320,796	6,447
Tung Ho Steel Enterprise Corp.	9,478,842	6,439
Tong Hsing Electronic Industries Ltd.	1,676,259	6,368
* Egis Technology Inc.	745,000	6,270
Kinpo Electronics	15,490,000	6,218
Gourmet Master Co. Ltd.	704,900	6,169
Unimicron Technology Corp.	15,655,750	6,167
Yungtay Engineering Co. Ltd.	4,199,000	6,017
* Genius Electronic Optical Co. Ltd.	1,038,363	5,967
* TPK Holding Co. Ltd.	3,148,695	5,880
Great Wall Enterprise Co. Ltd.	6,376,920	5,875
General Interface Solution Holding Ltd.	1,824,000	5,781
Getac Technology Corp.	3,868,000	5,774
Tainan Spinning Co. Ltd.	12,988,404	5,682

Jih Sun Financial Holdings Co. Ltd.	26,115,365	5,659
* Mercuries Life Insurance Co. Ltd.	10,097,405	5,582
Ginko International Co. Ltd.	567,800	5,582
Elan Microelectronics Corp.	5,061,000	5,553
Taiwan Hon Chuan Enterprise Co. Ltd.	3,225,496	5,509
Lien Hwa Industrial Corp.	7,299,293	5,458
Huaku Development Co. Ltd.	2,723,087	5,342
TA Chen Stainless Pipe	9,174,329	5,325
Cub Elecparts Inc.	674,828	5,322
* Neo Solar Power Corp.	10,347,268	5,274
Primax Electronics Ltd.	3,700,000	5,274
YFY Inc.	15,128,515	5,262
USI Corp.	10,262,105	5,230
* Yieh Phui Enterprise Co. Ltd.	13,142,613	5,228
Cheng Uei Precision Industry Co. Ltd.	4,414,485	5,157
Coretronic Corp.	4,628,000	5,064
China Synthetic Rubber Corp.	5,556,850	5,058
PharmaEngine Inc.	829,349	5,051
ITEQ Corp.	3,783,140	5,049
Advanced Ceramic X Corp.	607,000	5,013
Cheng Loong Corp.	10,868,600	4,999
Sanyang Motor Co. Ltd.	7,623,540	4,985
Sinbon Electronics Co. Ltd.	2,254,645	4,949
Shinkong Synthetic Fibers Corp.	16,240,451	4,883
Topco Scientific Co. Ltd.	1,730,724	4,858
China Bills Finance Corp.	11,540,000	4,845
Shin Zu Shing Co. Ltd.	1,698,000	4,831
Wan Hai Lines Ltd.	8,613,325	4,787
Pharmally International Holding Co. Ltd.	341,000	4,731
Elite Advanced Laser Corp.	1,183,280	4,709
Chong Hong Construction Co. Ltd.	2,264,416	4,698
Cleanaway Co. Ltd.	892,000	4,651
Firich Enterprises Co. Ltd.	2,411,152	4,588
Bizlink Holding Inc.	861,229	4,561
Farglory Land Development Co. Ltd.	3,834,815	4,543
Flytech Technology Co. Ltd.	1,428,919	4,462
U-Ming Marine Transport Corp.	5,060,000	4,405
Chaun-Choung Technology Corp.	894,000	4,395
Taiwan Shin Kong Security Co. Ltd.	3,456,950	4,383
* Motech Industries Inc.	4,586,100	4,370
Hu Lane Associate Inc.	925,000	4,343
A-DATA Technology Co. Ltd.	2,583,087	4,328
Cathay Real Estate Development Co. Ltd.	7,261,800	4,327
Greatek Electronics Inc.	3,408,000	4,311
Prince Housing & Development Corp.	12,777,559	4,265
Ardentec Corp.	5,684,909	4,238
TXC Corp.	3,105,979	4,219
China Man-Made Fiber Corp.	14,751,150	4,208
Taiwan Styrene Monomer	6,341,342	4,195
Lung Yen Life Service Corp.	2,294,000	4,089
Wisdom Marine Lines Co. Ltd.	4,144,329	4,073
Depo Auto Parts Ind Co. Ltd.	1,522,000	4,057
Ton Yi Industrial Corp.	8,573,850	4,050
UPC Technology Corp.	9,313,767	3,996
Sporton International Inc.	710,989	3,967
Adlink Technology Inc.	1,728,614	3,964
* Center Laboratories Inc.	2,059,264	3,955

Sitronix Technology Corp.	1,311,000	3,953
United Integrated Services Co. Ltd.	2,379,000	3,902
Namchow Chemical Industrial Co. Ltd.	1,900,000	3,893
* Iron Force Industrial Co. Ltd.	679,000	3,852
Formosa International Hotels Corp.	726,422	3,847
YC INOX Co. Ltd.	4,261,100	3,832
Taiwan Acceptance Corp.	1,457,000	3,819
ScinoPharm Taiwan Ltd.	3,109,212	3,802
Casetek Holdings Ltd.	1,236,000	3,801
Systex Corp.	1,936,000	3,748
Goldsun Building Materials Co. Ltd.	15,610,830	3,692
Posiflex Technology Inc.	661,384	3,677
FocalTech Systems Co. Ltd.	3,139,098	3,638
AcBel Polytech Inc.	4,801,000	3,623
Aten International Co. Ltd.	1,402,000	3,615
Taiwan TEA Corp.	7,421,000	3,612
President Securities Corp.	9,760,613	3,600
International Games System Co. Ltd.	543,000	3,585
Syncmold Enterprise Corp.	1,775,000	3,580
Taiwan FamilyMart Co. Ltd.	539,000	3,579
San Shing Fastech Corp.	2,091,014	3,535
Pan-International Industrial Corp.	4,307,991	3,471
Visual Photonics Epitaxy Co. Ltd.	2,210,812	3,468
Xxentria Technology Materials Corp.	1,413,224	3,428
Mercuries & Associates Holding Ltd.	4,647,673	3,416
YungShin Global Holding Corp.	2,348,850	3,409
Zeng Hsing Industrial Co. Ltd.	662,000	3,401
Wowprime Corp.	756,015	3,381
Universal Cement Corp.	4,286,515	3,367
IEI Integration Corp.	2,268,694	3,348
BES Engineering Corp.	16,731,000	3,333
* Ritek Corp.	20,197,976	3,331
Gigasolar Materials Corp.	294,600	3,291
Yeong Guan Energy Technology Group Co. Ltd.	985,000	3,281
Hung Sheng Construction Ltd.	5,247,000	3,236
* Gintech Energy Corp.	4,832,904	3,183
Sampo Corp.	5,369,000	3,112
Gloria Material Technology Corp.	4,615,136	3,096
Masterlink Securities Corp.	11,319,027	3,073
China General Plastics Corp.	3,976,898	3,069
China Metal Products	3,034,243	3,049
Wah Lee Industrial Corp.	2,060,000	3,044
* Microbio Co. Ltd.	4,269,907	3,040
Elite Semiconductor Memory Technology Inc.	2,845,000	3,038
Sigurd Microelectronics Corp.	3,952,000	3,033
Basso Industry Corp.	1,006,200	3,030
Test Rite International Co. Ltd.	4,689,314	2,995
Everlight Chemical Industrial Corp.	4,662,113	2,991
Kinik Co.	1,449,000	2,983
* Taigen Biopharmaceuticals Holdings Ltd.	3,480,289	2,944
* Yang Ming Marine Transport Corp.	16,440,553	2,936
* Asia Optical Co. Inc.	2,276,000	2,919
* Orient Semiconductor Electronics Ltd.	8,001,000	2,908
* Medigen Biotechnology Corp.	1,271,032	2,908
Taiwan Cogeneration Corp.	4,020,550	2,892
Rechi Precision Co. Ltd.	2,783,596	2,876
Taiwan Surface Mounting Technology Corp.	3,450,118	2,874

TYC Brother Industrial Co. Ltd.	2,505,000	2,863
* Wei Chuan Foods Corp.	4,879,000	2,861
Nan Liu Enterprise Co. Ltd.	598,000	2,860
Green Seal Holding Ltd.	576,900	2,832
* Gigastorage Corp.	3,705,096	2,821
Taiwan Semiconductor Co. Ltd.	2,414,000	2,800
Advanced Wireless Semiconductor Co.	1,654,000	2,778
Li Cheng Enterprise Co. Ltd.	1,027,960	2,764
* Sunny Friend Environmental Technology Co. Ltd.	714,000	2,733
Sinyi Realty Inc.	2,642,238	2,726
Taiwan PCB Techvest Co. Ltd.	2,827,153	2,703
Long Bon International Co. Ltd.	5,057,000	2,701
Lealea Enterprise Co. Ltd.	9,963,197	2,694
Chlitina Holding Ltd.	573,300	2,691
Federal Corp.	5,031,272	2,686
Holtek Semiconductor Inc.	1,676,000	2,675
Pixart Imaging Inc.	1,190,711	2,641
Taiwan Land Development Corp.	8,145,744	2,626
Kindom Construction Corp.	4,204,000	2,625
Toung Loong Textile Manufacturing	1,030,000	2,610
Test Research Inc.	2,149,503	2,598
* Ho Tung Chemical Corp.	9,379,337	2,555
Faraday Technology Corp.	2,460,666	2,537
* Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	2,529
Asia Polymer Corp.	4,070,265	2,519
Huang Hsiang Construction Corp.	2,043,000	2,516
Evergreen International Storage & Transport Corp.	5,350,000	2,512
Sincere Navigation Corp.	3,742,000	2,508
Chung-Hsin Electric & Machinery Manufacturing Corp.	3,742,250	2,494
Senao International Co. Ltd.	1,495,000	2,490
* Radium Life Tech Co. Ltd.	8,067,865	2,453
Gemtek Technology Corp.	3,079,564	2,403
Darwin Precisions Corp.	5,838,000	2,388
OptoTech Corp.	5,260,000	2,374
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	919,000	2,369
Asia Vital Components Co. Ltd.	2,991,148	2,365
CyberTAN Technology Inc.	3,765,000	2,303
Kuoyang Construction Co. Ltd.	5,936,696	2,286
Soft-World International Corp.	1,121,620	2,276
* Shining Building Business Co. Ltd.	6,789,518	2,265
L&K Engineering Co. Ltd.	2,002,000	2,249
Lotes Co. Ltd.	692,000	2,235
* CMC Magnetics Corp.	19,641,364	2,230
* TWi Pharmaceuticals Inc.	697,000	2,219
Zinwell Corp.	2,193,000	2,213
Pan Jit International Inc.	4,084,000	2,202
Lextar Electronics Corp.	4,974,000	2,189
* Li Peng Enterprise Co. Ltd.	8,013,615	2,185
Brogent Technologies Inc.	302,642	2,178
Formosan Rubber Group Inc.	4,297,504	2,176
Topkey Corp.	644,385	2,163
D-Link Corp.	6,473,204	2,152
Global Unichip Corp.	833,000	2,128
Holy Stone Enterprise Co. Ltd.	2,045,500	2,115
MIN AIK Technology Co. Ltd.	1,897,000	2,065
* Wafer Works Corp.	4,544,542	2,065
Lite-On Semiconductor Corp.	2,192,439	2,043

Taiflex Scientific Co. Ltd.	1,681,549	1,996
Nien Hsing Textile Co. Ltd.	2,477,468	1,944
Altek Corp.	2,489,353	1,937
CSBC Corp. Taiwan	4,375,100	1,937
Career Technology MFG. Co. Ltd.	3,421,000	1,934
Sunplus Technology Co. Ltd.	5,294,000	1,916
Hung Poo Real Estate Development Corp.	2,311,946	1,899
* HannsTouch Solution Inc.	5,691,559	1,889
* Swancor Holding Co. Ltd.	808,000	1,881
Hsin Kuang Steel Co. Ltd.	2,578,000	1,857
Alpha Networks Inc.	2,916,000	1,855
Vivotek Inc.	703,806	1,831
Dynapack International Technology Corp.	1,551,000	1,826
Chimei Materials Technology Corp.	4,116,000	1,804
Rich Development Co. Ltd.	7,044,000	1,801
Chun Yuan Steel	4,652,653	1,776
Nan Ya Printed Circuit Board Corp.	2,223,059	1,768
* Ichia Technologies Inc.	3,378,000	1,749
* Lotus Pharmaceutical Co. Ltd.	889,000	1,742
Yulon Nissan Motor Co. Ltd.	274,179	1,735
Chung Hwa Pulp Corp.	5,417,712	1,713
Elitegroup Computer Systems Co. Ltd.	2,766,441	1,662
* Taiwan Liposome Co. Ltd.	434,000	1,655
Sonix Technology Co. Ltd.	1,594,000	1,635
* Etron Technology Inc.	4,120,000	1,630
Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,623
Quanta Storage Inc.	1,622,000	1,614
* Green Energy Technology Inc.	2,937,405	1,607
Johnson Health Tech Co. Ltd.	1,105,110	1,605
* Gold Circuit Electronics Ltd.	4,786,000	1,604
* Unizyx Holding Corp.	3,418,000	1,592
* Solartech Energy Corp.	3,284,364	1,578
Lingsen Precision Industries Ltd.	4,121,000	1,551
Unitech Printed Circuit Board Corp.	5,114,248	1,535
Weltrend Semiconductor	2,064,500	1,512
China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,505
Taiwan Fire & Marine Insurance Co. Ltd.	2,466,000	1,492
WUS Printed Circuit Co. Ltd.	2,604,000	1,489
Global Mixed Mode Technology Inc.	673,000	1,479
Unity Opto Technology Co. Ltd.	3,520,409	1,478
Infortrend Technology Inc.	2,890,000	1,470
Kuo Toong International Co. Ltd.	2,308,643	1,468
Darfon Electronics Corp.	2,280,000	1,464
KEE TAI Properties Co. Ltd.	4,962,740	1,454
* ALI Corp.	2,722,000	1,435
Cyberlink Corp.	627,578	1,408
Microlife Corp.	565,400	1,371
Bank of Kaohsiung Co. Ltd.	4,628,508	1,368
Taiyen Biotech Co. Ltd.	1,419,979	1,352
* King's Town Construction Co. Ltd.	1,882,771	1,330
Sheng Yu Steel Co. Ltd.	1,178,000	1,329
Tyntek Corp.	3,415,438	1,327
CHC Healthcare Group	966,489	1,303
* E-Ton Solar Tech Co. Ltd.	4,146,096	1,298
* G Tech Optoelectronics Corp.	2,044,777	1,281
ITE Technology Inc.	1,343,625	1,273
Jess-Link Products Co. Ltd.	1,330,458	1,273

Concord Securities Co. Ltd.	6,330,219	1,273
Globe Union Industrial Corp.	2,412,625	1,243
Jentech Precision Industrial Co. Ltd.	760,354	1,201
Ability Enterprise Co. Ltd.	2,117,249	1,146
* Global Brands Manufacture Ltd.	2,831,462	1,087
* AGV Products Corp.	4,394,203	1,034
* Phihong Technology Co. Ltd.	2,890,000	1,030
* Silicon Integrated Systems Corp.	4,465,638	972
Chinese Maritime Transport Ltd.	1,086,070	971
* China Electric Manufacturing Corp.	3,905,000	957
* Ta Ya Electric Wire & Cable	5,177,950	944
Sunrex Technology Corp.	1,541,179	898
ACES Electronic Co. Ltd.	1,099,000	876
GeoVision Inc.	630,146	867
FSP Technology Inc.	1,120,071	854
Tsann Kuen Enterprise Co. Ltd.	930,000	846
ENG Electric Co. Ltd.	1,529,782	835
* Champion Building Materials Co. Ltd.	3,665,000	826
Advanced International Multitech Co. Ltd.	962,000	799
* LES Enphants Co. Ltd.	2,209,461	772
* Dynamic Electronics Co. Ltd.	2,634,000	743
* Shih Wei Navigation Co. Ltd.	1,716,772	504
Young Optics Inc.	527,000	470
* Tatung Co. Ltd. GDR	38,879	416
XPEC Entertainment Inc.	872,075	367
* Gintech Energy Corp Rights Exp. 02/15/2017	564,277	62
Ambassador Hotel	48,531	36
* Phihong Technology Co. Ltd Rights Exp. 03/01/2017	499,552	15
Chia Hsin Cement Corp.	22,000	7
* ProMOS Technologies Inc.	5,975,000	—
* Unity Opto Technology Co. Ltd Rights Exp. 12/08/2016	403,599	—
		7,633,851
Thailand (0.8%)
* PTT PCL	14,624,790	167,864
Siam Cement PCL NVDR	6,331,120	91,007
* CP ALL PCL (Local)	40,939,387	70,319
* Siam Commercial Bank PCL (Local)	13,828,597	59,330
* Bangkok Dusit Medical Services PCL (Local)	87,232,099	54,961
Kasikornbank PCL NVDR	10,141,163	54,338
Kasikornbank PCL (Foreign)	10,099,033	54,113
Siam Cement PCL (Foreign)	3,590,735	51,615
Siam Commercial Bank PCL	10,823,900	46,439
* Central Pattana PCL	28,638,092	45,965
* Minor International PCL	39,445,903	38,956
* PTT Global Chemical PCL (Local)	19,463,285	37,461
CP ALL PCL (Foreign)	21,485,670	36,904
* Advanced Info Service PCL (Local)	7,812,878	35,290
* Airports of Thailand PCL	2,965,801	34,928
Intouch Holdings PCL NVDR	22,174,600	33,707
* Charoen Pokphand Foods PCL	41,282,522	33,424
* Krung Thai Bank PCL	57,721,713	31,159
* PTT Exploration and Production PCL (Local)	10,597,578	29,505
Bangkok Bank PCL (Foreign)	5,549,802	28,621
Airports of Thailand PCL (Foreign)	2,326,200	27,395
PTT PCL (Foreign)	2,378,415	27,300
Advanced Info Service PCL (Foreign)	6,018,900	27,187
* Bumrungrad Hospital PCL	3,820,662	19,415

Siam Commercial Bank PCL (Foreign)	4,410,800	18,924
* Banpu PCL (Local)	33,331,249	18,381
* Electricity Generating PCL	3,180,291	18,229
* Kasikornbank PCL	3,382,600	18,125
PTT Exploration & Production PCL (Foreign)	6,477,769	18,035
BTS Group Holdings PCL ADR	71,651,600	16,997
* Thai Oil PCL	8,067,017	16,442
* Bangkok Expressway & Metro PCL	76,521,854	15,351
* IRPC PCL	103,670,272	15,315
* Indorama Ventures PCL (Local)	15,166,217	15,076
* True Corp. PCL	80,919,471	15,058
* KCE Electronics PCL	4,701,500	14,566
* Delta Electronics Thailand PCL	5,925,890	14,423
* Digital Telecommunications Infrastructure Fund	33,952,600	13,984
* Thanachart Capital PCL	10,358,300	13,970
* Thai Union Group PCL	23,290,795	13,759
Ratchaburi Electricity Generating Holding PCL	8,995,000	13,035
* OBI Pharma Inc.	1,397,000	12,941
* Group Lease PCL	7,642,000	12,864
* Home Product Center PCL (Local)	45,169,103	12,760
* Bangchak Petroleum PCL	12,566,400	12,585
* Jasmine Broadband Internet Infrastructure Fund	32,350,200	11,122
* BTS Rail Mass Transit Growth Infrastructure Fund	32,914,824	10,939
* Land & Houses PCL	38,588,344	10,633
* CH Karnchang PCL	12,573,700	10,272
Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	10,030
Berli Jucker PCL (Foreign)	6,901,085	9,800
* Sino-Thai Engineering & Construction PCL	13,722,942	9,591
Land & Houses PCL (Foreign)	34,609,500	9,537
Total Access Communication PCL	8,290,400	9,244
* TMB Bank PCL	136,905,900	9,103
* Central Plaza Hotel PCL	8,533,200	9,037
* Siam Global House PCL (Local)	17,103,483	8,990
* Robinson Department Store PCL	5,400,600	8,889
* Kiatnakin Bank PCL (Local)	5,284,800	8,559
* Supalai PCL	12,444,400	8,555
* Bangkok Land PCL	157,753,700	8,515
Thai Oil PCL (Foreign)	4,176,800	8,513
Banpu PCL	15,428,128	8,508
PTT Global Chemical PCL (Foreign)	4,225,236	8,132
Krung Thai Bank PCL (Foreign)	14,913,137	8,050
Bangkok Life Assurance PCL (NVDR)	5,770,220	7,989
* Berli Jucker PCL	5,440,965	7,732
* Tisco Financial Group PCL	4,434,920	7,685
True Corp. PCL (Foreign)	41,269,856	7,680
TMB Bank PCL (Foreign)	112,734,300	7,496
* TPI Polene PCL	110,606,200	7,478
* Hana Microelectronics PCL	6,185,000	7,468
Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,724
* Siam City Cement PCL (Local)	816,949	6,521
* Superblock PCL	157,686,900	6,495
* Srisawad Power 1979 PCL	5,464,247	6,407
* Sri Trang Agro-Industry PCL	8,985,400	6,328
* Krungthai Card PCL	1,572,600	6,279
* Carabao Group PCL	2,905,100	6,208
* Muangthai Leasing PCL	7,717,400	6,193
Thai Union Frozen Products PCL (Foreign)	10,402,800	6,145

*,2 Star Petroleum Refining PCL		17,196,600	6,057
*	Glow Energy PCL	2,717,236	6,019
*	Major Cineplex Group PCL	6,499,480	5,957
*	Thai Vegetable Oil PCL	5,106,970	5,949
*	Thai Airways International PCL	9,392,378	5,737
	Home Product Center PCL (Foreign)	20,294,238	5,733
	Glow Energy PCL (Foreign)	2,486,345	5,507
*	Italian-Thai Development PCL (Local)	38,762,400	5,507
*	Chularat Hospital PCL	65,649,060	5,408
*	Bangkok Airways PCL	8,575,900	5,359
*	Vibhavadi Medical Center PCL	57,757,000	5,246
*	Quality Houses PCL (Local)	63,964,250	4,797
*	Tipco Asphalt PCL	7,274,800	4,773
*	Esso Thailand PCL	14,478,600	4,730
*	PTG Energy PCL	5,897,300	4,691
*	Gunkul Engineering PCL	30,729,020	4,669
*	Dynasty Ceramic PCL	36,061,100	4,609
*	Sansiri PCL (Local)	86,171,300	4,577
*	Tisco Financial Group PCL NVDR	2,626,300	4,551
*	Global Power Synergy Co. Ltd.	4,434,100	4,504
*	Thaicom PCL	7,086,200	4,448
*	AP Thailand PCL	20,935,900	4,398
*	BEC World PCL	8,697,490	4,373
*	VGI Global Media PCL (Local)	28,035,192	4,221
	Indorama Ventures PCL (Foreign)	4,205,648	4,181
	IRPC PCL (Foreign)	28,064,000	4,146
*	Unique Engineering & Construction PCL	7,142,000	3,936
*	LPN Development PCL	11,461,800	3,908
	BTS Group Holdings PCL	16,254,048	3,856
*	CK Power PCL	39,599,200	3,786
*	Amata Corp. PCL	8,723,400	3,766
*	Bangkok Chain Hospital PCL (Local)	8,774,800	3,688
*	Thoresen Thai Agencies PCL (Local)	12,775,600	3,556
*	IMPACT Growth REIT	8,025,600	3,374
	Bangkok Expressway & Metro PCL (Foreign)	16,239,220	3,258
*	Jasmine International PCL (Foreign Shares)	12,823,100	3,206
	momo.com Inc.	497,000	2,996
*	Pruksa Real Estate PCL (Local)	5,010,600	2,984
	Kiatnakin Bank PCL (Foreign)	1,775,743	2,876
*	TICON Industrial Connection PCL	6,084,200	2,869
*	SPCG PCL	4,750,200	2,860
*	GFPT PCL	6,718,400	2,823
	TTW PCL	8,647,300	2,627
	Hana Microelectronics PCL (Foreign)	2,059,900	2,487
*	U City PCL	2,904,235,031	2,475
	Bangkok Chain Hospital PCL (Foreign)	5,881,825	2,472
*	Group Lease PCL NVDR	1,349,800	2,272
*	Samart Corp. PCL	4,643,700	2,177
	TTW PCL (Foreign)	6,920,300	2,102
*	Thai Airways International PCL (Foreign)	3,415,800	2,086
*	WHA Corp. PCL	21,886,088	1,990
*	WHA Corp. PCL (Foreign)	20,638,750	1,876
*	Inter Far East Energy Corp.	19,507,600	1,718
	Pruksa Real Estate PCL (Foreign)	2,710,500	1,614
*	Jasmine International PCL	6,237,000	1,559
*	Precious Shipping PCL	5,360,700	1,508
	Thoresen Thai Agencies PCL (Foreign)	5,418,772	1,508

VGI Global Media PCL (Foreign)	8,894,080	1,339
* Univentures PCL (Local)	4,861,300	1,269
BEC World PCL (Foreign)	2,370,905	1,192
Quality Houses PCL (Foreign)	14,903,018	1,118
Univentures PCL (Foreign)	4,060,200	1,060
* Italian-Thai Development PCL (Foreign)	7,424,785	1,055
* Cal-Comp Electronics Thailand PCL	12,506,897	1,001
Asian Property Development PCL (Foreign)	4,332,944	910
* Central Pattana PCL NVDR	539,400	866
Sansiri PCL (Foreign)	14,838,699	788
* Group Lease PCL Warrants Exp. 07/31/2018	712,180	622
* Maybank Kim Eng Securities Thailand PCL	924,100	601
Bangkok Life Assurance PCL	412,998	572
Krung Thai Bank PCL NVDR	994,800	537
Minor International PCL (Foreign)	536,679	530
* BTS Group Holdings PCL	2,185,683	518
* Precious Shipping PCL (Foreign)	1,518,350	427
Samart Corp. PCL (Foreign)	810,500	380
Bumrungrad Hospital PCL NVDR	67,700	344
* TPI Polene PCL Rights	633,385	233
Thai Reinsurance PCL	3,199,050	187
* BTS Group Hldgs Warrants	5,418,016	102
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	6,341,340	94
BCPG PCL	180,945	71
* VGI Global Media PCL Warrants Exp. 08/01/2018	4,533,368	50
* WHA Corp. PCL Warrants Exp. 12/31/2019	201,600	46
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	2,522,957	42
* Intouch Holdings PCL	22,843	35
* Thoresen Thai Agencies PCL Expire 2/28/2019	701,670	30
* Sansiri PLC Foreign Warrants Exp. 11/24/2017	7,803,235	27
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	126,432	25
* G Steel PCL	1,479,014	14
* Ratchaburi Electricity Generating Holding PCL (Local)	9,455	14
* G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	13
* Samart Corp. PCL Warrants Exp. 02/11/2018	661,060	13
* Total Access Communication PCL (Local)	8,577	10
* Loxley PCL Warrants Exp 9/30/2017	32,585	1
* Precious Shipping PCL Warrants	151,835	—
		1,985,366
Turkey (0.2%)
Turkiye Garanti Bankasi AS	24,930,097	55,067
Akbank TAS	24,205,974	53,955
BIM Birlesik Magazalar AS	2,662,301	38,003
Tupras Turkiye Petrol Rafinerileri AS	1,454,467	31,619
KOC Holding AS	7,486,114	30,156
* Turkcell Iletisim Hizmetleri AS	9,417,909	28,326
Haci Omer Sabanci Holding AS (Bearer)	9,742,180	25,796
Turkiye Is Bankasi	16,037,042	25,349
Eregli Demir ve Celik Fabrikalari TAS	16,302,971	25,121
Turkiye Halk Bankasi AS	7,368,043	21,958
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,870,217	18,626
Turkiye Vakiflar Bankasi TAO	12,349,626	16,099
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,275,382	12,774
Arcelik AS	2,097,127	12,720
* Yapi ve Kredi Bankasi AS	10,081,784	10,243
Tofas Turk Otomobil Fabrikasi AS	1,466,090	10,124
Enka Insaat ve Sanayi AS	6,465,071	9,842

Turk Telekomunikasyon AS	6,304,868	9,416
* Turk Hava Yollari AO	6,306,991	9,261
Ulker Biskuvi Sanayi AS	1,885,751	9,102
Coca-Cola Icecek AS	792,796	8,127
Turkiye Sise ve Cam Fabrikalari AS	7,485,564	8,023
Ford Otomotiv Sanayi AS	866,833	8,023
Petkim Petrokimya Holding AS	6,801,339	7,589
TAV Havalimanlari Holding AS	1,824,790	7,510
Aselsan Elektronik Sanayi Ve Ticaret AS	1,899,051	6,874
Soda Sanayii AS	3,579,534	5,599
Turkiye Sinai Kalkinma Bankasi AS	9,809,340	3,745
Turk Traktor ve Ziraat Makineleri AS	159,606	3,322
Trakya Cam Sanayii AS	3,860,447	3,167
Tekfen Holding AS	1,567,713	3,131
Otokar Otomotiv Ve Savunma Sanayi A.S.	82,771	2,955
Aygaz AS	787,279	2,662
Cimsa Cimento Sanayi VE Ticaret AS	545,103	2,567
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	7,678,645	2,526
* Koza Altin Isletmeleri AS	526,025	2,473
* Aksa Enerji Uretim AS Class B	3,010,104	2,386
Aksa Akrilik Kimya Sanayii AS	759,156	2,116
Dogus Otomotiv Servis ve Ticaret AS	880,762	2,083
* Dogan Sirketler Grubu Holding AS	9,251,933	2,058
* Migros Ticaret AS	406,341	1,988
Akcansa Cimento AS	525,770	1,976
Yazicilar Holding AS Class A	493,356	1,941
Tat Gida Sanayi AS	920,841	1,796
Is Gayrimenkul Yatirim Ortakligi AS	4,300,407	1,767
* Pegasus Hava Tasimaciligi AS	415,392	1,745
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,000,476	1,724
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,299,261	1,616
* Afyon Cimento Sanayi TAS	645,143	1,554
* Aksigorta AS	2,098,203	1,461
AvivaSA Emeklilik ve Hayat AS	242,269	1,410
* Vestel Elektronik Sanayi ve Ticaret AS	810,300	1,396
* NET Holding AS	1,811,368	1,321
Gubre Fabrikalari TAS	979,264	1,262
* Sekerbank TAS	3,910,573	1,234
Anadolu Hayat Emeklilik AS	850,241	1,217
Albaraka Turk Katilim Bankasi AS	3,610,845	1,167
* Anadolu Cam Sanayii AS	1,413,965	1,162
* Koza Anadolu Metal Madencilik Isletmeleri AS	2,098,774	1,140
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	2,039,972	1,088
Alarko Holding AS	859,319	1,051
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,330,569	920
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	45,087	900
Torunlar Gayrimenkul Yatirim Ortakligi AS	748,102	847
EGE Endustri VE Ticaret AS	11,513	826
* Bagfas Bandirma Gubre Fabrikalari AS	283,578	813
Adana Cimento Sanayii TAS Class A	425,982	792
* Zorlu Enerji Elektrik Uretim AS	2,421,219	745
Bizim Toptan Satis Magazalari AS	226,412	711
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	373,228	658
* Vakif Gayrimenkul Yatirim Ortakligi AS	987,872	657
Konya Cimento Sanayii AS	8,327	605
* Ihlas Holding AS	6,005,398	570
* Akenerji Elektrik Uretim AS	2,448,541	559

Turcas Petrol AS	724,518	298
* Zorlu Enerji Elektrik Uretim AS Rights Exp. 02/13/2017	2,421,219	167
* Asya Katilim Bankasi AS	6,861,580	—
		581,577
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	20,589,880	100,371
Emaar Properties PJSC	41,590,292	84,048
First Gulf Bank PJSC	13,275,141	46,752
Abu Dhabi Commercial Bank PJSC	21,495,937	41,946
DP World Ltd.	1,968,019	37,193
Aldar Properties PJSC	37,221,437	25,922
Dubai Islamic Bank PJSC	14,822,828	24,004
Emaar Malls PJSC	24,009,628	16,526
DAMAC Properties Dubai Co. PJSC	20,987,530	15,422
Union National Bank PJSC	12,783,139	15,321
* DXB Entertainments PJSC	37,710,436	12,298
Dubai Investments PJSC	17,329,928	11,644
Air Arabia PJSC	27,934,943	10,498
* Arabtec Holding PJSC	26,922,261	9,891
Dubai Financial Market PJSC	19,632,553	6,891
Al Waha Capital PJSC	10,869,660	6,776
* Dana Gas PJSC	41,310,589	6,083
* Eshraq Properties Co. PJSC	13,773,792	4,418
Amanat Holdings PJSC	14,042,052	4,397
* Union Properties PJSC	12,547,047	3,719
* Deyaar Development PJSC	17,372,988	2,955
RAK Properties PJSC	11,015,932	2,370
* Amlak Finance PJSC	6,628,881	2,310
National Central Cooling Co. PJSC	3,997,878	2,024
* Drake & Scull International PJSC	10,774,405	1,568
Aramex PJSC	733,646	875
		496,222
United Kingdom (12.8%)
HSBC Holdings plc	237,689,491	2,027,719
British American Tobacco plc	22,086,944	1,363,386
Royal Dutch Shell plc Class A	50,081,021	1,358,286
BP plc	226,133,304	1,350,594
Royal Dutch Shell plc Class B	44,668,749	1,261,648
GlaxoSmithKline plc	57,621,971	1,113,548
Diageo plc	29,858,269	829,402
AstraZeneca plc	14,964,614	794,160
Vodafone Group plc	314,813,987	771,149
Reckitt Benckiser Group plc	7,450,287	639,279
Rio Tinto plc	14,327,133	634,737
Lloyds Banking Group plc	758,804,165	622,375
Prudential plc	30,571,852	592,446
Unilever plc	14,301,412	579,293
* Glencore plc	138,150,515	572,178
Barclays plc	200,580,297	556,677
Imperial Brands plc	11,419,846	529,057
National Grid plc	44,711,120	523,712
BHP Billiton plc	25,028,683	456,470
Shire plc	7,628,624	424,731
BT Group plc	99,123,392	380,141
WPP plc	15,164,225	352,935
Compass Group plc	19,534,213	347,653

* Standard Chartered plc	31,830,910	311,701
CRH plc (Dublin Shares)	8,913,458	309,171
Aviva plc	47,909,307	288,457
BAE Systems plc	37,523,201	275,597
* Anglo American plc	15,491,903	267,055
* Tesco plc	96,222,219	236,377
RELX NV (London Shares)	13,006,116	233,462
SSE plc	12,073,816	226,972
Experian plc	11,396,400	220,091
Legal & General Group plc	70,362,895	208,676
Wolseley plc	2,997,088	185,611
Centrica plc	64,312,266	182,070
Shire plc ADR	1,025,574	172,102
Rolls-Royce Holdings plc	19,642,745	165,444
Smith & Nephew plc	10,532,277	157,560
Sky plc	12,433,540	157,094
Old Mutual plc	57,987,396	152,271
London Stock Exchange Group plc	3,745,695	149,964
Associated British Foods plc	4,139,701	124,751
Ashtead Group plc	5,957,296	120,781
Land Securities Group plc	9,366,270	117,384
Carnival plc	2,169,114	116,045
ITV plc	44,467,223	114,105
Kingfisher plc	26,848,866	113,915
Burberry Group plc	5,266,611	108,911
* Royal Bank of Scotland Group plc	38,867,982	108,888
InterContinental Hotels Group plc	2,338,537	108,594
Whitbread plc	2,167,682	107,305
Bunzl plc	3,981,061	104,944
Standard Life plc	23,458,286	102,491
Paddy Power Betfair plc	970,947	102,164
3i Group plc	11,452,444	101,169
Sage Group plc	12,773,746	98,794
Mondi plc	4,360,156	96,369
Johnson Matthey plc	2,293,384	94,071
Randgold Resources Ltd.	1,104,458	94,013
United Utilities Group plc	8,092,957	93,721
British Land Co. plc	12,209,077	89,739
Persimmon plc	3,634,966	88,535
Smiths Group plc	4,644,425	88,030
GKN plc	20,294,389	87,992
RSA Insurance Group plc	12,116,998	87,733
DCC plc	1,045,393	84,325
St. James's Place plc	6,146,689	83,156
Intertek Group plc	1,907,130	81,638
Taylor Wimpey plc	38,589,511	81,471
Marks & Spencer Group plc	19,189,915	81,339
Next plc	1,672,218	80,686
Informa plc	9,762,268	80,250
Severn Trent plc	2,794,479	80,100
Wm Morrison Supermarkets plc	25,678,938	76,557
International Consolidated Airlines Group SA (London Shares)	12,596,154	75,835
Pearson plc	9,715,933	75,746
Smurfit Kappa Group plc	2,790,459	73,142
Direct Line Insurance Group plc	16,292,733	72,989
Barratt Developments plc	11,913,316	71,844
2 Worldpay Group plc	19,903,700	71,805

	Micro Focus International plc	2,638,384	71,368
	Hammerson plc	9,494,877	65,442
	Croda International plc	1,545,495	65,262
	Weir Group plc	2,558,904	64,824
	J Sainsbury plc	19,821,203	64,490
	TUI AG	4,298,084	62,991
	Rentokil Initial plc	21,716,465	62,574
	DS Smith plc	11,146,505	62,308
	Provident Financial plc	1,750,512	60,280
	G4S plc	18,347,665	59,110
	Segro plc	9,935,796	57,717
2	Auto Trader Group plc	11,344,642	57,298
	Royal Mail plc	10,879,841	56,503
	Melrose Industries plc	22,508,290	55,415
	Travis Perkins plc	2,962,676	54,338
	Rightmove plc	1,062,787	53,870
	Admiral Group plc	2,398,506	53,737
	Berkeley Group Holdings plc	1,518,256	53,624
	RPC Group plc	3,935,836	53,150
	Coca-Cola HBC AG	2,323,777	53,117
	Investec plc	7,474,313	53,031
	Halma plc	4,483,912	52,242
2	Merlin Entertainments plc	8,413,410	50,583
	Schroders plc	1,362,062	50,517
	Booker Group plc	19,611,593	50,358
	Capita plc	7,826,241	49,377
	Hargreaves Lansdown plc	2,886,309	49,309
	Pennon Group plc	4,880,998	48,800
	Meggitt plc	9,229,934	48,678
	IMI plc	3,248,913	47,806
	Spirax-Sarco Engineering plc	872,832	47,408
	Dixons Carphone plc	11,791,527	47,036
	Tate & Lyle plc	5,527,626	46,722
	John Wood Group plc	4,392,817	46,471
	Mediclinic International plc	4,651,155	46,018
	Bellway plc	1,450,280	45,456
	Inchcape plc	4,998,946	45,245
*	Just Eat plc	6,554,377	44,638
	Antofagasta plc	4,209,871	44,480
	Phoenix Group Holdings	4,672,592	44,359
	Hiscox Ltd.	3,397,688	43,967
	BBA Aviation plc	12,389,568	43,697
	Spectris plc	1,407,344	42,824
	UBM plc	4,650,324	41,322
	Inmarsat plc	5,307,385	40,664
*,^ Tullow Oil plc		10,658,050	39,716
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,460,181	39,556
	Aberdeen Asset Management plc	11,821,868	39,124
	Hikma Pharmaceuticals plc	1,654,686	38,113
	TP ICAP plc	6,433,333	37,631
^	Intu Properties plc	10,865,516	37,060
*	Metro Bank plc	881,483	37,052
	Derwent London plc	1,183,446	36,816
	Fresnillo plc	2,001,427	36,739
	Aggreko plc	2,832,160	35,989
	Petrofac Ltd.	3,064,528	35,485
*	CYBG plc	10,396,954	35,420

Polymetal International plc	3,043,372	35,395
Cobham plc	20,313,336	34,760
Howden Joinery Group plc	7,263,022	34,601
Henderson Group plc	12,490,750	34,476
Babcock International Group plc	2,999,282	33,779
William Hill plc	10,296,455	33,586
Rotork plc	10,267,873	33,079
Close Brothers Group plc	1,796,026	32,847
Hays plc	17,035,749	32,781
Shaftesbury plc	2,937,800	32,440
Great Portland Estates plc	4,116,559	32,216
Indivior plc	8,570,054	32,004
Beazley plc	6,212,945	31,783
Electrocomponents plc	5,192,203	31,754
Greene King plc	3,657,002	31,423
CRH plc (London Shares)	889,357	31,038
Playtech plc	2,941,880	30,739
easyJet plc	2,556,288	30,645
Man Group plc	18,186,709	30,539
B&M European Value Retail SA	8,043,055	30,474
* BTG plc	4,507,878	30,375
Intermediate Capital Group plc	3,438,443	30,022
^ Capital & Counties Properties plc	8,699,893	29,847
IG Group Holdings plc	4,393,504	29,535
* Paysafe Group plc	5,761,451	27,772
Daily Mail & General Trust plc	3,148,000	27,493
SSP Group plc	5,560,411	27,348
WH Smith plc	1,312,600	26,986
Domino's Pizza Group plc	5,898,584	26,946
Balfour Beatty plc	8,189,943	26,727
* NEX Group plc	3,692,086	26,684
Moneysupermarket.com Group plc	6,314,117	26,222
Amec Foster Wheeler plc	4,649,367	25,995
GVC Holdings plc	3,382,518	25,815
* IWG plc	8,149,443	25,674
Jupiter Fund Management plc	5,049,590	25,602
Centamin plc	12,846,313	25,402
Greencore Group plc	8,252,543	24,567
* Serco Group plc	13,143,450	23,872
Britvic plc	2,991,144	23,581
UDG Healthcare plc	2,893,292	23,401
Victrex plc	973,878	23,338
Tritax Big Box REIT plc	13,317,908	23,200
QinetiQ Group plc	6,945,244	23,100
HomeServe plc	3,006,361	22,660
Drax Group plc	4,812,323	22,473
WS Atkins plc	1,205,520	22,232
AA plc	7,186,053	22,104
National Express Group plc	5,130,192	21,884
Berendsen plc	2,037,687	21,396
Dechra Pharmaceuticals plc	1,117,748	20,502
Pagegroup plc	3,708,605	20,200
Lancashire Holdings Ltd.	2,338,681	19,969
UNITE Group plc	2,673,610	19,735
Ultra Electronics Holdings plc	841,132	19,577
* Cairn Energy plc	6,813,210	19,510
Kier Group plc	1,114,447	19,383

	Bodycote plc	2,293,081	19,295
	JD Sports Fashion plc	4,386,220	19,211
	Grafton Group plc	2,601,714	19,181
*	Firstgroup plc	14,575,058	19,112
*	Thomas Cook Group plc	17,097,402	18,790
	Crest Nicholson Holdings plc	2,940,649	18,789
	Elementis plc	5,542,228	18,737
	AVEVA Group plc	776,661	18,675
	Cineworld Group plc	2,398,362	18,562
*	KAZ Minerals plc	3,099,983	18,394
	Dignity plc	591,179	18,202
	Ashmore Group plc	4,643,924	18,170
	Renishaw plc	503,787	18,079
	Synthomer plc	3,166,853	17,999
	Genus plc	805,807	17,400
	Diploma plc	1,355,261	17,321
	Ladbrokes Coral Group plc	11,499,747	17,314
	Paragon Group of Cos. plc	3,374,044	17,182
	Galliford Try plc	995,212	16,943
	NMC Health plc	809,896	16,735
	Bovis Homes Group plc	1,597,354	16,627
	Kennedy Wilson Europe Real Estate plc	1,371,596	16,402
*,^ Ocado Group plc		5,105,126	16,030
*	Evraz plc	5,629,557	15,835
	Essentra plc	3,060,447	15,802
	Greggs plc	1,266,060	15,535
	Vesuvius plc	2,602,299	15,505
	Savills plc	1,563,731	15,280
	BGEO Group plc	409,818	15,258
	Grainger plc	4,963,187	14,880
	Big Yellow Group plc	1,711,132	14,788
	Go-Ahead Group plc	516,293	14,619
	Redrow plc	2,597,427	14,535
2	John Laing Group plc	4,355,687	14,471
^	Carillion plc	5,178,197	14,078
	Stagecoach Group plc	5,284,549	13,955
	Vedanta Resources plc	1,035,036	13,678
	Virgin Money Holdings UK plc	3,419,927	13,423
*	Vectura Group plc	8,080,118	13,244
2	Spire Healthcare Group plc	3,355,018	13,241
	LondonMetric Property plc	7,061,325	13,119
	Workspace Group plc	1,372,516	13,062
	Fidessa Group plc	444,163	12,897
	Assura plc	19,455,777	12,703
2	Zoopla Property Group plc	2,743,526	12,669
	Morgan Advanced Materials plc	3,320,820	12,616
	Dairy Crest Group plc	1,683,779	12,612
	Hansteen Holdings plc	9,049,733	12,521
	Brewin Dolphin Holdings plc	3,153,364	12,428
^	TalkTalk Telecom Group plc	6,233,127	12,292
	Senior plc	4,892,253	12,210
*,2 Wizz Air Holdings plc		531,574	11,934
*	Petra Diamonds Ltd.	6,181,306	11,801
	Marston's plc	7,052,855	11,717
	Ted Baker plc	327,164	11,713
	Hunting plc	1,665,040	11,692
	Safestore Holdings plc	2,435,785	11,370

	Entertainment One Ltd.	3,885,565	11,292
	J D Wetherspoon plc	953,540	11,254
	SuperGroup plc	594,675	11,238
*	SVG Capital plc	1,255,079	11,228
	Halfords Group plc	2,450,750	11,188
^	Mitie Group plc	4,360,947	11,034
	Telecom Plus plc	708,168	10,856
	Pets at Home Group plc	4,279,332	10,769
	F&C Commercial Property Trust Ltd.	6,211,398	10,620
*,^ Sports Direct International plc		2,957,913	10,615
2	Hastings Group Holdings plc	3,662,926	10,366
	Debenhams plc	14,957,526	9,903
	Dunelm Group plc	1,154,119	9,892
	Polypipe Group plc	2,313,141	9,848
	PZ Cussons plc	2,563,660	9,834
	Northgate plc	1,527,308	9,771
*	Enterprise Inns plc	5,787,626	9,649
2	Sophos Group plc	2,790,100	9,647
	Acacia Mining plc	1,775,912	9,630
*	Ophir Energy plc	8,088,343	9,571
	Mitchells & Butlers plc	2,725,152	9,156
*	Imagination Technologies Group plc	2,974,049	8,933
	Restaurant Group plc	2,396,204	8,859
	Fenner plc	2,235,729	8,845
	De La Rue plc	1,156,915	8,600
	UK Commercial Property Trust Ltd.	8,128,508	8,592
	Card Factory plc	2,706,768	8,508
	SIG plc	6,471,320	8,367
	Keller Group plc	816,358	8,362
	Hochschild Mining plc	2,671,079	8,325
	Shanks Group plc	6,967,930	8,311
	esure Group plc	3,257,725	8,252
	St. Modwen Properties plc	2,029,517	8,130
*	Chemring Group plc	3,297,098	7,968
	Computacenter plc	795,167	7,939
*	Allied Minds plc	1,524,199	7,648
	Chesnara plc	1,651,084	7,482
	RPS Group plc	2,559,871	7,347
	NCC Group plc	3,035,599	7,076
	Interserve plc	1,701,814	6,930
	Redefine International PLC	14,018,551	6,884
	KCOM Group plc	6,087,984	6,854
	Laird plc	3,280,186	6,852
2	McCarthy & Stone plc	3,256,530	6,722
*	Mothercare plc	4,644,238	6,638
2	Ibstock plc	2,724,559	6,409
*	Premier Oil plc	6,015,033	6,386
	Picton Property Income Ltd.	6,295,319	6,327
2	Countryside Properties plc	2,111,529	6,216
*	Nostrum Oil & Gas plc	1,023,215	6,088
	Lookers plc	3,832,647	6,027
	888 Holdings plc	2,113,760	5,968
*	Aldermore Group plc	2,151,275	5,927
	ITE Group plc	2,935,375	5,780
	International Personal Finance plc	2,567,715	5,654
	Oxford Instruments plc	601,294	5,364
*	Lonmin plc	3,311,857	5,321

	Cape plc			2,289,911	5,202
	Rank Group plc			2,002,300	5,019
	OneSavings Bank plc			1,150,673	4,911
	Soco International plc			2,484,101	4,805
	N Brown Group plc			1,710,520	4,719
	Xaar plc			917,967	4,608
	Helical plc			1,172,285	4,342
	Daejan Holdings plc			54,393	4,337
	Schroder REIT Ltd.			6,059,923	4,325
*,2 Shawbrook Group plc				1,351,432	4,254
	Foxtons Group plc			3,353,725	4,104
*	Premier Foods plc			8,100,631	4,054
	Countrywide plc			1,823,670	4,044
*,^ AO World plc				1,987,586	4,006
	Devro plc			1,892,531	3,928
*	Gocompare.Com Group plc			3,584,554	3,844
*,^ Genel Energy plc				3,891,887	3,273
*	Lamprell plc			2,789,157	3,214
2	CMC Markets plc			1,158,886	1,618
*,^ Afren plc				7,677,368	172
					31,407,857
Total Common Stocks (Cost $237,892,949)					243,167,495
		Coupon
Temporary Cash Investments (2.0%)1
Money Market Fund (1.9%)
5,6 Vanguard Market Liquidity Fund		0.856%		48,523,723	4,852,858

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.390%	2/1/17	45,000	45,000
7,8 Federal Home Loan Bank Discount Notes		0.481%	2/17/17	24,000	23,994
	United States Treasury Bill	0.310%	2/2/17	6,100	6,100
8,9 United States Treasury Bill		0.478%	2/9/17	20,000	19,998
8	United States Treasury Bill	0.381%	3/9/17	5,000	4,998
8,9 United States Treasury Bill		0.579%-0.591%	5/4/17	23,800	23,769
8	United States Treasury Bill	0.591%	5/18/17	12,000	11,982
8,9 United States Treasury Bill		0.618%	5/25/17	23,000	22,962
					158,803
Total Temporary Cash Investments (Cost $5,011,300)					5,011,661
Total Investments (101.4%) (Cost $242,904,249)					248,179,156
Other Assets and Liabilities-Net (-1.4%)6					(3,487,288)
Net Assets (100%)					244,691,868

Securities with a value of less than $500 are represented with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,487,337,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $1,747,819,000, representing 0.7% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.

4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $3,743,827,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $74,882,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $9,452,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	20,121,122	4,618,006	3,549
Common Stocks—Other	1,034,250	217,336,780	53,788
Temporary Cash Investments	4,852,858	158,803	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(9,978)	—	—
Forward Currency Contracts—Assets	—	12,935	—
Forward Currency Contracts—Liabilities	—	(8,585)	—
Total	25,998,295	222,117,939	57,337

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	13,791	481,996	2,089
Topix Index	March 2017	2,801	377,448	8,509
FTSE 100 Index	March 2017	2,751	243,850	4,883
S&P ASX 200 Index	March 2017	1,249	131,679	867
E-mini S&P 500 Index	March 2017	500	56,863	(359)
				15,989

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
The Toronto-Dominion Bank	3/22/17	EUR	488,589	USD	521,965	6,643
Citibank, N.A.	3/14/17	JPY	37,191,733	USD	327,826	2,033
Barclays Bank plc	3/22/17	GBP	234,796	USD	298,486	(2,776)
Credit Suisse International	3/21/17	AUD	180,593	USD	135,563	1,243
Barclays Bank plc	3/22/17	EUR	53,595	USD	57,275	710
The Toronto-Dominion Bank	3/14/17	JPY	6,003,678	USD	52,953	294
Goldman Sachs International	3/14/17	JPY	4,977,375	USD	43,318	827
JPMorgan Chase Bank, N.A.	3/22/17	EUR	37,302	USD	39,892	465
JPMorgan Chase Bank, N.A.	3/22/17	GBP	23,767	USD	29,358	575
Barclays Bank plc	3/21/17	AUD	20,434	USD	15,437	43
Bank of America, N.A.	3/22/17	GBP	8,133	USD	10,337	(94)
Bank of America, N.A.	3/21/17	AUD	10,979	USD	8,215	102
Goldman Sachs International	3/22/17	USD	108,965	EUR	102,080	(1,476)

Citibank, N.A.	3/22/17	USD	52,894	GBP	42,720	(909)
Citibank, N.A.	3/22/17	USD	39,365	EUR	37,072	(744)
Barclays Bank plc	3/14/17	USD	60,150	JPY	6,866,525	(751)
JPMorgan Chase Bank, N.A.	3/22/17	USD	23,926	GBP	19,379	(480)
BNP Paribas	3/22/17	USD	21,567	GBP	17,701	(726)
BNP Paribas	3/21/17	USD	12,520	AUD	17,036	(386)
Citibank, N.A.	3/21/17	USD	11,737	AUD	15,540	(35)
Barclays Bank plc	3/21/17	USD	6,287	AUD	8,574	(208)
						4,350

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2017, the counterparty had deposited in segregated accounts securities with a value of $2,384,000 in connection with open forward currency contracts.

E. At January 31, 2017, the cost of investment securities for tax purposes was $243,517,474,000. Net unrealized appreciation of investment securities for tax purposes was $4,661,682,000, consisting of unrealized gains of $28,317,670,000 on securities that had risen in value since their purchase and $23,655,988,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (47.8%)
Vanguard Total Stock Market Index Fund Investor Shares	105,986,885	6,055,030

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	267,244,956	4,088,848

U.S. Bond Fund (14.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	168,023,759	1,784,412

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	69,939,402	750,450

Total Investment Companies (Cost $8,779,147)		12,678,740
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.856% (Cost $5,213)	52,122	5,213

Total Investments (100.0%) (Cost $8,784,360)		12,683,953
Other Assets and Liabilities-Net (0.0%)		(6,051)
Net Assets (100%)		12,677,902

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2017, the cost of investment securities for tax purposes was $8,784,360,000. Net unrealized appreciation of investment securities for tax purposes was $3,899,593,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,545	NA2	NA2	4	—	5,213
Vanguard Total Bond Market II
Index Fund	1,681,680	167,503	19,033	9,955	1,794	1,784,412
Vanguard Total International Bond
Index Fund	711,950	57,563	—	6,652	—	750,450
Vanguard Total International Stock
Index Fund	3,832,652	147,608	7,359	32,553	—	4,088,848
Vanguard Total Stock Market Index
Fund	5,693,519	78,140	158,918	35,415	—	6,055,030
Total	11,921,346	450,814	185,310	84,579	1,794	12,683,953

1 Includes net realized gain (loss) on affiliated investment securities sold of $7,729,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,931,329	453,117

International Stock Fund (8.0%)
Vanguard Total International Stock Index Fund Investor
Shares	19,775,770	302,569

U.S. Bond Fund (56.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	200,149,045	2,125,583

International Bond Fund (23.8%)
Vanguard Total International Bond Index Fund Investor
Shares	84,184,293	903,298

Total Investment Companies (Cost $3,499,120)		3,784,567
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.856% (Cost $228)	2,284	228

Total Investments (100.0%) (Cost $3,499,348)		3,784,795
Other Assets and Liabilities-Net (0.0%)		(777)
Net Assets (100%)		3,784,018

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B.Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.At January 31, 2017, the cost of investment securities for tax purposes was $3,499,348,000. Net unrealized appreciation of investment securities for tax purposes was $285,447,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D.Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2016		from			2017
	Market	Purchases	Securities		Capital Gain	Market
	Value	at Cost	Sold[1]	Income Received	Distributions	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	944	NA2	NA2	1	—	228
Vanguard Total Bond Market II
Index Fund	2,140,175	53,860	9,591	12,219	2,171	2,125,583
Vanguard Total International
Bond Index Fund	912,300	18,160	3,123	8,456	—	903,298
Vanguard Total International
Stock Index Fund	304,585	2,515	13,075	2,515	—	302,569
Vanguard Total Stock Market
Index Fund	457,123	7,196	46,040	2,660	—	453,117
Total	3,815,127	81,731	71,829	25,851	2,171	3,784,795

1 Includes net realized gain (loss) on affiliated investment securities sold of
2 $3,104,000.
Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.9%)
Vanguard Total Stock Market Index Fund Investor Shares	34,813,230	1,988,880

International Stock Fund (16.2%)
Vanguard Total International Stock Index Fund Investor Shares	88,525,687	1,354,443

U.S. Bond Fund (42.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	330,326,324	3,508,065

International Bond Fund (17.8%)
Vanguard Total International Bond Index Fund Investor Shares	138,575,933	1,486,920

Total Investment Companies (Cost $6,842,026)		8,338,308
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.856% (Cost $1)	5	1

Total Investments (100.0%) (Cost $6,842,026)		8,338,309
Other Assets and Liabilities-Net (0.0%)		891
Net Assets (100%)		8,339,200

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2017, the cost of investment securities for tax purposes was $6,842,026,000. Net unrealized appreciation of investment securities for tax purposes was $1,496,283,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	Jan. 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA2	NA2	1	—	1
Vanguard Total Bond Market II
Index Fund	3,433,209	248,624	79,716	20,025	3,612	3,508,065
Vanguard Total International Bond
Index Fund	1,462,494	63,038	—	13,563	—	1,486,920
Vanguard Total International Stock
Index Fund	1,299,745	39,352	23,041	10,903	—	1,354,443
Vanguard Total Stock Market
Index Fund	1,948,354	20,307	130,065	11,759	—	1,988,880
Total	8,143,803	371,321	232,822	56,251	3,612	8,338,309

1 Includes net realized gain (loss) on affiliated investment securities sold of $18,026,000.
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (35.8%)
Vanguard Total Stock Market Index Fund Investor Shares	85,681,618	4,894,991

International Stock Fund (24.4%)
Vanguard Total International Stock Index Fund Investor Shares	217,702,377	3,330,846

U.S. Bond Fund (28.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	361,169,920	3,835,625

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	149,916,649	1,608,606

Total Investment Companies (Cost $10,186,365)		13,670,068
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0>856% (Cost $2)	21	2

Total Investments (100.0%) (Cost $10,186,367)		13,670,070
Other Assets and Liabilities-Net (0.0%)		(796)
Net Assets (100%)		13,669,274

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2017, the cost of investment securities for tax purposes was $10,186,367,000. Net unrealized appreciation of investment securities for tax purposes was $3,483,702,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity	4,899	NA2	NA2	6	—	2
Vanguard Total Bond Market II
Index Fund	3,683,546	302,235	49,029	21,704	3,908	3,835,625
Vanguard Total International
Bond Index Fund	1,561,650	88,417	—	14,530	—	1,608,606
Vanguard Total International
Stock Index Fund	3,137,539	130,185	32,044	26,812	—	3,330,846
Vanguard Total Stock Market
Index Fund	4,712,417	38,356	219,222	28,738	—	4,894,991
Total	13,100,051	559,193	300,295	91,790	3,908	13,670,070

1 Includes net realized gain (loss) on affiliated investment securities sold of $26,730,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 22, 2017
VANGUARD STAR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 22, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.